UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22025

Voya Separate Portfolios (SPorts)
Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd. Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2016

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Annual Report
March 31, 2016
Classes P* and SMA
Fixed-Income Fund
■
Voya Investment Grade Credit Fund

*Patent Pending
E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Fund. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

The Fed Guides Down
Dear Shareholder,
As expected, the U.S. Federal Reserve Board (“Fed”) left the federal funds interest rate unchanged at the March meeting of the Federal Open Market Committee (“FOMC”). The FOMC took the step, however, of ratcheting down guidance for only two interest rate hikes in 2016 rather than the four hikes telegraphed earlier. This should be positive for stocks and, given increased global liquidity, also for commodities and emerging markets by extension, though significant risks persist.
The change of guidance is likely a good move, as Fed policy may have been too reactive, chasing the economic data and market developments lower. Rather than retreating every quarter, the Fed is articulating a view that economic activity is expanding at a “moderate” pace and expecting to see labor markets “continue to strengthen.”
The move also aligns Fed policy a little more with the central banks of China, Europe and Japan, which are still focused on accelerating their economies. The global economy and financial markets appear to be responding positively to these efforts, the latter faster than the former. After a turbulent start to the year, however, it’s still an open question whether fundamentals such as corporate earnings growth can reestablish themselves without continued central bank support.
How do these thoughts fit into the context of your own investment portfolio? Volatility waxes and wanes in direct proportion to the degree of uncertainty in the markets — in uncertain times it’s especially important to vet decisions that potentially could impact your long-term potential for investment success. Resist the temptation to avoid losses by making short-term changes to your investments, a tactic highly likely to compromise your long-term goals. Before taking any action, thoroughly discuss with your financial advisor any changes of your circumstances and any possible responses.
At Voya Investment Management, we seek to be a reliable partner committed to reliable investing, helping you and your financial advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Shaun Mathews
President and Chief Executive Officer
Voya Family of Funds
April 18, 2016
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

1

Market Perspective: Year Ended March 31, 2016

In our semi-annual report, we described how global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, were shaken when China announced a 2% devaluation of the yuan, losing 8.36% for the fiscal half-year. A strong recovery in October stalled in November and unraveled in December. Concerns intensified into February before a dramatic rally left the Index down 4.56% for the fiscal year. (The Index returned -3.45% for the one year ended March 31, 2016, measured in U.S. dollars.)
U.S. economic data blew hot and cold. Employment showed the most consistent strength. By the end of March, 228,000 new jobs were being created monthly, on average. The unemployment rate fell to 4.9%, the lowest since February 2008. Sluggish annual wage growth improved to 2.5%, which doesn’t sound like much, but it was the best since 2009. Gross domestic product (“GDP”) grew 3.9% annualized in the second quarter of 2015, after another harsh winter, before an inventory downturn and waning demand pegged it back to 2.0% in the third quarter and 1.4% in the fourth quarter. Industrial production was uneven, while purchasing managers’ indices in manufacturing signaled contraction in the last five months of the period. Retail sales were still showing no sustained acceleration despite lower gasoline prices.
Superimposed on this was the prospect of rising U.S. interest rates. On December 16, the Federal Open Market Committee (“FOMC”) of the U.S. Federal Reserve Board finally announced a 0.25% increase in the federal funds interest rate as a first step in normalizing policy. The FOMC seemed to be projecting four more increases by the end of 2016.
China’s unexpected 2% devaluation of the yuan in August caused such market turmoil because it was handled so poorly and because it suggested that the Chinese economy, the largest single contributor to global growth in recent years, was weaker than had previously been admitted. China’s own market, represented by the Shanghai Stock Exchange Composite Index (“Shanghai Composite”), was already in retreat. By August 26, the Shanghai Composite was down 43% from its June 12 peak. As noted, global equities had fallen 8.36% by September 30.
Yet in the fourth quarter the feeling grew that concerns had been overdone. The Bank of China loosened monetary conditions and by early November, the Shanghai Composite had recouped over a quarter of its losses. The price of oil had fallen to a new multi-year low near the end of August, but rebounded sharply and edged further ahead in October. Global equities responded with an 11% bounce between late September and early November.
But it was not to last. Chinese authorities had been rattled by the violent reaction to the devaluation and in supporting the yuan, China’s foreign exchange reserves were falling by about $100bn per month. In early January a new bout of panic sent the Shanghai Composite down nearly 7%, triggering a recently introduced circuit-breaker, which was then quickly abandoned, adding to perceptions of incompetence. The yuan and the Shanghai Composite were falling again.
The oil price and global equities soon followed. Concerns re-emerged about the various areas of instability in global economies and markets, including the energy sector, already hard-hit by faltering demand and uncontrollable supply. Inflation was nowhere to be seen and to create it, negative bond yields were being encouraged by increasingly ineffectual central banks. Meanwhile the FOMC seemed headed in the opposite direction, a move condemned by some commentators as detached from reality, to the point of risking recession.
Exactly why many markets hit bottom on February 11 is not clear. At around this time, FOMC Chair Yellen reiterated expectations for gradual tightening and downplayed recession risks. Saudi Arabia, Russia, Qatar and Venezuela unexpectedly agreed to freeze oil production. China set a GDP growth target of 6.5% – 7.0% for 2016 and hinted that the yuan had fallen far enough. In any event the Index recovered strongly from that date, adding 11.97% by March 31.
In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) gained 1.96% in the fiscal year, while the Barclays U.S. Treasury Bond sub-index added 2.39%. Indices of riskier classes fared worse. The Barclays U.S. Corporate Investment Grade Bond sub-index rose 0.92%; the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) fell 3.66%. According to Bloomberg in February, some 29% by value of world government bonds outstanding had negative yields.
U.S. equities, represented by the S&P 500® Index including dividends, returned 1.78% in the year through March. The defensive telecommunications sector did best, returning 18.74%. The worst performing sector was understandably energy, slumping 15.54%. S&P 500® earnings per share fell year-over-year in each of the last three quarters of 2015 and were set to fall again in the first quarter of 2016.
In currencies, the dollar lost 5.77% against the euro as the impact of further monetary easing in early March faded. The dollar gained 3.11% on the pound, mainly in the last few months as concerns grew over Britain’s possible exit from the European Union. The dollar lost 6.51% to the yen, again after a late move in response to market instability.
In international markets, the MSCI Japan® Index dropped 12.90%, all in 2016, on renewed concern over China’s slowdown and a rising yen. The MSCI Europe ex UK® Index sagged 12.62%, mostly in January and February. The financial sector was particularly hard hit by low (and in some cases negative) interest rates and deteriorating loan losses. The MSCI UK® Index fell 5.85%, a more evenly spread decline mostly concentrated in about a dozen multinationals in the financials, materials and energy sectors such as (respectively) HSBC, Glencore and BP.
Past performance does not guarantee future results. The performance quoted represents past performance.
Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

Benchmark Descriptions

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Index	The Index is the Corporate component of the U.S. Credit Index. It includes publicly-issued U.S. corporate and secured notes that meet the specified maturity, liquidity, and quality requirements. The Index includes corporate sectors including Industrial, Utility, and Finance.
Barclays U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
Shanghai Stock Exchange Composite Index	A capitalization-weighted index. The index tracks the daily price performance of all A-shares and B-shares listed on the Shanghai Stock Exchange. The index was developed on December 19, 1990 with a base value of 100.
3

Voya Investment Grade Credit Fund	Portfolio Managers’ Report

Sector Diversification as of March 31, 2016 (as a percentage of net assets)

Financials	33.8%
Consumer, Non-cyclical	17.7%
Energy	11.1%
Communications	10.6%
Consumer, Cyclical	7.0%
Technology	6.5%
Utilities	4.7%
U.S. Treasury Bonds	4.2%
U.S. Treasury Notes	1.4%
Industrials	0.9%
Basic Materials	0.3%
Assets in Excess of Other Liabilities	1.8%
Net Assets	100.0%
Portfolio holdings are subject to change daily.
Voya Investment Grade Credit Fund (the “Fund”) seeks to maximize total return. Total return is a combination of income and capital appreciation. The Fund is managed by Anil Katarya, CFA, Travis King, CFA, and Kurt Kringelis, CFA, Portfolio Managers of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the year ended March 31, 2016, the Fund’s Class SMA shares returned 1.05%, compared to the Barclays U.S. Corporate Index (the “Index” or “Barclays U.S. Corporate”), which returned 0.92% for the same period.
Portfolio Specifics: For the period, the U.S. investment grade corporate bond market produced positive results, but trailed like-duration Treasuries. The market experienced some volatility throughout the period due to a number of macro headlines, including slowing global and domestic growth, uncertainty over timing of an interest rate hike by the U.S. Federal Reserve Board (“Fed”), further accommodative policy by the European Central Bank and Bank of Japan, volatility in commodities (specifically oil) and a stronger U.S. dollar that affected corporate earnings. Despite these headwinds, the market finished the period on an upswing as worries seemed to ease on a slowing China, volatility in commodities subdued, global central banks maintained committed to dovish policy and economic data started to improve. Diving deeper into the investment grade corporate bond market, industrials were the only sector to produce negative returns for the 12-month period despite a strong rally late in the fiscal year. Elsewhere, financials outperformed despite lagging over the last few months of the reporting period. The intermediate part of the yield curve outperformed the long end of the curve and high quality securities generally outperformed lower-rated issues.
The Fund produced a positive return for the period and outperformed its benchmark. Asset allocation was the main driver of outperformance. The Fund’s consistent overweight to financials produced positive results as the sector experienced less volatility and outperformed other sectors for the period. Within financials, the Fund favored those further down in the capital structure, which outperformed for most of the period. Additionally, the Fund maintained an underweight to industrials as volatility in commodities throughout most of the period resulted in underperformance versus other sectors. Security selection also contributed to performance, specifically within industrials, as we favored higher quality securities within the space that were less affected by the downturn in the market. Later in the period, as oil prices began to stabilize, we took advantage of the rally in the market by adding higher quality energy bonds. Security selection within utilities also added to results. Finally, the Fund’s duration positioning was beneficial as we remained relatively neutral versus the benchmark. Conversely, yield curve positioning detracted from performance as the long end of the curve underperformed. Additionally, security selection within financials was a headwind for results as the sector lagged over the last quarter of the reporting period. This is because of exposure to European banks in the last three months of the period.
Top Ten Holdings as of March 31, 2016 (as a percentage of net assets)

United States Treasury Bond, 1.625%, 02/15/26	3.6%
Johnson & Johnson, 3.550%, 03/01/36	1.8%
United States Treasury Note, 1.125%, 02/28/21	1.4%
Chevron Corp., 3.326%, 11/17/25	1.2%
Kellogg Co., 3.250%, 04/01/26	1.1%
Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	1.1%
Svenska Handelsbanken AB, 2.450%, 03/30/21	1.1%
Sysco Corp., 3.300%, 07/15/26	1.1%
National Rural Utilities Cooperative Finance Corp., 3.250%, 11/01/25	1.0%
McDonald’s Corp., 4.700%, 12/09/35	1.0%
Portfolio holdings are subject to change daily.
Current Strategy & Outlook: We maintain our expectation that domestic and global growth will remain within a low, but acceptable range. We believe U.S. growth has the potential to surprise to the upside if job growth continues and better than expected economic data is released throughout the upcoming quarter. That being said, we believe the Fed will err on the side of caution on any further rate hikes. European growth momentum has also slowed, but we expect it to be within the context of expectations. As we head into the first earnings season of the year, expectations are for continued slowing of top line growth. However, the recent weakness in the U.S. dollar, coupled with a slightly improved manufacturing activity, could yield some benefit to issuers later in the year. Recent dovish commentary out of global central banks, improved confidence surrounding growth, further stability in commodity prices and increased demand for U.S. credit could result in continued spread tightening. That being said, we expect a more sideways trend in spreads as investors go through earnings season.
We have begun reducing our exposure to financials and, in particular, European banks, to reposition in higher quality industrials. The Fund, however, remains overweight financials given the current benign macro environment, strong capitalization and what we believe are attractive valuations. We will continue to focus on issuer specific opportunities among domestically-oriented securities. The Fund’s allocation to high yield rated securities continues to be dominated by exposures to subordinated financial debt and the Fund remains overweight BBB-rated securities as valuations remain compelling.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class.
4

Portfolio Managers’ Report	Voya Investment Grade Credit Fund

Average Annual Total Returns for the Periods Ended March 31, 2016
	1 Year	5 Year	Since Inception of Class SMA June 8, 2007	Since Inception of Class P March 1, 2013
Class P	0.95%	—	—	4.40%
Class SMA	1.05%	5.33%	6.33%	—
Barclays U.S. Corporate	0.92%	5.17%	5.99%	2.93%

Based on a $10,000 initial investment, the graph and table above illustrate the total return of Voya Investment Grade Credit Fund against the index indicated. The index is unmanaged and has no cash in its portfolio, imposes no sales charge and incurs no operating expenses. An investor cannot invest directly in an index.
The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The Fund does not pay most expenses directly. However, you may pay certain “wrap fees,” which are not included above. The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total net return. Had all fees and expenses been considered, the total net returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.
The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Fund holdings are subject to change daily.

5

SHAREHOLDER EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees, and (2) ongoing costs, including management fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from October 1, 2015 to March 31, 2016. The Fund’s expenses are shown without the imposition of any sales charges or fees and do not reflect any “wrap fees.” Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs of the Fund only and do not reflect any wrap fees or transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs at the fund level only, and will not help you determine the relative total costs of owning different mutual funds through wrap programs. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Annualized Expense Ratio	Expenses Paid During the Period Ended March 31, 2016*	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Annualized Expense Ratio	Expenses Paid During the Period Ended March 31, 2016*
Class P	$1,000.00	$1,045.10	0.10%	$0.51	$1,000.00	$1,024.50	0.10%	$0.51
Class SMA	1,000.00	1,044.70	0.00	0.00	1,000.00	1,025.00	0.00	0.00

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half-year.

6

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Trustees
Voya Separate Portfolios Trust
We have audited the accompanying statement of assets and liabilities, including the summary portfolio of investments, of Voya Investment Grade Credit Fund, a series of Voya Separate Portfolios Trust, as of March 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2016, by correspondence with the custodian, transfer agent, and brokers, or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Voya Investment Grade Credit Fund as of March 31, 2016, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.
Boston, Massachusetts
May 27, 2016
7

STATEMENT OF ASSETS AND LIABILITIES as of March 31, 2016

ASSETS:
Investments in securities at fair value*	$127,858,276
Cash	1,212,966
Cash collateral for futures	518,717
Receivables:
Investment securities sold	11,237,190
Interest	1,024,231
Prepaid expenses	3,579
Reimbursement due from manager	566
Other assets	1,567
Total assets	141,857,092
LIABILITIES:
Income distribution payable	11,452
Payable for investment securities purchased	11,661,562
Payable for investment management fees	2,607
Payable to trustees under the deferred compensation plan (Note 5)	1,567
Payable for trustee fees	1,316
Other accrued expenses and liabilities	37,939
Total liabilities	11,716,443
NET ASSETS	$130,140,649
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$129,156,007
Distributions in excess of net investment income	(5,097)
Accumulated net realized loss	(2,637,029)
Net unrealized appreciation	3,626,768
NET ASSETS	$130,140,649
* Cost of investments in securities	$124,339,530
Class P
Net assets	$126,494,489
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	11,812,399
Net asset value and redemption price per share	$10.71
Class SMA
Net assets	$3,646,160
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	340,674
Net asset value and redemption price per share	$10.70
See Accompanying Notes to Financial Statements
8

STATEMENT OF OPERATIONS for the year ended March 31, 2016

INVESTMENT INCOME:
Interest	$5,137,101
Total investment income	5,137,101
EXPENSES:
Investment management fees(1)	620,984
Transfer agent fees:
Class P	221
Class SMA	1,374
Administrative service fees(1)	10,584
Shareholder reporting expense	10,890
Registration fees	25,634
Professional fees	47,898
Custody and accounting expense	26,540
Trustee fees	4,073
Miscellaneous expense	9,845
Total expenses	758,043
Net waived and reimbursed fees	(636,005)
Net expenses	122,038
Net investment income	5,015,063
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,874,003)
Futures	(1,062,042)
Net realized loss	(2,936,045)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,390,390)
Futures	540,169
Net change in unrealized appreciation (depreciation)	(850,221)
Net realized and unrealized loss	(3,786,266)
Increase in net assets resulting from operations	$1,228,797

(1)
Effective May 1, 2015, the investment management fee and administration fee were combined under a single amended and restated investment management agreement. Please see Note 4 for further information.

See Accompanying Notes to Financial Statements
9

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2016	Year Ended March 31, 2015
FROM OPERATIONS:
Net investment income	$5,015,063	$4,289,961
Net realized gain (loss)	(2,936,045)	1,967,221
Net change in unrealized appreciation (depreciation)	(850,221)	2,232,039
Increase in net assets resulting from operations	1,228,797	8,489,221
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class P	(4,890,539)	(4,197,164)
Class SMA	(124,525)	(92,797)
Net realized gains:
Class P	(346,554)	(1,403,725)
Class SMA	(9,199)	(24,974)
Total distributions	(5,370,817)	(5,718,660)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,191,566	32,199,957
Reinvestment of distributions	5,218,575	5,601,005
	9,410,141	37,800,962
Cost of shares redeemed	(3,893,209)	(5,663,052)
Net increase in net assets resulting from capital share transactions	5,516,932	32,137,910
Net increase in net assets	1,374,912	34,908,471
NET ASSETS:
Beginning of year or period	128,765,737	93,857,266
End of year or period	$130,140,649	$128,765,737
Distributions in excess of net investment income at end of year or period	$(5,097)	$(4,558)

See Accompanying Notes to Financial Statements
10

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expense net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class P
03-31-16	11.07	0.42	(0.33)	0.09	0.42	0.03	—	0.45	—	10.71	0.95	0.60	0.10	0.10	3.97	126,494	490
03-31-15	10.79	0.43	0.42	0.85	0.43	0.14	—	0.57	—	11.07	8.05	0.61	0.11	0.11	3.92	125,607	436
03-31-14	10.69	0.41•	0.09	0.50	0.39	0.01	—	0.40	—	10.79	4.81	0.71	0.15	0.15	3.89	87,072	536
03-01-13(4) - 03-31-13	10.73	0.03	(0.04)	(0.01)	0.03	—	—	0.03	—	10.69	(0.13)	0.73	0.15	0.15	2.96	3	29
Class SMA
03-31-16	11.06	0.43	(0.33)	0.10	0.43	0.03	—	0.46	—	10.70	1.05	0.64	0.00*,(5)	0.00*,(5)	4.06(5)	3,646	490
03-31-15	10.78	0.44	0.42	0.86	0.44	0.14	—	0.58	—	11.06	8.19	0.65	0.00*,(5)	0.00*,(5)	4.01(5)	3,158	436
03-31-14	10.69	0.41	0.10	0.51	0.41	0.01	—	0.42	—	10.78	4.87	0.71	0.00(5)	0.00(5)	3.79(5)	6,785	536
03-31-13	10.52	0.33	0.25	0.58	0.33	0.08	—	0.41	—	10.69	5.49	0.73	0.00(5)	0.00(5)	3.05(5)	10,222	29
03-31-12	10.28	0.35	0.38	0.73	0.35	0.14	—	0.49	—	10.52	7.20	1.16	0.00(5)	0.00(5)	3.33(5)	10,978	27

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of any wrap fees, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Commencement of operations.

(5)
The Investment Adviser has contractually agreed to reimburse all operating expenses of Class SMA for an indefinite term, except certain extraordinary expenses. Expense ratios do not include fees charged by the program sponsor for participation in a wrap fee program.

•
Calculated using average number of shares outstanding throughout the period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
11

NOTES TO FINANCIAL STATEMENTS as of March 31, 2016

NOTE 1 — ORGANIZATION
Voya Separate Portfolios Trust (“Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fifteen separately managed series. This report is for Voya Investment Grade Credit Fund (“Investment Grade Credit” or the “Fund”), a diversified series of the Trust.
The Fund offers Class P* and Class SMA shares. The separate classes of shares differ principally in the type of shareholder permitted to invest in each class and the contractual expenses in place for each class. All shareholders bear the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Voya Investments, LLC is absorbing and/or reimbursing all operating expenses of Class SMA, except certain extraordinary expenses. However, Class SMA is an integral part of separately managed account programs (“wrap programs”) sponsored by investment advisers and broker-dealers that may or may not be affiliated with Voya Investments, LLC. If you are a participant in a wrap program, you pay a “wrap fee” to the sponsor of the program for the cost and expenses of the program.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investments oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, the Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt

*
Patent Pending

12

NOTES TO FINANCIAL STATEMENTS as of March 31, 2016 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Fund’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Fund’s valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Fund. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included following the Summary Portfolio of Investments.
U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of

13

NOTES TO FINANCIAL STATEMENTS as of March 31, 2016 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. A reconciliation of Level 3 investments is presented only when the Fund has a significant amount of Level 3 investments.
For the year ended March 31, 2016, there have been no significant changes to the fair valuation methodologies.
B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method.
C. Risk Exposures and the Use of Derivative Instruments. The Fund pursues its investment objectives by purchasing derivative instruments, including, but not limited to, futures contracts. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors.
Market Risk Factors. In pursuit of its investment objectives, the Fund invests in derivative instruments to increase or decrease its exposure to the following market risk factors:
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, market interest rates in the United States are at or near historic lows, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

14

NOTES TO FINANCIAL STATEMENTS as of March 31, 2016 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and other countries outside of the European Union) is implementing similar requirements, which will affect the Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to new kinds of costs and risks.
D. Futures Contracts. The Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, the Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are exposed to the market risk factor of the underlying financial instrument.
During the year ended March 31, 2016, the Fund had both purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve to assist the Fund with its duration strategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the year ended March 31, 2016, the Fund had an average notional value of  $43,649,279 and $38,980,066 on futures contracts purchased and sold, respectively. Please refer to the table following the Summary Portfolio of Investments for open futures contracts at March 31, 2016.
E. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund distributes capital gains, if any, annually. The Fund declares dividends daily and pays dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.
F. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
G. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H. Restricted Securities. The Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the Securities Act are referred to as “restricted securities.” These securities may be sold in private

15

NOTES TO FINANCIAL STATEMENTS as of March 31, 2016 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
I. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the year ended March 31, 2016, the cost of purchases and the proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:
Purchases	Sales
$299,998,994	$293,843,598
U.S. government securities not included above were as follows:
Purchases	Sales
$311,506,996	$311,770,063
NOTE 4 — INVESTMENT MANAGEMENT AND DISTRIBUTION FEES
Prior to May 1, 2015, the Fund had entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Management Agreement compensated the Investment Adviser with a management fee, computed daily and payable monthly, at an annual rate of 0.40% of the Fund’s average daily net assets. The Investment Adviser was contractually obligated to waive the management fee for Class P shares of the Fund. This waiver was not eligible for recoupment. Amounts paid to the Investment Adviser through April 30, 2015 are reflected as investment management fees on the accompanying Statement of Operations.
Also, prior to May 1, 2015, the Fund had entered into an administrative agreement (“Administrative Agreement”) with Voya Funds Services, LLC (the “Administrator”), a Delaware limited liability company. The Administrator provided certain administrative and shareholder services necessary for the Fund’s operations and was responsible for the supervision of other service providers. For its services, the Administrator was entitled to receive from the Fund a fee at an annual rate of 0.10% of its average daily net assets. The Administrator was contractually obligated to waive its fee for Class P shares of the Fund. This waiver was not eligible for recoupment. Amounts paid to the Administrator through April 30, 2015 are reflected as administrative service fees on the accompanying Statement of Operations.
Effective May 1, 2015, the terms of the Fund’s Management Agreement and Administrative Agreement were combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under the Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and there is no change to the investment management or administrative services provided.
The Amended and Restated Investment Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, at an annual rate of 0.50% of the Fund’s average daily net assets. The Investment Adviser is contractually obligated to waive the management fee for Class P shares of the Fund. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board. Single management fee amounts paid to the Investment Adviser from May 1, 2015 through March 31, 2016 are reflected as investment management fees on the accompanying Statement of Operations.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.
The Fund does not pay the Distributor a distribution fee.

16

NOTES TO FINANCIAL STATEMENTS as of March 31, 2016 (continued)

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At March 31, 2016, the following affiliated investment company owned more than 5% of the Fund:
Affiliated Investment Company	Percentage
Voya Intermediate Bond Portfolio	97.19%
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Fund has adopted a deferred compensation plan (the “Plan”), which allows eligible independent trustees, as described in the Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of  “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.
NOTE 6 — EXPENSE LIMITATION AGREEMENT
Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”), between the Investment Adviser and the Trust, on behalf of the Fund, the Investment Adviser has agreed to absorb and/or reimburse certain fees and expenses. Under the Expense Limitation Agreement, to the extent not inconsistent with U.S. tax requirements, the Investment Adviser will absorb and reimburse all ordinary operating expenses of Class SMA and Class P shares, so that the expenses are 0.00% and 0.15%, respectively. The Expense Limitation Agreement excludes interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses.
With the exception of the non-recoupable Class P management fee waiver for the Fund, the Investment
Adviser may at a later date recoup from the Fund for fees waived and/or other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.
As of March 31, 2016, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, are as follows:
March 31,			Total
2017	2018	2019
$51,112	$3,394	$4,437	$58,943
The Expense Limitation Agreement is contractual through August 1, 2016 for Class P shares and an indefinite term for Class SMA shares and shall renew automatically for one-year terms for Class P shares only. Termination or modification of this obligation requires approval by the Board.
NOTE 7 — LINE OF CREDIT
The Fund, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of  $200,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of an investor in the funds. Effective May 22, 2015, the funds to which the line of credit is available pay a commitment fee equal to 0.10% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 22, 2015, the funds to which the Credit Agreement is available paid a commitment fee equal to 0.07% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The Fund did not utilize the line of credit during the year ended March 31, 2016.

17

NOTES TO FINANCIAL STATEMENTS as of March 31, 2016 (continued)

NOTE 8 — CAPITAL SHARES TRANSACTIONS
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Class P
3/31/2016	216,073	—	493,353	(242,918)	466,508	2,290,000	—	5,218,575	(2,557,927)	4,950,648
3/31/2015	2,762,455	—	511,170	—	3,273,625	30,250,000	—	5,600,892	—	35,850,892
Class SMA
3/31/2016	179,347	—	—*	(124,155)	55,192	1,901,566	—	—*	(1,335,282)	566,284
3/31/2015	177,841	—	10	(521,614)	(343,763)	1,949,957	—	113	(5,663,052)	(3,712,982)

*
Amount is less than 0.50 per share or $0.50.

NOTE 9 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
The following permanent tax differences have been reclassified as of March 31, 2016:
Undistributed Net Investment Income	Accumulated Net Realized Gains/(Losses)
$(538)	$538
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
Year Ended March 31, 2016		Year Ended March 31, 2015
Ordinary Income	Long-term Capital Gains	Ordinary Income
$5,295,946	$74,871	$5,718,660
The tax-basis components of distributable earnings as of March 31, 2016 were:
Undistributed Ordinary Income	Post-October Capital Losses Deferred	Unrealized Appreciation/ (Depreciation)
$7,587	$(2,441,775)	$3,431,514
At March 31, 2016, the Fund did not have any capital loss carryforwards for U.S. federal income tax purposes.
The Fund’s major tax jurisdictions are U.S. federal and Arizona state.
As of March 31, 2016, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2011.
NOTE 10 — SUBSEQUENT EVENTS
Dividends. Subsequent to March 31, 2016, the Fund declared dividends from net investment income of:
	Per Share Amount	Payable Date	Record Date
Class P	$0.0315	May 2, 2016	Daily
Class SMA	$0.0324	May 2, 2016	Daily
The Fund has evaluated events occurring after the Statement of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

18

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2016

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 92.6%
		Basic Materials: 0.3%
400,000	#	BHP Billiton Finance USA Ltd., 6.250%, 10/19/75	$404,000	0.3
		Communications: 10.6%
1,972,000		AT&T, Inc., 4.125%-5.350%, 02/17/26-05/15/46	2,000,669	1.5
608,000	#	CCO Safari II LLC, 3.579%, 07/23/20	622,001	0.5
750,000	#	CCO Safari II LLC, 6.484%, 10/23/45	837,060	0.6
1,340,000		Comcast Corp., 3.150%-3.375%, 08/15/25-03/01/26	1,413,503	1.1
970,000		Omnicom Group, Inc., 3.600%, 04/15/26	996,095	0.8
400,000		Time Warner Cable, Inc., 5.000%, 02/01/20	434,718	0.3
878,000		Time Warner, Inc., 3.875%, 01/15/26	923,018	0.7
866,000		Time Warner, Inc., 3.600%-4.900%, 07/15/25-06/15/42	888,400	0.7
884,000		Verizon Communications, Inc., 3.500%, 11/01/24	929,558	0.7
767,000		Verizon Communications, Inc., 5.150%, 09/15/23	886,990	0.7
1,121,000		Verizon Communications, Inc., 4.522%-6.550%, 09/15/43-08/21/54	1,271,363	1.0
2,506,000		Other Securities	2,650,184	2.0
			13,853,559	10.6
		Consumer, Cyclical: 7.0%
972,000		CVS Health Corp., 3.875%-5.125%, 07/20/25-07/20/45	1,089,314	0.8
1,460,000		Ford Motor Credit Co. LLC, 2.597%-3.200%, 06/12/17-01/15/21	1,484,077	1.2
940,000		General Motors Co., 6.750%, 04/01/46	1,072,493	0.8
880,000		General Motors Financial Co., Inc., 5.250%, 03/01/26	925,243	0.7
1,245,000		McDonald’s Corp., 4.700%, 12/09/35	1,342,491	1.0
921,000		Newell Rubbermaid, Inc., 3.900%, 11/01/25	917,052	0.7
930,000		Newell Rubbermaid, Inc., 5.375%, 04/01/36	990,779	0.8
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical (continued)
1,202,000		Other Securities	$1,244,123	1.0
			9,065,572	7.0
		Consumer, Non-cyclical: 17.7%
1,161,000		AbbVie, Inc., 2.500%-3.600%, 05/14/20-05/14/25	1,203,431	0.9
1,037,000		Actavis Funding SCS, 4.750%, 03/15/45	1,102,888	0.8
934,000		Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	983,432	0.7
1,253,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	1,403,434	1.1
1,077,000		Biogen, Inc., 4.050%, 09/15/25	1,153,692	0.9
1,143,000		Gilead Sciences, Inc., 4.750%, 03/01/46	1,257,882	1.0
691,000	#	HJ Heinz Co., 5.000%, 07/15/35	764,637	0.6
2,210,000		Johnson & Johnson, 3.550%, 03/01/36	2,300,197	1.8
1,440,000		Kellogg Co., 3.250%, 04/01/26	1,479,205	1.1
956,000		Medtronic, Inc., 4.625%, 03/15/45	1,070,712	0.8
960,000		Novartis Capital Corp., 3.000%, 11/20/25	1,002,538	0.8
1,110,000		PepsiCo, Inc., 2.850%, 02/24/26	1,141,402	0.9
990,000		Perrigo Finance Unlimited Co., 3.500%, 03/15/21	1,015,491	0.8
995,000		Reynolds American, Inc., 4.450%, 06/12/25	1,097,241	0.8
875,000		Stryker Corp., 3.500%, 03/15/26	909,247	0.7
1,360,000		Sysco Corp., 3.300%, 07/15/26	1,378,885	1.1
3,634,000		Other Securities	3,772,181	2.9
			23,036,495	17.7
		Energy: 11.1%
1,000,000		Anadarko Petroleum Corp., 5.550%, 03/15/26	1,012,948	0.8
1,480,000		Chevron Corp., 3.326%, 11/17/25	1,526,028	1.2

See Accompanying Notes to Financial Statements
19

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2016 (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy (continued)
331,000	#	Columbia Pipeline Group, Inc., 5.800%, 06/01/45	$336,519	0.3
1,245,000		Exxon Mobil Corp., 4.114%, 03/01/46	1,323,933	1.0
972,000		MPLX L.P., 4.000%, 02/15/25	839,913	0.6
272,000	#	MPLX L.P., 4.875%, 06/01/25	248,565	0.2
967,000		Phillips 66 Partners L.P., 3.605%, 02/15/25	880,717	0.7
1,488,000		Shell International Finance BV, 1.625%-3.250%, 11/10/18-05/11/25	1,499,060	1.1
7,245,000		Other Securities	6,743,518	5.2
			14,411,201	11.1
		Financial: 33.8%
1,100,000		Air Lease Corp., 2.125%, 01/15/18	1,091,750	0.8
1,010,000		American International Group, Inc., 3.300%, 03/01/21	1,034,196	0.8
540,000		American International Group, Inc., 4.700%, 07/10/35	536,110	0.4
909,000		Bank of America Corp., 3.875%, 08/01/25	947,592	0.7
990,000		Bank of America Corp., 6.300%, 12/29/49	1,024,551	0.8
1,624,000		Bank of America Corp., 4.000%-6.500%, 01/22/25-12/29/49	1,639,481	1.3
965,000		Bank of New York Mellon Corp., 2.500%, 04/15/21	985,194	0.8
1,260,000		Berkshire Hathaway, Inc., 3.125%, 03/15/26	1,296,720	1.0
995,000	#	BNP Paribas SA, 4.375%, 09/28/25	993,253	0.8
735,000	#	BNP Paribas SA, 7.375%, 12/29/49	712,031	0.5
1,000,000	#	BNP Paribas SA, 7.625%, 12/29/49	1,007,500	0.8
963,000		Chubb INA Holdings, Inc., 3.350%, 05/03/26	1,006,446	0.8
890,000		Citigroup, Inc., 6.125%, 12/29/49	893,311	0.7
886,000		Citigroup, Inc., 2.650%-6.300%, 10/26/20-12/29/49	883,487	0.7
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
1,171,000		Corporate Office Properties L.P., 3.700%-5.000%, 06/15/21-07/01/25	$1,173,972	0.9
239,000	#	GE Capital International Funding Co., 2.342%, 11/15/20	245,218	0.2
577,000	#	GE Capital International Funding Co., 4.418%, 11/15/35	625,729	0.5
2,775,000		Goldman Sachs Group, Inc., 3.750%-6.750%, 02/25/ 26-12/31/49	2,916,895	2.2
445,000	#	Intesa Sanpaolo SpA, 5.017%, 06/26/24	417,560	0.3
712,000	#	Intesa Sanpaolo SpA, 5.710%, 01/15/26	694,020	0.6
320,000	#	Intesa Sanpaolo SpA, 7.700%, 12/29/49	294,400	0.2
2,149,000		JPMorgan Chase & Co., 3.900%-6.125%, 07/15/25-12/29/49	2,248,542	1.7
1,140,000		Lloyds Bank PLC, 2.050%, 01/22/19	1,140,805	0.9
435,000	#	Mitsubishi UFJ Trust & Banking Corp., 2.650%, 10/19/20	442,790	0.3
382,000	#	Mizuho Bank Ltd., 2.150%, 10/20/18	382,433	0.3
2,250,000		Morgan Stanley, 3.875%-5.550%, 01/27/26-12/29/49	2,284,535	1.7
1,281,000		National Rural Utilities Cooperative Finance Corp., 3.250%, 11/01/25	1,344,689	1.0
650,000	#	New York Life Global Funding, 1.550%, 11/02/18	651,831	0.5
990,000		SunTrust Banks, Inc., 2.900%, 03/03/21	1,006,194	0.8
1,370,000		Svenska Handelsbanken AB, 2.450%, 03/30/21	1,384,703	1.1
644,000	#	UBS Group Funding Jersey Ltd., 4.125%, 04/15/26	643,461	0.5
1,250,000		Visa, Inc., 3.150%-4.300%, 12/14/25-12/14/45	1,332,812	1.0
10,727,000		Other Securities	10,722,054	8.2
			44,004,265	33.8

See Accompanying Notes to Financial Statements
20

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2016 (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: 0.9%
86,000		General Electric Capital Corp., 4.375%, 09/16/20	$96,018	0.1
370,000		General Electric Co., 5.000%, 12/29/49	381,562	0.3
668,000		Other Securities	683,536	0.5
			1,161,116	0.9
		Technology: 6.5%
1,100,000		Analog Devices, Inc., 3.900%, 12/15/25	1,190,019	0.9
806,000		Apple, Inc., 3.200%, 05/13/25	845,797	0.6
877,000		Apple, Inc., 3.250%, 02/23/26	915,873	0.7
940,000	#	HP Enterprise Co., 4.400%, 10/15/22	983,713	0.8
877,000		International Business Machines Corp., 3.450%, 02/19/26	922,176	0.7
998,000		Intel Corp., 4.900%, 07/29/45	1,121,721	0.9
2,376,000		Other Securities	2,481,316	1.9
			8,460,615	6.5
		Utilities: 4.7%
1,250,000		Black Hills Corp., 2.500%, 01/11/19	1,262,879	1.0
729,000	#	Jersey Central Power & Light Co., 4.300%, 01/15/26	761,584	0.6
1,210,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	1,246,622	0.9
2,768,000		Other Securities	2,887,894	2.2
			6,158,979	4.7
		Total Corporate Bonds/Notes (Cost $117,094,882)	120,555,802	92.6

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 5.6%
	U.S. Treasury Bonds: 4.2%
4,694,000	1.625%, due 02/15/26	$4,628,359	3.6
760,000	3.000%, due 11/15/45	820,800	0.6
		5,449,159	4.2
	U.S. Treasury Notes: 1.4%
1,860,000	1.125%, due 02/28/21	1,853,315	1.4
	Total U.S. Treasury Obligations (Cost $7,244,648)	7,302,474	5.6
	Total Investments in Securities (Cost $124,339,530)	$127,858,276	98.2
	Assets in Excess of Other Liabilities	2,282,373	1.8
	Net Assets	$130,140,649	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of March 31, 2016.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Cost for federal income tax purposes is $124,426,761.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$4,563,253
Gross Unrealized Depreciation	(1,131,738)
Net Unrealized Appreciation	$3,431,515

See Accompanying Notes to Financial Statements
21

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2016 (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$120,555,802	$—	$120,555,802
U.S. Treasury Obligations	—	7,302,474	—	7,302,474
Total Investments, at fair value	$—	$127,858,276	$—	$127,858,276
Other Financial Instruments+
Futures	111,993	—	—	111,993
Total Assets	$111,993	$127,858,276	$—	$127,970,269
Liabilities Table
Other Financial Instruments+
Futures	$(3,971)	$—	$—	$(3,971)
Total Liabilities	$(3,971)	$—	$—	$(3,971)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2016, the following futures contracts were outstanding for Voya Investment Grade Credit Fund:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	141	06/30/16	$30,843,750	$(3,971)
U.S. Treasury 5-Year Note	75	06/30/16	9,087,304	275
			$39,931,054	$(3,696)
Short Contracts
U.S. Treasury 10-Year Note	(224)	06/21/16	(29,207,501)	80,507
U.S. Treasury Ultra Long Bond	(28)	06/21/16	(4,830,875)	31,211
			$(34,038,376)	$111,718

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of March 31, 2016 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets — Unrealized appreciation*	$111,993
Total Asset Derivatives		$111,993
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$3,971
Total Liability Derivatives		$3,971

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements
22

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2016 (continued)

The effect of derivative instruments on the Fund’s Statement of Operations for the year ended March 31, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(1,062,042)
Total	$(1,062,042)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$540,169
Total	$540,169

See Accompanying Notes to Financial Statements
23

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended March 31, 2016 were as follows:
Fund Name	Type	Per Share Amount
Voya Investment Grade Credit Fund
Class P	NII	$0.4205
Class SMA	NII	$0.4315
All Classes	STCG	$0.0235
All Classes	LTCG	$0.0063

NII - Net investment income
STCG - Short-term capital gain
LTCG - Long-term capital gain
Pursuant to Internal Revenue Code Section 871(k)(1), the Fund designates 100% of net investment income distributions as interest-related dividends.
The Fund designates 100% of its short-term capital gain distributions as short-term capital gain dividends as defined in Internal Revenue Code Section 871(k)(2).
Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Fund. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.
24

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The business and affairs of the Trust are managed under the direction of the Board. A Trustee, who is not an interested person of the Trust, as defined in the 1940 Act, is an independent trustee (“Independent Trustee”). The Trustees and Officers of the Trust are listed below. The Statement of Additional Information includes additional information about trustees of the Trust.
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) - During the Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(2)	Other Board Positions Held by Trustee
Independent Trustees:
Colleen D. Baldwin 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 55	Trustee	July 2007 - Present	President, Glantuam Partners, LLC, a business consulting firm (January 2009 - Present).	150	DSM/Dentaquest, Boston, MA (February 2014 - Present).
John V. Boyer 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 62	Chairperson Trustee	January 2014 - Present May 2007 - Present	President and Chief Executive Officer, Bechtler Arts Foundation, an arts and education foundation (January 2008 - Present).	150	None.
Patricia W. Chadwick 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 67	Trustee	May 2007 - Present	Consultant and President, Ravengate Partners LLC, a consulting firm that provides advice regarding financial markets and the global economy (January 2000 - Present).	150	Wisconsin Energy Corporation (June 2006 - Present); The Royce Funds (35 funds) (December 2009 - Present); and AMICA Mutual Insurance Company (1992 - Present).
Peter S. Drotch 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 74	Trustee	October 2007 - Present	Retired.	150	First Marblehead Corporation (September 2003 - Present).
Martin J. Gavin 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, AZ 85258-2034 Age: 66	Trustee	August 2015 - Present	Retired. Formerly, President and Chief Executive Officer, Connecticut Children’s Medical Center (May 2006 - November 2015).	150	None.
Russell H. Jones 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 72	Trustee	May 2013 - Present	Retired.	150	None.
Patrick W. Kenny 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 73	Trustee	May 2007 - Present	Retired.	150	Assured Guaranty Ltd. (April 2004 - Present).
Joseph E. Obermeyer 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 58	Trustee	May 2013 - Present	President, Obermeyer & Associates, Inc., a provider of financial and economic consulting services (November 1999 - Present).	150	None.
25

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) - During the Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(2)	Other Board Positions Held by Trustee
Sheryl K. Pressler 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 65	Trustee	May 2007 - Present	Consultant (May 2001 - Present).	150	None.
Christopher P. Sullivan 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 62	Trustee	October 2015 - Present	Retired. Formerly, President, Bond Division, Fidelity Management and Research (June 2009 - September 2012).	150	None.
Roger B. Vincent 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 70	Trustee	May 2007 - Present	Retired. Formerly, President, Springwell Corporation, a corporate finance firm (March 1989 - August 2011).	150	UGI Corporation (February 2006 - Present) and UGI Utilities, Inc. (February 2006 - Present).
Trustee who is an “interested person”:
Shaun P. Mathews(3) 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 60	Trustee	May 2007 - Present	President and Chief Executive Officer, Voya Investments, LLC (December 2006 - Present).	150	Voya Capital Corporation, LLC and Voya Investments Distributor, LLC (December 2005 - Present); Voya Funds Services, LLC, Voya Investments, LLC and Voya Investment Management (March 2006 - Present); and Voya Investment Trust Co. (April 2009 - Present).

(1)
Trustees serve until their successors are duly elected and qualified. The tenure of each Trustee who is not an “interested person” as defined in the 1940 Act, of each Fund. (“Independent Trustee”) is subject to the Board’s retirement policy which states that each duly elected or appointed Independent Trustee shall retire from and cease to be a member of the Board of Trustees at the close of business on December 31 of the calendar year in which the Independent Trustee attains the age of 75. A majority vote of the Board’s other Independent Trustees may extend the retirement date of an Independent Trustee if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for the purposes of appointing a successor to the Independent Trustee or otherwise comply under applicable law, in which case the extension would apply until such time as the shareholder meeting can be held or is no longer required (as determined by a vote of a majority of the other Independent Trustees).

(2)
For the purposes of this table, “Fund Complex” means the Voya family of funds including the following investment companies: Voya Asia Pacific High Dividend Equity Income Fund; Voya Balanced Portfolio, Inc.; Voya Emerging Markets High Dividend Equity Fund; Voya Equity Trust; Voya Funds Trust; Voya Global Advantage and Premium Opportunity Fund; Voya Global Equity Dividend and Premium Opportunity Fund; Voya Infrastructure, Industrials and Materials Fund; Voya Intermediate Bond Portfolio; Voya International High Dividend Equity Income Fund; Voya Investors Trust; Voya Money Market Portfolio; Voya Mutual Funds; Voya Natural Resources Equity Income Fund; Voya Partners, Inc.; Voya Prime Rate Trust; Voya Senior Income Fund; Voya Separate Portfolios Trust; Voya Series Fund, Inc.; Voya Strategic Allocation Portfolios, Inc.; Voya Variable Funds; Voya Variable Insurance Trust; Voya Variable Portfolios, Inc.; and Voya Variable Products Trust. The number of funds in the Fund Complex is as of April 30, 2016.

(3)
Mr. Mathews is deemed to be an “interested person” of the Trust as defined in the 1940 Act, because of his current affiliation with the Voya funds, Voya Financial, Inc. or Voya Financial, Inc.’s affiliates.

26

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) - During the Past 5 Years
Shaun P. Mathews 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 60	President and Chief Executive Officer	March 2007 - Present	President and Chief Executive Officer, Voya Investments, LLC (December 2006 - Present).
Michael J. Roland 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 58	Executive Vice President	March 2007 - Present	Managing Director and Chief Operating Officer, Voya Investments, LLC and Voya Funds Services, LLC (March 2012 - Present). Formerly, Chief Compliance Officer, Directed Services LLC and Voya Investments, LLC (March 2011 - December 2013); Executive Vice President and Chief Operating Officer, Voya Investments, LLC and Voya Funds Services, LLC (January 2007 - April 2012) and Chief Compliance Officer, Voya Family of Funds (March 2011 - February 2012).
Stanley D. Vyner 230 Park Avenue New York, New York 10169 Age: 66	Executive Vice President Chief Investment Risk Officer	March 2007 - Present September 2009 - Present	Executive Vice President, Voya Investments, LLC (July 2000 - Present) and Chief Investment Risk Officer, Voya Investments, LLC (January 2003 - Present).
Kevin M. Gleason 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 49	Chief Compliance Officer	February 2012 - Present	Senior Vice President, Voya Investment Management and Chief Compliance Officer, Voya Family of Funds (February 2012 - Present). Formerly, Assistant General Counsel and Assistant Secretary, The Northwestern Mutual Life Insurance Company (June 2004 - January 2012).
Todd Modic 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 48	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2007 - Present	Senior Vice President, Voya Investments, LLC and Voya Funds Services, LLC (April 2005 - Present).
Kimberly A. Anderson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 51	Senior Vice President	March 2007 - Present	Senior Vice President, Voya Investments, LLC (September 2003 - Present).
Julius A. Drelick, III 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 49	Senior Vice President	July 2012 - Present	Senior Vice President - Fund Compliance, Voya Investments, LLC (June 2012 - Present); and Chief Compliance Officer of Directed Services LLC and Voya Investments, LLC (January 2014 - Present). Formerly, Vice President - Platform Product Management & Project Management, Voya Investments, LLC (April 2007 - June 2012).
Robert Terris 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 45	Senior Vice President	March 2007 - Present	Senior Vice President, Head of Division Operations, Voya Investments, LLC (October 2015 - Present) and Voya Funds Services, LLC (March 2006 - Present).
Fred Bedoya 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 43	Vice President and Treasurer	September 2012 - Present	Vice President, Voya Investments, LLC (October 2015 - Present) and Voya Funds Services, LLC (July 2012 - Present). Formerly, Assistant Vice President - Director, Voya Funds Services, LLC (March 2003 - March 2012).
Maria M. Anderson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 58	Vice President	March 2007 - Present	Vice President, Voya Investments, LLC (October 2015 - Present) and Voya Funds Services, LLC (September 2004 - Present).
27

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) - During the Past 5 Years
Lauren D. Bensinger 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 62	Vice President	March 2007 - Present	Vice President, Voya Funds Services, LLC (February 1996 - Present) and Voya Investments, LLC (October 2004 - Present); Vice President and Money Laundering Reporting Officer, Voya Investments Distributor, LLC (April 2010 - Present); Anti-Money Laundering Compliance Officer, Voya Financial, Inc. (January 2013 - Present); and Money Laundering Reporting Officer, Voya Investment Management Trust Co. (October 2012 - Present).
Sara M. Donaldson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 56	Vice President	September 2014 - Present	Vice President, Voya Investments, LLC (October 2015 - Present). Formerly, Vice President, Voya Funds Services, LLC (April 2014 - October 2015). Formerly, Director, Compliance, AXA Rosenberg Global Services, LLC (September 1997 - March 2014).
Robyn L. Ichilov 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 48	Vice President	March 2007 - Present	Vice President, Voya Funds Services, LLC (November 1995 - Present) and Voya Investments, LLC (August 1997 - Present). Formerly, Treasurer, Voya Family of Funds (November 1999 - February 2012).
Jason Kadavy 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 40	Vice President	September 2012 - Present	Vice President, Voya Investments, LLC (October 2015 - Present) and Voya Funds Services, LLC (July 2007 - Present).
Kimberly K. Springer 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 59	Vice President	March 2007 - Present	Vice President - Mutual Fund Product Development, Voya Investments, LLC (July 2012 - Present); Vice President, Voya Family of Funds (March 2010 - Present) and Vice President, Voya Funds Services, LLC (March 2006 - Present). Formerly Managing Paralegal, Registration Statements (June 2003 - July 2012).
Craig Wheeler 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 47	Vice President	May 2013 - Present	Vice President - Director of Tax, Voya Investments, LLC (October 2015 - Present). Formerly, Vice President - Director of Tax, Voya Funds Services, LLC (March 2013 - October 2015). Formerly, Assistant Vice President - Director of Tax, Voya Funds Services, LLC (March 2008 - February 2013).
Huey P. Falgout, Jr. 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 52	Secretary	March 2007 - Present	Senior Vice President and Chief Counsel, Voya Investment Management - Mutual Fund Legal Department (March 2010 - Present).
Paul A. Caldarelli 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 64	Assistant Secretary	June 2010 - Present	Vice President and Senior Counsel, Voya Investment Management - Mutual Fund Legal Department (March 2010 -Present).
Theresa K. Kelety 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 53	Assistant Secretary	March 2007 - Present	Vice President and Senior Counsel, Voya Investment Management - Mutual Fund Legal Department (March 2010 - Present).

(1)
The Officers hold office until the next annual meeting of the Board of Trustees and until their successors shall have been elected and qualified.

28

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Independent Registered Public Accounting Firm
KPMG LLP
Two Financial Center
60 South Street
Boston, Massachusetts 02111
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
172492         (0316-052416)

Annual Report
March 31, 2016
Classes A, I and P*
■
Voya Emerging Markets Corporate Debt Fund

■
Voya Emerging Markets Hard Currency Debt Fund

■
Voya Emerging Markets Local Currency Debt Fund

■
Voya Securitized Credit Fund

*Patent Pending
E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Funds. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

The Fed Guides Down
Dear Shareholder,
As expected, the U.S. Federal Reserve Board (“Fed”) left the federal funds interest rate unchanged at the March meeting of the Federal Open Market Committee (“FOMC”). The FOMC took the step, however, of ratcheting down guidance for only two interest rate hikes in 2016 rather than the four hikes telegraphed earlier. This should be positive for stocks and, given increased global liquidity, also for commodities and emerging markets by extension, though significant risks persist.
The change of guidance is likely a good move, as Fed policy may have been too reactive, chasing the economic data and market developments lower. Rather than retreating every quarter, the Fed is articulating a view that economic activity is expanding at a “moderate” pace and expecting to see labor markets “continue to strengthen.”
The move also aligns Fed policy a little more with the central banks of China, Europe and Japan, which are still focused on accelerating their economies. The global economy and financial markets appear to be responding positively to these efforts, the latter faster than the former. After a turbulent start to the year, however, it’s still an open question whether fundamentals such as corporate earnings growth can reestablish themselves without continued central bank support.
How do these thoughts fit into the context of your own investment portfolio? Volatility waxes and wanes in direct proportion to the degree of uncertainty in the markets — in uncertain times it’s especially important to vet decisions that potentially could impact your long-term potential for investment success. Resist the temptation to avoid losses by making short-term changes to your investments, a tactic highly likely to compromise your long-term goals. Before taking any action, thoroughly discuss with your financial advisor any changes of your circumstances and any possible responses.
At Voya Investment Management, we seek to be a reliable partner committed to reliable investing, helping you and your financial advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Shaun Mathews
President and Chief Executive Officer
Voya Family of Funds
April 18, 2016
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

Market Perspective: Year Ended March 31, 2016

In our semi-annual report, we described how global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, were shaken when China announced a 2% devaluation of the yuan, losing 8.36% for the fiscal half-year. A strong recovery in October stalled in November and unraveled in December. Concerns intensified into February before a dramatic rally left the Index down 4.56% for the fiscal year. (The Index returned -3.45% for the one year ended March 31, 2016, measured in U.S. dollars.)
U.S. economic data blew hot and cold. Employment showed the most consistent strength. By the end of March, 228,000 new jobs were being created monthly, on average. The unemployment rate fell to 4.9%, the lowest since February 2008. Sluggish annual wage growth improved to 2.5%, which doesn’t sound like much, but it was the best since 2009. Gross domestic product (“GDP”) grew 3.9% annualized in the second quarter of 2015, after another harsh winter, before an inventory downturn and waning demand pegged it back to 2.0% in the third quarter and 1.4% in the fourth quarter. Industrial production was uneven, while purchasing managers’ indices in manufacturing signaled contraction in the last five months of the period. Retail sales were still showing no sustained acceleration despite lower gasoline prices.
Superimposed on this was the prospect of rising U.S. interest rates. On December 16, the Federal Open Market Committee (“FOMC”) of the U.S. Federal Reserve Board finally announced a 0.25% increase in the federal funds interest rate as a first step in normalizing policy. The FOMC seemed to be projecting four more increases by the end of 2016.
China’s unexpected 2% devaluation of the yuan in August caused such market turmoil because it was handled so poorly and because it suggested that the Chinese economy, the largest single contributor to global growth in recent years, was weaker than had previously been admitted. China’s own market, represented by the Shanghai Stock Exchange Composite Index (“Shanghai Composite”), was already in retreat. By August 26, the Shanghai Composite was down 43% from its June 12 peak. As noted, global equities had fallen 8.36% by September 30.
Yet in the fourth quarter the feeling grew that concerns had been overdone. The Bank of China loosened monetary conditions and by early November, the Shanghai Composite had recouped over a quarter of its losses. The price of oil had fallen to a new multi-year low near the end of August, but rebounded sharply and edged further ahead in October. Global equities responded with an 11% bounce between late September and early November.
But it was not to last. Chinese authorities had been rattled by the violent reaction to the devaluation and in supporting the yuan, China’s foreign exchange reserves were falling by about $100bn per month. In early January a new bout of panic sent the Shanghai Composite down nearly 7%, triggering a recently introduced circuit-breaker, which was then quickly abandoned, adding to perceptions of incompetence. The yuan and the Shanghai Composite were falling again.
The oil price and global equities soon followed. Concerns re-emerged about the various areas of instability in global economies and markets, including the energy sector, already hard-hit by faltering demand and uncontrollable supply. Inflation was nowhere to be seen and to create it, negative bond yields were being encouraged by increasingly ineffectual central banks. Meanwhile the
FOMC seemed headed in the opposite direction, a move condemned by some commentators as detached from reality, to the point of risking recession.
Exactly why many markets hit bottom on February 11 is not clear. At around this time, FOMC Chair Yellen reiterated expectations for gradual tightening and downplayed recession risks. Saudi Arabia, Russia, Qatar and Venezuela unexpectedly agreed to freeze oil production. China set a GDP growth target of 6.5% − 7.0% for 2016 and hinted that the yuan had fallen far enough. In any event the Index recovered strongly from that date, adding 11.97% by March 31.
In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) gained 1.96% in the fiscal year, while the Barclays U.S. Treasury Bond sub-index added 2.39%. Indices of riskier classes fared worse. The Barclays U.S. Corporate Investment Grade Bond sub-index rose 0.92%; the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) fell 3.66%. According to Bloomberg in February, some 29% by value of world government bonds outstanding had negative yields.
U.S. equities, represented by the S&P 500® Index including dividends, returned 1.78% in the year through March. The defensive telecommunications sector did best, returning 18.74%. The worst performing sector was understandably energy, slumping 15.54%. S&P 500® earnings per share fell year-over-year in each of the last three quarters of 2015 and were set to fall again in the first quarter of 2016.
In currencies, the dollar lost 5.77% against the euro as the impact of further monetary easing in early March faded. The dollar gained 3.11% on the pound, mainly in the last few months as concerns grew over Britain’s possible exit from the European Union. The dollar lost 6.51% to the yen, again after a late move in response to market instability.
In international markets, the MSCI Japan® Index dropped 12.90%, all in 2016, on renewed concern over China’s slowdown and a rising yen. The MSCI Europe ex UK® Index sagged 12.62%, mostly in January and February. The financial sector was particularly hard hit by low (and in some cases negative) interest rates and deteriorating loan losses. The MSCI UK® Index fell 5.85%, a more evenly spread decline mostly concentrated in about a dozen multinationals in the financials, materials and energy sectors such as (respectively) HSBC, Glencore and BP.
Past performance does not guarantee future results. The performance quoted represents past performance.
Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Each Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays U.S. Securitized Bond Index	An unmanaged index of asset-backed securities, collateralized mortgage-backed securities (ERISA eligible), and fixed-rate mortgage-backed securities.
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
JP Morgan Corporate Emerging Markets Bond Index Diversified	A liquid global benchmark for US-dollar corporate emerging market bonds. The CEMBI Diversified limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding. The CEMBI Diversified results in well-distributed, balanced weightings for countries included in the index.
JP Morgan Emerging Markets Bond Index Global Diversified	Tracks total returns for US dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. It limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding.
JP Morgan Government Bond Index — Emerging Markets Global Diversified	A comprehensive, global local Emerging Markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. Weights of those countries in the index with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
Shanghai Stock Exchange Composite Index	A capitalization-weighted index. The index tracks the daily price performance of all A-shares and B-shares listed on the Shanghai Stock Exchange. The index was developed on December 19, 1990 with a base value of 100.

Voya Emerging Markets Corporate Debt Fund	Portfolio Managers’ Report

Geographic Diversification as of March 31, 2016 (as a percentage of net assets)

Mexico	11.1%
Russia	10.1%
Chile	7.2%
India	6.5%
Brazil	6.2%
Hong Kong	5.8%
Turkey	5.7%
Peru	5.5%
China	5.0%
United Arab Emirates	3.3%
Countries between 0.5% – 2.7%^	25.6%
Assets in Excess of Other Liabilities*	8.0%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 17 countries, which each represents 0.5% – 2.7% of net assets.
Portfolio holdings are subject to change daily.
Voya Emerging Markets Corporate Debt Fund (the “Fund”) seeks to maximize total return through a combination of current income and capital appreciation. The Fund is managed by Kurt Kringelis, CFA, Rob Turner and Jean-Dominique Bütikofer, CFA, Portfolio Managers of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the year ended March 31, 2016, the Fund’s Class P shares returned 2.45%, compared to the JP Morgan Corporate Emerging Markets Bond Index Diversified (the “Index” or “JPM CEMBI”) which returned 2.84% for the same period.
Portfolio Specifics: The Fund underperformed its benchmark during a reporting period that was characterized by challenging market conditions: falling prices for oil and commodities undercut the economic foundations of many emerging countries in which the Fund invests, resulting in bouts of severe volatility and broad price declines. The period saw idiosyncratic, security-specific risks intensify: there were problems with corporate governance, deteriorating business outlooks, even environmental disasters such as a dam break in Brazil. Credit risk premiums and bond yields rose steeply as bond prices fell. (Bond prices and yields move in opposite directions.) Conditions turned dramatically in late February after the U.S. Federal Reserve Board (“Fed”) took a more dovish tone with regard to raising interest rates. Positive sentiment surged, and emerging markets staged swift rallies.
The Fund’s underperformance was largely the result of security selection among commodities producers and an underweight of the financial sector. The most significant detractors included an overweighting of Colombian oil and gas producer Pacific Exploration and Production Corp. (“PEGFF”). The company struggled after a failed merger in mid-summer and subsequently missed a scheduled interest payment on its bonds. PEGFF’s credit rating recently was downgraded after it filed for a court-supervised restructuring. The Fund no longer holds this position. Another detractor was the Fund’s position in Vedanta Resources plc, an Indian commodities and energy conglomerate. Vedanta bonds sold off after a failed merger attempt with a subsidiary. We decided to trim the Fund’s exposure to commodities and exited the position in early February; as a result, the Fund missed the late February recovery as commodities rebounded. The Fund underweighting of financials in Brazil and Russia also detracted as those markets rallied strongly in late March.
The biggest contributor to results was the Fund’s overweight of the industrial sector in Mexico. Mexican exporters to the United States benefited during the
Top Ten Holdings as of March 31, 2016* (as a percentage of net assets)

Celulosa Arauco y Constitucion SA, 4.750%, 01/11/22	1.8%
Yapi ve Kredi Bankasi AS, 8.500%, 03/09/26	1.8%
Turkiye Halk Bankasi AS, 4.750%, 02/11/21	1.7%
Petroleos Mexicanos, 4.875%, 01/18/24	1.6%
Alfa SAB de CV, 6.875%, 03/25/44	1.5%
Bestgain Real Estate, 2.625%, 03/13/18	1.5%
Suzano Trading Ltd., 5.875%, 01/23/21	1.5%
Cementos Pacasmayo SAA, 4.500%, 02/08/23	1.4%
MTS International Funding Ltd., 8.625%, 06/22/20	1.4%
Fibria Overseas Finance Ltd., 5.250%, 05/12/24	1.3%
* Excludes short-term investments.
Portfolio holdings are subject to change daily.
period from the relatively stronger U.S. economy. An overweighting of CEMEX SAB de CV was one of the Fund’s top contributors in this respect. Mexican bonds there showed strength across the board, and the Fund benefited from its position in Impresas ICA, SAB de CV. The Fund’s holdings of Brazilian pulp and paper producer Suzano Papel e Celulose also contributed to results. Another relative contributor was the Fund’s lack of exposure to Oi, a large telecommunications company that struggled in Brazil’s economic malaise.
The Fund used U.S. Treasury futures to maintain the Fund’s duration and yield-curve risks close to those of the Index; these instruments did not directly affect Fund results for the period. The Fund also used CDX, or credit default indexes, to manage the credit risk of sovereign emerging market issuers. The Fund’s CDX exposures benefited results for the period.
Current Strategy & Outlook: While the U.S. yield curve likely will steepen given signs of green shoots in the economic activities data, especially in the manufacturing sector, we believe the magnitude of the move will be limited by the data itself. Improving numbers may increase the probability of a Fed hike and inspire renewed flattening. Therefore, we like rates options that benefit from low volatility of yield curve slope.
Despite ongoing global concerns related to the long-term path of economies and trade, investors decided to return to beaten-down emerging market assets, driven by a more dovish tone from the Fed and China’s plans to tackle its fragile growth outlook with fiscal initiatives. Meanwhile, commodity prices have rebounded since mid-February given expectations of falling oil supply.
The search for yield and price appreciation currently prevails, as technical factors keep improving. Inflows into emerging equity markets and exchange traded funds have led the rally, triggering an accompanying leg up in emerging market currencies. The latest political uncertainties in Brazil and South Africa were interpreted by market participants as a positive catalyst for potential political change and structural reform. We are constructive on the prospects for emerging market bonds, and expect to take advantage of rising volatility to increase our exposure selectively.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class.

Portfolio Managers’ Report	Voya Emerging Markets Corporate Debt Fund

Average Annual Total Returns for the Periods Ended March 31, 2016
	1 Year	Since Inception of Class P August 9, 2012
Class P	2.45%	4.25%
JPM CEMBI	2.84%	3.97%
Based on a $10,000 initial investment, the graph and table above illustrate the total return of Voya Emerging Markets Corporate Debt Fund against the index indicated. The index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.
The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total net return. Had all fees and expenses been considered, the total net returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
It is important to note that the Fund has a limited operating history. Performance over a longer period of time may be more meaningful than short-term performance.
This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.
The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Fund holdings are subject to change daily.

Voya Emerging Markets Hard Currency Debt Fund	Portfolio Managers’ Report

Geographic Diversification as of March 31, 2016 (as a percentage of net assets)

Mexico	8.3%
Argentina	6.9%
Turkey	6.6%
Indonesia	5.9%
Poland	5.9%
Panama	4.9%
Kazakhstan	3.6%
Hungary	3.3%
Dominican Republic	3.1%
Uruguay	2.9%
Countries between 0.0% − 2.7%^	41.4%
Assets in Excess of Other Liabilities*	7.2%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 36 countries, which each represents 0.0% – 2.7% of net assets.
Portfolio holdings are subject to change daily.
Voya Emerging Markets Hard Currency Debt Fund (the “Fund”) seeks to maximize total return through a combination of current income and capital appreciation. The Fund is managed by Matthew Toms, CFA, and Jean-Dominique Bütikofer, CFA, Portfolio Managers of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the year ended March 31, 2016, the Fund’s Class P shares returned 4.40%, compared to the JP Morgan Emerging Markets Bond Index Global Diversified (the “Index” or “JPM EMBI”) which returned 4.19% for the same period.
Portfolio Specifics: The Fund outperformed its Index during a reporting period that was characterized by challenging market conditions: falling prices for oil and commodities undercut the economic foundations of many emerging countries in which the Fund invests, resulting in bouts of severe volatility and broad price declines. Credit risk premiums and bond yields rose steeply as bond prices persistently fell. (Bond prices and yields move in opposite directions.) Fund outperformance was due to security selection in particular markets, and to the income that the Fund’s holdings generated.
During the period, the Fund was positioned cautiously — average income generally was below that of the Index, and the Fund held a significant amount of cash. We avoided taking big interest-rate (duration) or yield curve risks by maintaining Fund exposures close to the Index. We preferred to take our investment risks, and generate results, through credit selection.
Among the contributors to results for the period were the Fund’s overweight of Argentina. Our holdings benefited from a pivotal election result in which an older, socialist-oriented regime was replaced by a new, more market-friendly administration. The Fund’s security selection in Venezuela also contributed to results. The Venezuelan bonds that we
Top Ten Holdings as of March 31, 2016* (as a percentage of net assets)

Poland Government International Bond, 3.000%, 03/17/23	2.6%
Poland Government International Bond, 3.250%, 04/06/26	2.5%
Turkey Government International Bond, 7.375%, 02/05/25	2.4%
Petroleos Mexicanos, 6.875%, 08/04/26	2.2%
Turkey Government International Bond, 6.000%, 01/14/41	2.0%
YPF SA, 8.500%, 03/23/21	1.9%
Lebanon Government International Bond, 6.100%, 10/04/22	1.8%
Indonesia Government International Bond, 8.500%, 10/12/35	1.7%
Petroleos Mexicanos, 5.500%, 06/27/44	1.7%
Ivory Coast Government International Bond, 5.750%, 12/31/32	1.7%
* Excludes short-term investments.
Portfolio holdings are subject to change daily.
chose to purchase significantly outperformed the broad market. By contrast, the Fund’s exposure to Mexico detracted from relative returns. We held an overweight of building materials company PEMEX S.A.B. de C.V., which underperformed because of management issues and the headwind of oil prices. Also detracting was the Fund’s exposure to Chile, where we held utility company bonds that underperformed the market.
Current Strategy & Outlook: While the U.S. yield curve likely will steepen given signs of green shoots in the economic activities data, especially in the manufacturing sector, we believe the magnitude of the move will be limited by the data itself. Improving numbers may increase the probability of a U.S. Federal Reserve Board (“Fed”) hike and inspire renewed flattening. Therefore, we like rates options that benefit from low volatility of yield curve slope.
Despite ongoing global concerns related to the long-term path of economies and trade, investors decided to return to beaten-down emerging market assets, driven by a more dovish tone from the Fed and China’s plans to tackle its fragile growth outlook with fiscal initiatives. Meanwhile, commodity prices have rebounded since mid-February given expectations of falling oil supply.
The search for yield and price appreciation currently prevails, as technical factors keep improving. Inflows into emerging equity markets and exchange traded funds have led the rally, triggering an accompanying leg up in emerging market currencies. The latest political uncertainties in Brazil and South Africa were interpreted by market participants as a positive catalyst for potential political change and structural reform. We are constructive on the prospects for emerging market bonds, and expect to take advantage of rising volatility to increase our exposure selectively.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class.

Portfolio Managers’ Report	Voya Emerging Markets Hard Currency Debt Fund

Average Annual Total Returns for the Periods Ended March 31, 2016
	1 Year	Since Inception of Class P August 9, 2012
Class P	4.40%	3.84%
JPM EMBI	4.19%	3.58%
Based on a $10,000 initial investment, the graph and table above illustrate the total return of Voya Emerging Markets Hard Currency Debt Fund against the index indicated. The index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.
The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total net return. Had all fees and expenses been considered, the total net returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
It is important to note that the Fund has a limited operating history. Performance over a longer period of time may be more meaningful than short-term performance.
This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.
The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Fund holdings are subject to change daily.

Voya Emerging Markets Local Currency Debt Fund	Portfolio Managers’ Report

Geographic Diversification as of March 31, 2016 (as a percentage of net assets)

Mexico	9.4%
Indonesia	8.9%
Poland	8.3%
Turkey	8.1%
Supranational	6.2%
Thailand	5.7%
Brazil	5.6%
Malaysia	4.8%
Hungary	4.5%
Romania	4.3%
Countries between 0.6% − 4.3%^	14.5%
Assets in Excess of Other Liabilities*	19.7%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 7 countries, which each represents 0.6% – 4.3% of net assets.
Portfolio holdings are subject to change daily.
Voya Emerging Markets Local Currency Debt Fund (the “Fund”) seeks to maximize total return through a combination of current income and capital appreciation. The Fund is managed by Brian Timberlake, Ph.D., CFA, and Jean-Dominique Bütikofer, CFA, Portfolio Managers of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the year ended March 31, 2016, the Fund’s Class P shares returned -2.62%, compared to the JP Morgan Government Bond Index-Emerging Markets Global Diversified (the “Index” or “JPM GBI-EM”) which returned -1.65% for the same period.
Portfolio Specifics: The Fund underperformed the Index during a reporting period that was characterized by challenging market conditions. Plunging prices for oil and other commodities undercut the economic foundations of many emerging countries in which the Fund invests. At the same time, a rising U.S. dollar weakened local currencies and led to a flight from local-currency assets. The period saw idiosyncratic, security-specific risks intensify: credit risk premiums and bond yields rose steeply as bond prices fell. (Bond prices and yields move in opposite directions.) Conditions turned around dramatically in late February after the U.S. Federal Reserve Board (“Fed”) took a more wait-and-see approach to raising interest rates. Positive sentiment surged, and emerging markets staged a swift recovery in the last two weeks of the reporting period.
Our cautious positioning, which had served the Fund well for most of the period, fell behind in the market surges at period-end. The Fund was caught holding underweight exposures to interest-rate risk, or duration, in volatile countries such as Brazil and Russia. When those markets rallied, even
Top Ten Holdings as of March 31, 2016* (as a percentage of net assets)

Turkey Government Bond, 9.000%, 03/08/17	4.7%
Poland Government Bond, 5.750%, 10/25/21	4.4%
Thailand Government Bond, 3.625%, 06/16/23	3.7%
Mexican Bonos, 10.000%, 12/05/24	3.6%
South Africa Government Bond, 10.500%, 12/21/26	2.8%
Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	2.8%
Export-Import Bank of Korea, 4.070%, 02/02/17	2.8%
Romania Government Bond, 5.950%, 06/11/21	2.2%
Asian Development Bank, 4.000%, 02/08/17	2.2%
Turkey Government Bond, 9.500%, 01/12/22	2.2%
* Excludes short-term investments.
Portfolio holdings are subject to change daily.
small shifts in demand resulted in big price changes among longer-maturity bonds. The Fund was underweight such bonds, and therefore did not participate in their gains. Currency exposure was another significant detractor from relative results. The Fund was hurt by its underweight of the South African rand, which rebounded strongly after the Fed’s dovish comments brought down the value of the U.S. dollar. The Fund’s overweight of the Mexican peso also detracted; the peso was the only emerging market currency that failed to recover in the period-end rally.
Other Fund positions were more successful. Despite the late rally, underweights of the Colombian peso, the Russian ruble and the Thai baht also contributed gains for the reporting period.
Current Strategy & Outlook: While the U.S. yield curve likely will steepen given signs of green shoots in the economic activities data, especially in the manufacturing sector, we believe the magnitude of the move will be limited by the data itself. Improving numbers may increase the probability of a Fed hike and inspire renewed flattening. Therefore, we like rates options that benefit from low volatility of yield curve slope.
Despite ongoing global concerns related to the long-term path of economies and trade, investors decided to return to beaten-down emerging market assets, driven by a more dovish tone from the Fed and China’s plans to tackle its fragile growth outlook with fiscal initiatives. Meanwhile, commodity prices have rebounded since mid-February given expectations of falling oil supply.
The search for yield and price appreciation currently prevails, as technical factors keep improving. Inflows into emerging equity markets and exchange traded funds have led the rally, triggering an accompanying leg up in emerging market currencies. The latest political uncertainties in Brazil and South Africa were interpreted by market participants as a positive catalyst for potential political change and structural reform. We are constructive on the prospects for emerging market bonds, and expect to take advantage of rising volatility to increase our exposure selectively.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class.

Portfolio Managers’ Report	Voya Emerging Markets Local Currency Debt Fund

Average Annual Total Returns for the Periods Ended March 31, 2016
	1 Year	Since Inception of Class P August 6, 2012
Class P	-2.62%	-4.93%
JPM GBI-EM	-1.65%	-4.25%
Based on a $10,000 initial investment, the graph and table above illustrate the total return of Voya Emerging Markets Local Currency Debt Fund against the index indicated. The index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.
The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total net return. Had all fees and expenses been considered, the total net returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
It is important to note that the Fund has a limited operating history. Performance over a longer period of time may be more meaningful than short-term performance.
This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.
The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Fund holdings are subject to change daily.

Voya Securitized Credit Fund	Portfolio Managers’ Report

Geographic Diversification as of March 31, 2016 (as a percentage of net assets)

United States	78.1%
Cayman Islands	11.5%
Assets in Excess of Other Liabilities*	10.4%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.
Voya Securitized Credit Fund (the “Fund”) seeks to maximize total return through a combination of current income and capital appreciation. The Fund is managed by David Goodson, Portfolio Manager of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the year ended March 31, 2016, the Fund’s P Class shares returned 3.62%, compared to the Barclays U.S. Securitized Bond Index (the “Index” or “Barclays U.S. Securitized”), which returned 2.44% for the same period.
Portfolio Specifics: For the fiscal year ended March 31, 2016, the financial market results were broadly flat. However, these benign results masked the increasing volatility and periods of general illiquidity during the fiscal year. Equity market valuations (as measured by the S&P 500® Index) peaked in May 2015, before declining to its fiscal year end low in February 2016. The aforementioned volatility and illiquidity peaked in 2016, as stocks tumbled around the world in January 2016. Many of the problems that were emerging early in 2015 manifested during this time period, including selloffs in China triggered global stock declines and concerns about fourth quarter corporate earnings. After a rate hike in December 2015, the U.S. Federal Reserve Board (“Fed”) helped calm things down by not raising interest rates in January 2016. Market sentiment began to improve in mid-February when the Fed released its January meeting notes and investors were relieved by their accommodative tone. Also encouraging at that time was rising talk among OPEC nations about limiting oil production to halt falling prices. The ensuing rally in commodity prices proved an additional catalyst for an improving risk tone across a growing range of risk markets, including high yield corporate bonds and emerging markets.
Top Ten Holdings as of March 31, 2016* (as a percentage of net assets)

Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.728%, 04/12/38	1.4%
GS Mortgage Securities Trust 2011-GC3, 5.637%, 03/10/44	1.4%
Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 G 2/42, 5.769%, 02/13/42	1.4%
LB-UBS Commercial Mortgage Trust 2005-C7 E, 5.350%, 11/15/40	1.4%
Wells Fargo Mortgage Backed Securities 2007-AR7 Trust A1, 2.771%, 12/28/37	1.4%
JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.066%, 01/12/37	1.4%
SoFi Professional Loan Program 2015-B LLC, 3.520%, 03/25/36	1.3%
Wachovia Bank Commercial Mortgage Trust Series 2006-C28 AJ, 5.632%, 10/15/48	1.3%
JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 TAC1, 7.990%, 07/15/46	1.3%
Morgan Stanley Re-REMIC Trust, 0.250%, 07/27/49	1.3%
* Excludes short-term investments.
Portfolio holdings are subject to change daily.
During this volatile opening quarter to 2016, stocks ultimately turned around in late February to finish the quarter up in the U.S. (as measured by the S&P 500® Index). U.S. bonds, as measured by the Barclays U.S. Aggregate Index, fared better than stocks. The yield on the widely watched 10-year U.S. Treasury note — a bellwether for interest rates — declined from 2.25% to 1.77%, suggesting that investors were still concerned about the pace of economic recovery. As noted above, returns for the fiscal year were overall modest, masking the volatility during the eventful first quarter of 2016.
From a fundamental standpoint, the U.S. economy continued to make progress during the fiscal year, adding jobs at a steady pace and pushing the unemployment rate steadily lower. Real estate markets continued their push higher, with the housing markets recovering towards its pre-crisis peak and commercial real estate valuations entering the expansion phase of their cycle. Manufacturing was broadly an area of weakness, sprinkled with inconsistent bouts of pickups in activity. The U.S. consumer displayed signs of fiscal health, as savings rates remained relatively high, financial obligations ratios were at multi-decade lows and spending was on a modestly upward trajectory. Collectively, these signals, combined with expectations that the Fed will raise interest rates only slowly, may well prove supportive for risk appetite as the year progresses.
During the period, the Fund generated a positive absolute return and outperformed the Index.
The Fund maintained overweights to each of its core component sectors: commercial mortgage-backed securities (“CMBS”), non-agency residential mortgage-backed securities (“RMBS”) and asset-backed securities (“ABS”). These overweights were offset by an underweight to the primary benchmark sector, agency RMBS. With superior loss adjusted

Portfolio Managers’ Report	Voya Securitized Credit Fund

yields, these overweights were maintained in an effort to ensure outperformance for the Fund through a full business cycle. In aggregate, these sectors (CMBS, non-agency RMBS and ABS) outperformed the primary benchmark constituents (agency RMBS). The allocation to non-agency RMBS was the largest relative outperformer, with ABS mostly flat and CMBS detracting from performance.
In terms of key positions, the Fund maintained an overweight in CMBS subordinates. These securities performed very well during the majority of the period, with credit risk generally performing in line or better than expected. More recently, these positions have underperformed in the Fund, as they were slow to respond to the improved backdrop for risk which prevailed during the latter half of the first quarter 2016. In addition, the Fund maintained an out-of-benchmark position in legacy non-agency securities. The positions continue to benefit from strong underlying housing fundamentals and a favorable technical balance characterized by declining supply and steady investor demand. Similar to CMBS subordinates, these positions underperformed the broader securitized benchmark during the most recent bout of volatility, but they were outperformers within the Fund over the course of the fiscal year.
Although rates rose during late 2015, market volatility pushed rates lower during first quarter 2016 and were flat over the year. The Fund added duration with U.S. Treasury futures in order to hedge interest rate exposure relative to the Index. Duration positioning contributed to performance. Yields were marginally lower as well.
The credit rating profile of the Fund is more weighted to below investment grade securities than the Index, which is composed entirely of investment grade positions.
Current Strategy & Outlook: Looking forward, we are constructive on the fundamentals underlying the domestic securitized credit markets. The Fund’s current targets are 40% CMBS, 45% non-agency RMBS and 15% ABS. While this has the potential to shift as market conditions evolve, we believe fundamentals will likely continue to support positions in these sectors that benefit disproportionately from such positive credit outcomes as:
•
Voluntary loan prepayments;

•
Lower than expected cumulative loan defaults;

•
Higher than expected recoveries upon collateral liquidation;

•
Acceleration of bond repayment via execution of collateral clean-up calls; and

•
Ratings upgrades (albeit selectively).

Looking forward, we anticipate continued volatility in financial markets due to the fragile liquidity backdrop, uncertainty in growth prospects for Japan, Europe and China, fallout from the volatility in commodity prices and the potential for shifting U.S. monetary policy. As a symptom of this increased volatility, it is our opinion that general illiquidity and reduced risk appetite will continue to manifest across financial markets most directly impacted by these factors.
At this point, we assess the securitized markets in the U.S. as relatively protected from the potential for volatility in other financial markets. While its susceptibility to periods of illiquidity is demonstrated, the potential for more spillover due to fundamentally based risks into securitized markets will continue to be monitored. Of particular sensitivity going forward will be how the above described sources of fundamental uncertainty impact labor market conditions in the U.S.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class.

Voya Securitized Credit Fund	Portfolio Managers’ Report

Average Annual Total Returns for the Periods Ended March 31, 2016
	1 Year	Since Inception of Class P August 7, 2014
Including Sales Charge:
Class A(1)(2)	-0.04%	2.74%
Class I(2)	2.86%	4.69%
Class P	3.62%	5.45%
Excluding Sales Charge:
Class A(2)	2.48%	4.35%
Class I(2)	2.86%	4.69%
Class P	3.62%	5.45%
Barclays U.S. Securitized	2.44%	3.37%
Based on a $10,000 initial investment, the graph and table above illustrate the total return of Voya Securitized Credit Fund against the index indicated. The index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.
The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total net return. Had all fees and expenses been considered, the total net returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
It is important to note that the Fund has a limited operating history. Performance over a longer period of time may be more meaningful than short-term performance.
This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.
The views expressed in this report reflect those of the portfolio manager, only through the end of the period as stated on the cover. The portfolio manager’s views are subject to change at any time based on market and other conditions.
Fund holdings are subject to change daily.
(1)
Reflects deduction of the maximum Class A sales charge of 2.50%.

(2)
Classes A and I incepted on August 3, 2015. The Class A and Class I shares performance shown for the period prior to their inception date is the performance of Class P shares with adjustment for any differences in the expenses between the two classes.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from October 1, 2015 to March 31, 2016. The Funds’ expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Annualized Expense Ratio	Expenses Paid During the Period Ended March 31, 2016*	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Annualized Expense Ratio	Expenses Paid During the Period Ended March 31, 2016*
Voya Emerging Markets Corporate Debt Fund
Class P	$1,000.00	$1,045.40	0.10%	$0.51	$1,000.00	$1,024.50	0.10%	$0.51
Voya Emerging Markets Hard Currency Debt Fund
Class P	$1,000.00	$1,067.70	0.07%	$0.36	$1,000.00	$1,024.65	0.07%	$0.35
Voya Emerging Markets Local Currency Debt Fund
Class P	$1,000.00	$1,084.70	0.15%	$0.78	$1,000.00	$1,024.25	0.15%	$0.76
Voya Securitized Credit Fund
Class A	$1,000.00	$1,003.40	0.95%	$4.76	$1,000.00	$1,020.25	0.95%	$4.80
Class I	1,000.00	1,006.10	0.73	3.66	1,000.00	1,021.35	0.73	3.69
Class P	1,000.00	1,011.10	0.05	0.25	1,000.00	1,024.75	0.05	0.25

*
Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half-year.

Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Trustees
Voya Separate Portfolios Trust
We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of Voya Emerging Markets Corporate Debt Fund, Voya Emerging Markets Hard Currency Debt Fund, Voya Emerging Markets Local Currency Debt Fund, and Voya Securitized Credit Fund, each a series of Voya Separate Portfolios Trust, as of March 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2016, by correspondence with the custodian, transfer agent, and brokers, or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned funds of Voya Separate Portfolios Trust as of March 31, 2016, and the results of their operations for the year then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.
Boston, Massachusetts
May 27, 2016

STATEMENTS OF ASSETS AND LIABILITIES as of March 31, 2016

	Voya Emerging Markets Corporate Debt Fund	Voya Emerging Markets Hard Currency Debt Fund	Voya Emerging Markets Local Currency Debt Fund	Voya Securitized Credit Fund
ASSETS:
Investments in securities at fair value*	$82,709,450	$126,527,351	$66,323,132	$130,523,437
Short-term investments at fair value**	9,392,611	7,838,653	13,637,118	13,817,000
Total investments at fair value	$92,102,061	$134,366,004	$79,960,250	$144,340,437
Cash	550,023	862	1,030	519,012
Cash collateral for futures	78,160	59,770	9,953	874,884
Foreign currencies at value***	—	—	1,337,734	—
Receivables:
Investment securities sold	—	3,530,338	—	1,041,484
Dividends	1,196	1,351	921	2,146
Interest	1,110,456	1,761,032	1,458,682	669,988
Foreign tax reclaims	—	—	16,465	—
Unrealized appreciation on forward foreign currency contracts	—	—	421,799	—
Unrealized appreciation on OTC swap agreements	—	—	9,359	—
Prepaid expenses	6,708	6,979	6,717	17,221
Reimbursement due from manager	—	—	1,662	6,586
Other assets	897	1,625	1,025	772
Total assets	93,849,501	139,727,961	83,225,597	147,472,530
LIABILITIES:
Payable for investment securities purchased	3,825,914	3,384,391	324,078	1,751,064
Unrealized depreciation on forward foreign currency contracts	—	—	187,012	—
Unrealized depreciation on OTC swap agreements	—	—	10,187	—
Payable for investment management fees	—	—	—	1,010
Payable for distribution and shareholder service fees	—	—	—	173
Payable to trustees under the deferred compensation plan (Note 6)	897	1,625	1,025	772
Payable for trustee fees	450	657	401	612
Other accrued expenses and liabilities	96,678	50,182	80,900	49,248
Total liabilities	3,923,939	3,436,855	603,603	1,802,879
NET ASSETS	$89,925,562	$136,291,106	$82,621,994	$145,669,651
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$91,770,057	$147,774,357	$102,397,918	$146,630,843
Undistributed (distributions in excess of) net investment income/Accumulated net investment loss	367,840	457,035	(1,458,243)	(20,115)
Accumulated net realized gain (loss)	(4,260,215)	(10,711,685)	(4,826,954)	827,058
Net unrealized appreciation (depreciation)	2,047,880	(1,228,601)	(13,490,727)	(1,768,135)
NET ASSETS	$89,925,562	$136,291,106	$82,621,994	$145,669,651
* Cost of investments in securities	$80,679,836	$127,723,684	$80,285,924	$132,261,371
** Cost of short-term investments	$9,391,948	$7,837,734	$13,459,599	$13,817,000
*** Cost of foreign currencies	$—	$—	$1,318,708	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of March 31, 2016 (continued)

	Voya Emerging Markets Corporate Debt Fund	Voya Emerging Markets Hard Currency Debt Fund	Voya Emerging Markets Local Currency Debt Fund	Voya Securitized Credit Fund
Class A
Net assets	n/a	n/a	n/a	$484,550
Shares authorized	n/a	n/a	n/a	unlimited
Par value	n/a	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	n/a	48,736
Net asset value and redemption price per share†	n/a	n/a	n/a	$9.94
Maximum offering price per share (2.50%)(1)	n/a	n/a	n/a	$10.19
Class I
Net assets	n/a	n/a	n/a	$1,209,767
Shares authorized	n/a	n/a	n/a	unlimited
Par value	n/a	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	n/a	121,494
Net asset value and redemption price per share	n/a	n/a	n/a	$9.96
Class P
Net assets	$89,925,562	$136,291,106	$82,621,994	$143,975,334
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	9,375,042	14,565,578	11,127,175	14,382,790
Net asset value and redemption price per share	$9.59	$9.36	$7.43	$10.01

(1)
Maximum offering price is computed at 100/97.50 of net asset value. On purchases of  $100,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended March 31, 2016

	Voya Emerging Markets Corporate Debt Fund	Voya Emerging Markets Hard Currency Debt Fund	Voya Emerging Markets Local Currency Debt Fund	Voya Securitized Credit Fund
INVESTMENT INCOME:
Dividends	$5,141	$7,164	$5,217	$7,551
Interest, net of foreign taxes withheld*	4,358,319	6,934,021	4,181,241	5,322,108
Total investment income	4,363,460	6,941,185	4,186,458	5,329,659
EXPENSES:
Investment management fees(1)	828,681	975,702	634,896	724,262
Distribution and shareholder service fees:
Class A	—	—	—	532
Transfer agent fees:
Class A	—	—	—	103
Class I	—	—	—	216
Class P	201	287	102	236
Administrative service fees(1)	7,301	10,963	7,067	9,509
Shareholder reporting expense	2,256	3,647	3,660	10,774
Registration fees	25,446	24,603	22,393	36,570
Professional fees	34,343	34,931	24,156	60,056
Custody and accounting expense	13,975	21,726	91,540	38,985
Trustee fees	2,700	3,947	2,407	3,669
Offering expense	—	—	—	15,435
Miscellaneous expense	5,635	8,184	4,266	10,585
Interest expense	18	193	21	—
Total expenses	920,556	1,084,183	790,508	910,932
Net waived and reimbursed fees	(835,982)	(986,665)	(667,606)	(844,008)
Net expenses	84,574	97,518	122,902	66,924
Net investment income	4,278,886	6,843,667	4,063,556	5,262,735
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(3,553,004)	(2,236,237)	(3,922,689)	(208,332)
Foreign currency related transactions	—	—	(984,759)	—
Futures	127,677	264,875	2,866	2,055,782
Swaps	(17,306)	103,396	11,029	—
Written options	—	—	37,390	—
Net realized gain (loss)	(3,442,633)	(1,867,966)	(4,856,163)	1,847,450
Net change in unrealized appreciation (depreciation) on:
Investments (net of Peruvian capital gains tax accrued#)	1,299,034	794,698	(1,431,749)	(2,264,043)
Foreign currency related transactions	—	—	(30,061)	—
Futures	6,449	(106,240)	(527)	(435,557)
Swaps	—	—	(25,505)	—
Written options	—	—	(29,476)	—
Net change in unrealized appreciation (depreciation)	1,305,483	688,458	(1,517,318)	(2,699,600)
Net realized and unrealized loss	(2,137,150)	(1,179,508)	(6,373,481)	(852,150)
Increase (decrease) in net assets resulting from operations	$2,141,736	$5,664,159	$(2,309,925)	$4,410,585
* Foreign taxes withheld	$—	$—	$81,299	$—
# Foreign taxes accrued on Peruvian investments	$72,385	$—	$—	$—

(1)
Effective May 1, 2015, the investment management fee and administration fee were combined under a single amended and restated investment management agreement. Please see Note 4 for further information.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Emerging Markets Corporate Debt Fund		Voya Emerging Markets Hard Currency Debt Fund
	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2016	Year Ended March 31, 2015
FROM OPERATIONS:
Net investment income	$4,278,886	$4,196,775	$6,843,667	$8,673,681
Net realized (loss)	(3,442,633)	(110,438)	(1,867,966)	(1,644,022)
Net change in unrealized appreciation (depreciation)	1,305,483	246,732	688,458	1,254,933
Increase in net assets resulting from operations	2,141,736	4,333,069	5,664,159	8,284,592
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class P	(4,295,506)	(4,117,004)	(7,192,862)	(8,666,342)
Total distributions	(4,295,506)	(4,117,004)	(7,192,862)	(8,666,342)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	500,000	13,847,000	404,000	13,519,999
Reinvestment of distributions	4,295,506	4,117,004	7,192,862	8,666,342
	4,795,506	17,964,004	7,596,862	22,186,341
Cost of shares redeemed	(841,495)	(4,170,000)	(3,155,277)	(55,685,000)
Net increase (decrease) in net assets resulting from capital share transactions	3,954,011	13,794,004	4,441,585	(33,498,659)
Net increase (decrease) in net assets	1,800,241	14,010,069	2,912,882	(33,880,409)
NET ASSETS:
Beginning of year or period	88,125,321	74,115,252	133,378,224	167,258,633
End of year or period	$89,925,562	$88,125,321	$136,291,106	$133,378,224
Undistributed net investment income at end of year or period	$367,840	$401,766	$457,035	$787,818

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Emerging Markets Local Currency Debt Fund		Voya Securitized Credit Fund
	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2016	August 7, 2014(1) to March 31, 2015
FROM OPERATIONS:
Net investment income	$4,063,556	$4,782,706	$5,262,735	$2,276,289
Net realized gain (loss)	(4,856,163)	(6,530,255)	1,847,450	1,494,219
Net change in unrealized appreciation (depreciation)	(1,517,318)	(7,682,608)	(2,699,600)	931,465
Increase (decrease) in net assets resulting from operations	(2,309,925)	(9,430,157)	4,410,585	4,701,973
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	—	—	(9,613)	—
Class I	—	—	(11,276)	—
Class P	—	(34,252)	(6,027,094)	(1,840,991)
Net realized gains:
Class A	—	—	(2,093)	—
Class I	—	—	(2,962)	—
Class P	—	—	(1,759,686)	(420,035)
Return of capital:
Class P	—	(3,270,673)	—	—
Total distributions	—	(3,304,925)	(7,812,724)	(2,261,026)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	319,601	9,254,000	33,744,750	111,195,010
Reinvestment of distributions	—	3,304,925	7,812,724	2,261,026
	319,601	12,558,925	41,557,474	113,456,036
Cost of shares redeemed	(101,000)	(9,040,007)	(8,082,667)	(300,000)
Net increase in net assets resulting from capital share transactions	218,601	3,518,918	33,474,807	113,156,036
Net increase (decrease) in net assets	(2,091,324)	(9,216,164)	30,072,668	115,596,983
NET ASSETS:
Beginning of year or period	84,713,318	93,929,482	115,596,983	—
End of year or period	$82,621,994	$84,713,318	$145,669,651	$115,596,983
Undistributed (distributions in excess of) net investment income/ Accumulated net investment loss at end of year or period	$(1,458,243)	$(3,871,857)	$(20,115)	$515,515

(1)
Commencement of operations.

See Accompanying Notes to Financial Statements

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Emerging Markets Corporate Debt Fund
Class P
03-31-16	9.83	0.47•	(0.24)	0.23	0.47	—	—	0.47	—	9.59	2.45	1.05	0.10	0.10	4.86	89,926	86
03-31-15	9.82	0.50	0.01	0.51	0.50	—	—	0.50	—	9.83	5.24	1.03	0.09	0.09	5.03	88,125	52
03-31-14	10.46	0.50	(0.46)	0.04	0.50	0.18	—	0.68	—	9.82	0.56	1.12	0.15	0.15	4.88	74,115	100
08-09-12(4) - 03-31-13	10.00	0.30	0.43	0.73	0.26	0.01	—	0.27	—	10.46	7.35	1.10	0.15	0.15	4.82	101,926	85
Voya Emerging Markets Hard Currency Debt Fund
Class P
03-31-16	9.47	0.48•	(0.08)	0.40	0.51	—	—	0.51	—	9.36	4.40	0.82	0.07	0.07	5.20	136,291	50
03-31-15	9.49	0.50•	(0.02)	0.48	0.50	—	—	0.50	—	9.47	5.07	0.82	0.07	0.07	5.19	133,378	32
03-31-14	10.10	0.53•	(0.49)	0.04	0.53	0.12	—	0.65	—	9.49	0.73	0.85	0.10	0.10	5.53	167,259	125
08-09-12(4) - 03-31-13	10.00	0.28	0.10	0.38	0.23	0.05	—	0.28	—	10.10	3.82	0.90	0.15	0.15	4.50	176,104	170
Voya Emerging Markets Local Currency Debt Fund
Class P
03-31-16	7.63	0.37•	(0.57)	(0.20)	—	—	—	—	—	7.43	(2.62)	0.99	0.15	0.15	5.06	82,622	18
03-31-15	8.78	0.44•	(1.29)	(0.85)	0.00*	—	0.30	0.30	—	7.63	(10.03)	0.98	0.15	0.15	5.13	84,713	22
03-31-14	10.16	0.51	(1.50)	(0.99)	0.17	0.22	—	0.39	—	8.78	(9.90)	1.08	0.15	0.15	5.44	93,929	477
08-06-12(4) - 03-31-13	10.00	0.30	0.23	0.53	0.36	0.01	—	0.37	—	10.16	5.33	1.04	0.15	0.15	4.57	144,122	60
Voya Securitized Credit Fund
Class A
08-03-15(4) - 03-31-16	10.24	0.24•	(0.12)	0.12	0.27	0.15	—	0.42	—	9.94	1.22	1.04	0.95	0.95	3.65	485	35
Class I
08-03-15(4) - 03-31-16	10.24	0.26•	(0.11)	0.15	0.28	0.15	—	0.43	—	9.96	1.51	0.82	0.73	0.73	3.93	1,210	35
Class P
03-31-16	10.30	0.44	(0.08)	0.36	0.50	0.15	—	0.65	—	10.01	3.62	0.74	0.05	0.05	4.31	143,975	35
08-07-14(4) - 03-31-15	10.00	0.25•	0.28	0.53	0.19	0.04	—	0.23	—	10.30	5.32	0.72	0.05	0.05	3.83	115,597	33
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Commencement of operations.

•
Calculated using average number of shares outstanding throughout the period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of March 31, 2016

NOTE 1 — ORGANIZATION
Voya Separate Portfolios Trust (“Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fifteen separately managed series. This report is for: Voya Emerging Markets Corporate Debt Fund (“Corporate Debt”), Voya Emerging Markets Hard Currency Debt Fund (“Hard Currency Debt”), Voya Emerging Markets Local Currency Debt Fund (“Local Currency Debt”) and Voya Securitized Credit Fund (“Securitized Credit”) (each a “Fund,” and collectively, the “Funds”). Each Fund (except Corporate Debt) is a non-diversified series of the Trust. Corporate Debt is a diversified series of the Trust. Prior to September 11, 2015, Corporate Debt was a non-diversified series of the Trust.
Each Fund offers at least one of the following classes of shares: Class A, Class I, and Class P*. The separate classes of shares differ principally in the applicable sales charges (if any), transfer agent fees, distribution fees and shareholder servicing fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of the distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution, and shareholder servicing fees.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investments oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official

*
Patent Pending

NOTES TO FINANCIAL STATEMENTS as of March 31, 2016 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Fund’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Funds’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Funds. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.
Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term

NOTES TO FINANCIAL STATEMENTS as of March 31, 2016 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Funds’ investments under these levels of classification is included following the Summary Portfolios of Investments.
U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of a Fund’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Fund has a significant amount of Level 3 investments.
For the year ended March 31, 2016, there have been no significant changes to the fair valuation methodologies.
B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market values. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Risk Exposures and the Use of Derivative Instruments. The Funds’ investment objectives permit them to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow the Funds to pursue their objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.
Market Risk Factors. In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Foreign Exchange Rate Risk. To the extent that a Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those

NOTES TO FINANCIAL STATEMENTS as of March 31, 2016 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, market interest rates in the United States are at or near historic lows, which may increase a Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a Fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets.
Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and other countries outside of the European Union) is implementing similar requirements, which will affect a Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose a Fund to new kinds of costs and risks.

NOTES TO FINANCIAL STATEMENTS as of March 31, 2016 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. The Funds’ derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Funds intend to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Funds generally enter into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by the Funds and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
The Funds may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
As of March 31, 2016, the maximum amount of loss that Local Currency Debt would incur if the counterparties to its derivative transactions failed to perform would be $431,158 which represents the gross payments to be received by the Fund on open forward foreign currency contracts and OTC interest rate swaps were they to be unwound as of March 31, 2016. There was no collateral posted by any counterparty as of March 31, 2016.
The Funds’ Master Agreements with derivative counterparties have credit related contingent features that if triggered would allow their derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Funds. Credit related contingent features are established between the Funds and their derivatives counterparties to reduce the risk that the Funds will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in the Funds’ net assets and or a percentage decrease in the Funds’ NAV, which could cause the Funds to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Funds’ Master Agreements.
As of March 31, 2016, Local Currency Debt had a liability position of  $197,199 on open forward foreign currency contracts and OTC interest rate swaps with credit related contingent features. If a contingent feature would have been triggered as of March 31, 2016, Local Currency Debt could have been required to pay this amount in cash to their counterparties. Local Currency Debt did not post any collateral to its counterparties as of March 31, 2016.
E. Foreign Currency Transactions and Futures Contracts. Each Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
For the year ended March 31, 2016, Local Currency Debt entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk.
Local Currency Debt used forward foreign currency contracts primarily to protect its non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the table following the Summary Portfolio of Investments for open forward foreign currency contracts held by Local Currency Debt at March 31, 2016.
During the year ended March 31, 2016, Local Currency Debt had an average contract amounts on forward foreign currency contracts to buy and sell of  $9,582,145 and $5,355,636, respectively.
Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take

NOTES TO FINANCIAL STATEMENTS as of March 31, 2016 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the year ended March 31, 2016, Corporate Debt, Hard Currency Debt, Local Currency Debt and Securitized Credit have purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve while maintaining overall duration. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the year ended March 31, 2016, the Funds had average notional values on futures contracts purchased and sold as disclosed below:
	Purchased	Sold
Corporate Debt	$7,365,719	$1,819,600
Hard Currency Debt	20,487,860	13,470,707
Local Currency Debt	434,797	882,628
Securitized Credit	52,599,082	4,589,266
Please refer to the tables following each respective Summary Portfolio of Investments for open futures contracts at March 31, 2016.
F. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. Each Fund distributes capital gains, if any, annually. Each Fund also declares and pays dividends consisting of ordinary income, if any, monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.
G. Federal Income Taxes. It is the policy of the Funds to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
H. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the Securities Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may

NOTES TO FINANCIAL STATEMENTS as of March 31, 2016 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
J. Options Contracts. The Funds may write call and put options on futures, swaptions, securities, commodity or currencies they own or in which they may invest. Writing put options tends to increase the Funds exposure to the underlying instrument. Writing call options tends to decrease the Funds exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Each Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Funds may not be able to enter into a closing transaction because of an illiquid market.
The Funds may also purchase put and call options. Purchasing call options tends to increase the Funds exposure to the underlying instrument. Purchasing put options tends to decrease the Funds’ exposure to the underlying instrument. The Funds pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.
During the year ended March 31, 2016, Local Currency Debt had purchased and written options on foreign currencies to manage their exposure to currencies and to generate income. There were no open purchased or written foreign currency options at March 31, 2016.
Please refer to Note 10 for the volume of purchased and written option activity during the year ended March 31, 2016.
K. Swap Agreements. The Funds may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Fund may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Fund’s Summary Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The fair value of the swap contract is recorded on each Fund’s Statement of Assets and Liabilities. During the term of the swap, changes in the fair value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap. A Fund also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.
Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Fund’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative

NOTES TO FINANCIAL STATEMENTS as of March 31, 2016 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

impact on the value of the index or securities underlying the respective swap agreement.
Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.
A Fund is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Fund may execute these contracts to manage its exposure to the market or certain sectors of the market. A Fund may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).
The Funds may sell credit default swaps which exposes the Funds to the risk of loss from credit risk-related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Fund’s Summary Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
For the year ended March 31, 2016, Hard Currency Debt had bought credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Hard Currency Debt used CDX swaps with an average notional amount of $4,400,000 to hedge the credit risk associated with various sectors of the credit market. There were no open credit default swaps held by Hard Currency Debt at March 31, 2016.
For the year ended March 31, 2016, Corporate Debt had sold credit protection on CDX swaps. Corporate Debt entered into one CDX swap contract with a notional amount of  $7,000,000 to gain additional exposure to

NOTES TO FINANCIAL STATEMENTS as of March 31, 2016 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

various sectors of the credit markets. There were no open credit default swaps held by Corporate Debt at March 31, 2016.
Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Fund may make payments that are greater than what a Fund received from the counterparty. Other risks include credit, liquidity and market risk.
For the year ended March 31, 2016, Local Currency Debt entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps was $959,786.
Local Currency Debt entered into interest rate swaps to manage its interest rate exposure. Please refer to the table following the Summary Portfolio of Investments for open interest rate swaps held by Local Currency Debt at March 31, 2016.
L. Credit-Linked Notes. Local Currency Debt entered into credit-linked notes which are intended to replicate the economic effects that would apply had the Fund directly purchased the underlying reference asset. The risks of credit-linked notes include the potential default of the underlying reference asset, the movement in the value of the currency of the underlying reference asset relative to the credit-linked note, the potential inability of the Fund to dispose of the credit-linked note in the normal course of business, and the possible inability of the counterparties to fulfill their obligations under the contracts. Please refer to the Summary Portfolio of Investments for open credit-linked notes at March 31, 2016.
M. Offering Costs. Costs incurred with the offering of shares of a Fund are deferred and amortized over a twelve month period on a straight-line basis starting at the commencement of operations.
N. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the year ended March 31, 2016, the cost of purchases and the proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:
	Purchases	Sales
Corporate Debt	$68,898,249	$68,945,068
Hard Currency Debt	64,588,790	61,676,162
Local Currency Debt	15,418,103	12,334,461
Securitized Credit	61,245,674	40,413,146
U.S. government securities not included above were as follows:
	Purchases	Sales
Hard Currency Debt	$181,773	$182,852
NOTE 4 — INVESTMENT MANAGEMENT FEES
Prior to May 1, 2015, the Funds had entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Management Agreement compensated the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates. Amounts paid to the Investment Adviser through April 30, 2015 are reflected as investment management fees on the accompanying Statements of Operations.
For Corporate Debt — 0.85%; for Hard Currency Debt — 0.65%; for Local Currency Debt — 0.70%; and for Securitized Credit — 0.50%. The Investment Adviser was contractually obligated to waive the management fee for Class P shares of the Funds. This waiver was not eligible for recoupment.
Also, prior to May 1, 2015, the Funds had entered into an administrative agreement (“Administrative Agreement”) with Voya Funds Services, LLC (the “Administrator”), a Delaware limited liability company. The Administrator provided certain administrative and shareholder services necessary for each Fund’s operations and was responsible for the supervision of other service providers. For its services, the Administrator was entitled to receive from each Fund a fee at an annual rate of 0.10% of each Fund’s average daily net assets. The Administrator was contractually obligated to waive its fee for Class P shares of the Funds. This waiver was not eligible for recoupment. Amounts paid to the Administrator through April 30, 2015 are reflected as administrative service fees on the accompanying Statements of Operations.
Effective May 1, 2015, the terms of the Funds’ Management Agreement and Administrative Agreement were combined under a single Amended and Restated

NOTES TO FINANCIAL STATEMENTS as of March 31, 2016 (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Investment Management Agreement with a single management fee. The single management fee rate under the Funds’ Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Funds and there is no change to the investment management or administrative services provided.
The Amended and Restated Investment Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates. Single management fee amounts paid to the Investment Adviser from May 1, 2015 through March 31, 2016 are reflected as investment management fees on the accompanying Statements of Operations.
For Corporate Debt — 0.95%; for Hard Currency Debt — 0.75%; for Local Currency Debt — 0.80%; and for Securitized Credit — 0.60%. The Investment Adviser is contractually obligated to waive the management fee for Class P shares of the Funds. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Funds’ assets in accordance with the Funds’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class A shares of Securitized Credit have a service and distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”), whereby the Distributor is reimbursed or compensated (depending on the class of shares) by the Fund for expenses incurred in the distribution of the Fund’s shares (“Distribution Fees”). Pursuant to the Plan, the Distributor is entitled to payment each month for expenses incurred in the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plan, Class A shares of the Fund pay the Distributor a Distribution and/or Service Fee of 0.25% based on average daily net assets.
The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Fund, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A shares. For the year ended March 31, 2016, the Distributor did not retain any sales charges.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At March 31, 2016, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Funds:
Subsidiary/Affiliated Investment Company	Fund	Percentage
Voya Global Bond Portfolio	Corporate Debt	11.68%
	Hard Currency Debt	11.74
	Local Currency Debt	26.23
Voya Intermediate Bond Portfolio	Corporate Debt	87.97
	Hard Currency Debt	87.99
	Local Currency Debt	73.38
	Securitized Credit	81.57
Voya Investment Trust Co.	Securitized Credit	17.26
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Funds have adopted a deferred compensation plan (the “Plan”), which allows eligible independent trustees, as described in the Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of  “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the Plan will not affect net assets of the Fund, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.

NOTES TO FINANCIAL STATEMENTS as of March 31, 2016 (continued)

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES
At March 31, 2016, the below Fund had the following payable included in Other Accrued Expenses and Liabilites on the Statements of Assets and Liabilities that exceeded 5% of total liabilities.
Fund	Accrued Expenses	Amount
Local Currency Debt	Custody	$36,560
NOTE 8 — EXPENSE LIMITATION AGREEMENT
Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”), between the Investment Adviser and the Trust, on behalf of the Funds, the Investment Adviser has agreed to limit expenses of each Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:
Fund	Class A	Class I	Class P
Corporate Debt	N/A	N/A	0.15%
Hard Currency Debt	N/A	N/A	0.15%
Local Currency Debt	N/A	N/A	0.15%
Securitized Credit	1.00%	0.75%	0.05%
With the exception of the non-recoupable Class P management fee waiver for the Funds, the Investment Adviser may at a later date recoup from a Fund for fees waived and/or other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of March 31, 2016, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:
	March 31,
	2017	2018	2019	Total
Local Currency Debt	$129,152	$25,752	$25,643	$180,547
Securitized Credit	—	45,058	113,182	158,240
The Expense Limitation Agreement is contractual through August 1, 2016 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 9 — LINE OF CREDIT
The Funds, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of  $200,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of an investor in the funds. Effective May 22, 2015, the funds to which the line of credit is available pay a commitment fee equal to 0.10% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 22, 2015, the funds to which the Credit Agreement is available paid a commitment fee equal to 0.07% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Funds utilized the line of credit during the year ended March 31, 2016:
Fund	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Corporate Debt	1	$565,000	1.14%
Hard Currency Debt	6	990,333	1.19
Local Currency Debt	1	687,000	1.14
NOTE 10 — PURCHASED AND WRITTEN OPTIONS
Transactions in Purchased Options
Transactions in purchased OTC options on currencies for Local Currency Debt during the year ended March 31, 2016 were as follows:
	Number of Contracts	Cost
Balance at 03/31/2015	4,494,000	$64,085
Options Expired	(4,494,000)	(64,085)
Balance at 03/31/2016	—	$—

Transactions in Written Options
Transactions in written OTC options on currencies for Local Currency Debt during the year ended March 31, 2016 were as follows:
	Number of Contracts	Premiums Received
Balance at 03/31/2015	4,494,000	$37,390
Options Expired	(4,494,000)	(37,390)
Balance at 03/31/2016	—	$—

NOTES TO FINANCIAL STATEMENTS as of March 31, 2016 (continued)

NOTE 11 — CAPITAL SHARES
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Corporate Debt
Class P
3/31/2016	51,205	—	448,901	(88,323)	411,783	500,000	—	4,295,506	(841,495)	3,954,011
3/31/2015	1,421,521	—	416,007	(424,871)	1,412,657	13,847,000	—	4,117,004	(4,170,000)	13,794,004
Hard Currency Debt
Class P
3/31/2016	43,400	—	778,952	(334,457)	487,895	404,000	—	7,192,862	(3,155,277)	4,441,585
3/31/2015	1,455,929	—	903,057	(5,911,542)	(3,552,556)	13,519,999	—	8,666,342	(55,685,000)	(33,498,659)
Local Currency Debt
Class P
3/31/2016	42,639	—	—	(12,883)	29,756	319,601	—	—	(101,000)	218,601
3/31/2015	1,173,065	—	378,064	(1,147,507)	403,622	9,254,000	—	3,304,925	(9,040,007)	3,518,918
Securitized Credit
Class A
8/3/2015(1) - 3/31/2016	132,779	—	1,173	(85,216)	48,736	1,336,720	—	11,707	(850,121)	498,306
Class I
8/3/2015(1) - 3/31/2016	121,735	—	1,431	(1,672)	121,494	1,218,030	—	14,238	(16,654)	1,215,614
Class P
3/31/2016	3,104,299	—	769,030	(714,583)	3,158,746	31,190,000	—	7,786,779	(7,215,892)	31,760,887
8/7/2014(1) - 3/31/2015	11,031,516	—	222,055	(29,527)	11,224,044	111,195,010	—	2,261,026	(300,000)	113,156,036

(1)
Commencement of operations.

NOTE 12 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, wash sale deferrals and the expiration of capital loss carryforwards. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
The following permanent tax differences have been reclassified as of March 31, 2016:
	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gains/(Losses)
Corporate Debt	$—	$(17,306)	$17,306
Hard Currency Debt	—	18,412	(18,412)
Local Currency Debt	(3,100,443)	(1,649,942)	4,750,385
Securitized Credit	—	249,618	(249,618)
Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended March 31, 2016		Year Ended March 31, 2015
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains	Return of Capital
Corporate Debt	$4,295,506	$—	$4,117,004	$—	$—
Hard Currency Debt	7,192,862	—	8,666,342	—	—
Local Currency Debt	—	—	34,252	—	3,270,673

NOTES TO FINANCIAL STATEMENTS as of March 31, 2016 (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

	Year Ended March 31, 2016		Year Ended March 31, 2015
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains	Return of Capital
Securitized Credit	6,729,571	1,083,153	2,013,054	247,972	—
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of March 31, 2016 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Late Year Ordinary Losses Deferred	Post-October Capital Losses Deferred	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
						Amount	Character	Expiration
Corporate Debt	$368,632	$—	$—	$(2,070,566)	$1,854,635	$(1,364,031)	Short-term	None
						(632,373)	Long-term	None
						$(1,996,404)
Hard Currency Debt	581,653	—	—	(949,788)	(1,652,742)	(6,210,291)	Short-term	None
						(3,127,465)	Long-term	None
						$(9,337,756)
Local Currency Debt	—	—	(1,242,124)	(80,161)	(13,963,085)	(2,015,188)	Short-term	None
						(2,474,442)	Long-term	None
						$(4,489,630)
Securitized Credit	341,597	541,435	—	—	(1,843,604)	—	—	—
The Funds’ major tax jurisdictions are U.S. federal and Arizona state.
As of March 31, 2016, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2012, the year of commencement of operations.
NOTE 13 — SUBSEQUENT EVENTS
Dividends: Subsequent to March 31, 2016, the Funds paid net investment income dividends of:
	Class	Per Share Amount	Payable Date	Record Date
Corporate Debt	P	$0.0395	April 4, 2016	March 31, 2016
	P	$0.0390	May 3, 2016	April 29, 2016
Hard Currency Debt	P	$0.0399	April 4, 2016	March 31, 2016
	P	$0.0532	May 3, 2016	April 29, 2016
Securitized Credit	A	$0.0282	April 4, 2016	March 31, 2016
	I	$0.0322	April 4, 2016	March 31, 2016
	P	$0.0319	April 4, 2016	March 31, 2016
	A	$0.0604	May 3, 2016	April 29, 2016
	I	$0.0627	May 3, 2016	April 29, 2016
	P	$0.0632	May 3, 2016	April 29, 2016
Distributions to shareholders: On March 18, 2016, the Board approved a change with respect to the Funds’ distribution policy. Effective July 29, 2016, the Funds will declare dividends daily and pay dividends consisting of ordinary income, if any, monthly.
The Funds have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of March 31, 2016

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 86.4%
		Argentina: 1.7%
500,000		YPF SA, 8.750%, 04/04/24	$497,500	0.6
500,000	#	YPF SA, 8.500%, 03/23/21	501,875	0.6
500,000	#	YPF SA, 8.750%, 04/04/24	497,500	0.5
			1,496,875	1.7
		Austria: 0.5%
500,000		Other Securities	441,875	0.5
		Brazil: 6.2%
1,200,000		Fibria Overseas Finance Ltd., 5.250%, 05/12/24	1,167,000	1.3
1,150,000		Petrobras Global Finance BV, 4.875%-6.250%, 03/17/20-03/17/24	948,530	1.0
1,300,000		Suzano Trading Ltd., 5.875%, 01/23/21	1,319,500	1.5
2,225,000		Other Securities	2,168,815	2.4
			5,603,845	6.2
		Chile: 7.2%
1,500,000		Celulosa Arauco y Constitucion SA, 4.750%, 01/11/22	1,593,108	1.8
400,000		Cencosud SA, 5.500%, 01/20/21	427,741	0.5
500,000	#	Cencosud SA, 5.150%, 02/12/25	506,742	0.5
500,000		Inversiones CMPC SA, 4.750%, 09/15/24	518,703	0.6
600,000	#	Inversiones CMPC SA, 4.500%, 04/25/22	618,327	0.7
1,000,000	#	Itau CorpBanca, 3.875%, 09/22/19	1,026,846	1.1
450,000		Telefonica Chile SA, 3.875%, 10/12/22	459,300	0.5
500,000	#	Telefonica Chile SA, 3.875%, 10/12/22	510,334	0.6
750,000		Other Securities	767,806	0.9
			6,428,907	7.2
		China: 4.4%
950,000		Bank of China Ltd, 5.000%, 11/13/24	988,376	1.1
700,000		CNOOC Finance 2013 Ltd., 3.000%, 05/09/23	679,287	0.7
250,000	#	CNPC General Capital Ltd., 3.400%, 04/16/23	253,194	0.3
750,000		Longfor Properties Co. Ltd, 6.875%, 10/18/19	791,250	0.9
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		China (continued)
1,200,000		Other Securities	$1,282,397	1.4
			3,994,504	4.4
		Colombia: 2.1%
850,000		Bancolombia SA, 5.950%, 06/03/21	921,187	1.0
963,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	1,002,483	1.1
			1,923,670	2.1
		Croatia: 0.6%
500,000	#	Hrvatska Elektroprivreda, 5.875%, 10/23/22	513,955	0.6
		Hong Kong: 5.8%
1,350,000		Bestgain Real Estate, 2.625%, 03/13/18	1,349,062	1.5
250,000		Hutchison Whampoa International 11 Ltd., 4.625%, 01/13/22	276,318	0.3
900,000		Hutchison Whampoa International 12 Ltd., 6.000%, 04/29/49	931,950	1.1
1,050,000	#	Hutchison Whampoa International 12 Ltd., 6.000%, 05/29/49	1,087,275	1.2
750,000		Li & Fung Ltd, 5.250%, 05/13/20	819,337	0.9
650,000		Other Securities	714,426	0.8
			5,178,368	5.8
		Hungary: 1.3%
1,100,000		MOL Group Finance SA, 6.250%, 09/26/19	1,193,209	1.3
		India: 6.5%
1,000,000	#	Bharti Airtel International Netherlands BV, 5.350%, 05/20/24	1,080,360	1.2
1,000,000	#	Bharti Airtel Ltd, 4.375%, 06/10/25	1,018,095	1.1
450,000	#	ICICI Bank Ltd./Dubai, 4.700%, 02/21/18	469,618	0.5
500,000		ICICI Bank Ltd., 6.375%, 04/30/22	512,212	0.6
900,000		ICICI Bank Ltd/Dubai, 4.800%, 05/22/19	960,265	1.1
800,000		Reliance Holdings USA, Inc., 5.400%, 02/14/22	894,262	1.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of March 31, 2016 (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		India (continued)
500,000	#	Reliance Holdings USA, Inc., 4.500%, 10/19/20	$538,724	0.6
408,000	#	Reliance Industries Ltd., 5.875%, 12/31/49	405,450	0.4
			5,878,986	6.5
		Israel: 2.7%
725,000		Israel Electric Corp. Ltd., 7.250%, 01/15/19	804,913	0.9
850,000	#	Israel Electric Corp. Ltd., 6.875%, 06/21/23	1,005,470	1.1
500,000		Israel Electric Corp. Ltd, 6.875%, 06/21/23	591,453	0.7
			2,401,836	2.7
		Jamaica: 2.4%
850,000		Digicel Group Ltd., 8.250%, 09/30/20	734,187	0.8
350,000	#	Digicel Group Ltd., 6.000%, 04/15/21	315,000	0.3
1,250,000		Digicel Ltd., 6.000%, 04/15/21	1,125,000	1.3
			2,174,187	2.4
		Malaysia: 1.1%
1,000,000		IOI Investment L Bhd, 4.375%, 06/27/22	1,016,327	1.1
		Mexico: 8.3%
1,350,000		Alfa SAB de CV, 6.875%, 03/25/44	1,356,750	1.5
775,000	#	BBVA Bancomer SA/Texas, 6.750%, 09/30/22	862,110	1.0
1,000,000	#	Cemex SAB de CV, 5.700%, 01/11/25	929,500	1.0
500,000	#	Cemex SAB de CV, 7.750%, 04/16/26	514,900	0.6
750,000		Cemex SAB de CV, 5.700%-7.250%, 01/15/21-01/11/25	753,625	0.9
300,000	#	Mexichem SAB de CV, 4.875%, 09/19/22	312,750	0.3
400,000	#	Mexichem SAB de CV, 5.875%, 09/17/44	360,500	0.4
750,000		Mexichem SAB de CV, 5.875%-6.750%, 09/19/42-09/17/44	698,437	0.8
800,000		Nemak SA de CV, 5.500%, 02/28/23	826,000	0.9
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Mexico (continued)
800,000	#	Nemak SA de CV, 5.500%, 02/28/23	$826,000	0.9
			7,440,572	8.3
		Morocco: 1.4%
750,000		OCP SA, 5.625%, 04/25/24	781,800	0.9
500,000	#	OCP SA, 4.500%, 10/22/25	479,543	0.5
			1,261,343	1.4
		Peru: 5.5%
750,000		Banco de Credito del Peru/Panama, 5.375%, 09/16/20	821,250	0.9
1,300,000	#	Cementos Pacasmayo SAA, 4.500%, 02/08/23	1,270,100	1.4
500,000		Corp Financiera de Desarrollo SA, 4.750%, 02/08/22	526,250	0.6
600,000	#	Corp Financiera de Desarrollo SA, 4.750%, 07/15/25	621,000	0.7
1,100,000		Southern Copper Corp., 5.875%, 04/23/45	978,940	1.1
825,000		Southern Copper Corp., 5.250%-6.750%, 04/16/40-11/08/42	753,081	0.8
			4,970,621	5.5
		Qatar: 0.6%
517,000		Other Securities	568,377	0.6
		Russia: 10.1%
1,010,000		ALROSA Finance SA, 7.750%, 11/03/20	1,104,415	1.2
725,000	#	EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd., 5.125%, 12/12/17	740,825	0.8
1,250,000		Gazprom Neft OAO Via GPN Capital SA, 4.375%, 09/19/22	1,155,650	1.3
900,000		Gazprom OAO Via Gaz Capital SA, 6.510%, 03/07/22	944,312	1.1
600,000		Gazprom OAO Via Gaz Capital SA, 8.625%, 04/28/34	709,891	0.8

See Accompanying Notes to Financial Statements

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of March 31, 2016 (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Russia (continued)
100,000	#	Gazprom OAO Via Gaz Capital SA, 9.250%, 04/23/19	$113,681	0.1
500,000	#	MMC Finance Ltd., 5.550%, 10/28/20	513,075	0.6
750,000		MMC Norilsk Nickel OJSC via MMC Finance Ltd., 5.550%, 10/28/20	769,612	0.8
1,050,000		MTS International Funding Ltd., 8.625%, 06/22/20	1,199,583	1.4
1,800,000		Other Securities	1,800,173	2.0
			9,051,217	10.1
		Singapore: 2.2%
900,000		Oversea-Chinese Banking Corp. Ltd., 4.250%, 06/19/24	946,450	1.0
1,000,000	#	Oversea-Chinese Banking Corp. Ltd., 4.000%, 10/15/24	1,039,818	1.2
			1,986,268	2.2
		South Africa: 2.2%
1,000,000		AngloGold Ashanti Holdings PLC, 5.125%, 08/01/22	943,560	1.0
1,075,000		Sasol Financing International PLC, 4.500%, 11/14/22	1,044,094	1.2
			1,987,654	2.2
		South Korea: 1.2%
1,000,000	#	Woori Bank Co. Ltd., 4.750%, 04/30/24	1,052,689	1.2
		Sweden: 1.1%
1,000,000		Millicom International Cellular SA, 6.625%, 10/15/21	1,015,000	1.1
		Thailand: 1.6%
900,000	#	PTT Exploration & Production PCL, 4.875%, 12/29/49	878,571	1.0
450,000		Other Securities	526,702	0.6
			1,405,273	1.6
		Turkey: 5.7%
625,000	#	Coca-Cola Icecek AS, 4.750%, 10/01/18	652,063	0.7
500,000	#	Turk Telekomunikasyon AS, 4.875%, 06/19/24	480,610	0.5
1,550,000		Turkiye Halk Bankasi AS, 4.750%, 02/11/21	1,500,989	1.7
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Turkey (continued)
1,500,000	#	Yapi ve Kredi Bankasi AS, 8.500%, 03/09/26	$1,577,872	1.8
900,000		Other Securities	884,425	1.0
			5,095,959	5.7
		United Arab Emirates: 3.3%
200,000		Abu Dhabi National Energy Co., 5.875%, 12/13/21	224,500	0.2
765,000	#	Abu Dhabi National Energy Co., 5.875%, 12/13/21	858,712	1.0
798,000	#	Dolphin Energy Ltd., 5.500%, 12/15/21	894,061	1.0
980,000		DP World Ltd., 6.850%, 07/02/37	1,003,971	1.1
			2,981,244	3.3
		United States: 0.7%
650,000		CNOOC Finance 2015 USA LLC, 3.500%, 05/05/25	640,487	0.7
		Total Corporate Bonds/Notes (Cost $75,996,674)	77,703,248	86.4
FOREIGN GOVERNMENT BONDS: 5.6%
		China: 0.6%
500,000	#	CNOOC Curtis Funding No 1 Pty Ltd, 4.500%, 10/03/23	531,131	0.6
		Kazakhstan: 2.2%
875,000		Kazakhstan Government International Bond, 5.125%, 07/21/25	904,094	1.0
1,000,000	#	Kazakhstan Government International Bond, 6.500%, 07/21/45	1,041,665	1.2
			1,945,759	2.2
		Mexico: 2.8%
1,500,000		Petroleos Mexicanos, 4.875%, 01/18/24	1,474,125	1.6
1,250,000		Petroleos Mexicanos, 5.625%, 01/23/46	1,055,187	1.2
			2,529,312	2.8
		Total Foreign Government Bonds (Cost $4,683,162)	5,006,202	5.6
		Total Long-Term Investments (Cost $80,679,836)	82,709,450	92.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of March 31, 2016 (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 10.4%
		U.S. Government Agency Obligations: 1.1%
500,000	Z	Federal Home Loan Bank Notes, 0.520%, 02/10/17	$497,769	0.5
505,000	Z	Freddie Mac Notes, 0.250%, 05/16/16	504,842	0.6
			1,002,611	1.1
Shares		Value	Percentage of Net Assets
	Mutual Funds: 9.3%
4,165,000	BlackRock Liquidity Funds, TempCash, Institutional Class, 0.330%††	4,165,000	4.6
4,225,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.400%††	4,225,000	4.7
	Total Mutual Funds (Cost $8,390,000)	8,390,000	9.3
	Total Short-Term Investments (Cost $9,391,948)	9,392,611	10.4
	Total Investments in Securities (Cost $90,071,784)	$92,102,061	102.4
	Liabilities in Excess of Other Assets	(2,176,499)	(2.4)
	Net Assets	$89,925,562	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of March 31, 2016.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of March 31, 2016.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Z
Indicates Zero Coupon Bond; rate shown reflects current effective yield.

Cost for federal income tax purposes is $90,247,426.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,566,769
Gross Unrealized Depreciation	(712,134)
Net Unrealized Appreciation	$1,854,635

Sector Diversification	Percentage of Net Assets
Financial	22.8%
Basic Materials	16.5
Energy	15.6
Communications	9.4
Foreign Government Bonds	5.6
Utilities	5.6
Consumer, Non-cyclical	5.0
Diversified	4.9
Industrial	3.9
Consumer, Cyclical	2.7
U.S. Government Agency Obligations	1.1
Short-Term Investments	9.3
Liabilities in Excess of Other Assets	(2.4)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of March 31, 2016 (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$77,703,248	$—	$77,703,248
Short-Term Investments	8,390,000	1,002,611	—	9,392,611
Foreign Government Bonds	—	5,006,202	—	5,006,202
Total Investments, at fair value	$8,390,000	$83,712,061	$—	$92,102,061
Other Financial Instruments+
Futures	26,197	—	—	26,197
Total Assets	$8,416,197	$83,712,061	$—	$92,128,258
Liabilities Table
Other Financial Instruments+
Futures	$(8,594)	$—	$—	$(8,594)
Total Liabilities	$(8,594)	$—	$—	$(8,594)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2016, the following futures contracts were outstanding for Voya Emerging Markets Corporate Debt Fund:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	17	06/21/16	$2,216,641	$18,686
U.S. Treasury 5-Year Note	56	06/30/16	6,785,187	7,203
			$9,001,828	$25,889
Short Contracts
U.S. Treasury 2-Year Note	(2)	06/30/16	(437,500)	308
U.S. Treasury Long Bond	(11)	06/21/16	(1,808,812)	(4,558)
U.S. Treasury Ultra Long Bond	(3)	06/21/16	(517,594)	(4,036)
			$(2,763,906)	$(8,286)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of March 31, 2016 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets — Unrealized appreciation*	$26,197
Total Asset Derivatives		$26,197
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$8,594
Total Liability Derivatives		$8,594

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of March 31, 2016 (continued)

The effect of derivative instruments on the Fund’s Statement of Operations for the year ended March 31, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit contracts	$—	$(17,306)	$(17,306)
Interest rate contracts	127,677	—	127,677
Total	$127,677	$(17,306)	$110,371

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$6,449
Total	$6,449

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2016

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 9.3%
		Argentina: 2.6%
2,500,000	#	YPF SA, 8.500%, 03/23/21	$2,509,375	1.9
1,000,000	#	YPF SA, 8.750%, 04/04/24	995,000	0.7
			3,504,375	2.6
		Croatia: 1.5%
2,000,000	#	Hrvatska Elektroprivreda, 5.875%, 10/23/22	2,055,820	1.5
		Israel: 0.4%
500,000	#	Israel Electric Corp. Ltd., 5.000%, 11/12/24	531,500	0.4
		Mexico: 1.8%
2,000,000	#	Banco Nacional de Comercio Exterior SNC, 4.375%, 10/14/25	2,019,000	1.5
500,000	#	Cemex SAB de CV, 7.750%, 04/16/26	514,900	0.3
			2,533,900	1.8
		Panama: 0.8%
1,000,000	#	Autoridad del Canal de Panama, 4.950%, 07/29/35	1,055,000	0.8
		Russia: 1.1%
1,500,000		Vnesheconombank Via VEB Finance PLC, 6.025%, 07/05/22	1,473,750	1.1
		Turkey: 1.1%
1,500,000	#	KOC Holding AS, 5.250%, 03/15/23	1,497,225	1.1
		Total Corporate Bonds/Notes (Cost $12,402,319)	12,651,570	9.3
U.S. TREASURY OBLIGATIONS: 0.0%
		U.S. Treasury Notes: 0.0%
18,000		Other Securities	18,255	0.0
		Total U.S. Treasury Obligations (Cost $18,000)	18,255	0.0
FOREIGN GOVERNMENT BONDS: 83.5%
		Angola: 1.0%
1,500,000	#	Angolan Government International Bond, 9.500%, 11/12/25	1,370,625	1.0
		Argentina: 4.3%
2,388,341 ±		Argentina Government International Bond, 2.500%, 12/31/38	1,601,383	1.2
Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Argentina (continued)
1,402,038 ±		Argentina Government International Bond, 8.280%, 12/31/33	$1,682,445	1.2
1,000,000	#	Provincia de Buenos Aires/Argentina, 9.125%, 03/16/24	1,030,500	0.7
750,000	#	Provincia de Buenos Aires/Argentina, 9.950%, 06/09/21	789,375	0.6
750,000		Other Securities	787,500	0.6
			5,891,203	4.3
		Armenia: 0.5%
751,000	#	Armenia International Bond, 6.000%, 09/30/20	745,968	0.5
		Azerbaijan: 0.4%
500,000		Other Securities	477,500	0.4
		Bolivia: 0.4%
500,000	#	Bolivian Government International Bond, 5.950%, 08/22/23	570,000	0.4
		Brazil: 2.7%
750,000		Banco Nacional de Desenvolvimento Economico e Social, 5.500%, 07/12/20	750,937	0.5
800,000	#	Banco Nacional de Desenvolvimento Economico e Social, 5.750%, 09/26/23	774,960	0.6
2,500,000		Brazilian Government International Bond, 2.625%, 01/05/23	2,143,750	1.6
			3,669,647	2.7
		Chile: 1.1%
1,700,000	#	Corp Nacional del Cobre de Chile, 4.250%, 07/17/42	1,463,158	1.1
		Colombia: 2.0%
1,500,000		Colombia Government International Bond, 8.125%, 05/21/24	1,875,750	1.4
900,000		Colombia Government International Bond, 2.625%-6.125%, 03/15/23-01/18/41	900,500	0.6
			2,776,250	2.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2016 (continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Costa Rica: 1.1%
1,700,000	#	Costa Rica Government International Bond, 4.250%-5.625%, 01/26/23-04/30/43	$1,472,750	1.1
		Croatia: 1.2%
1,000,000		Croatia Government International Bond, 5.500%, 04/04/23	1,057,612	0.8
500,000	#	Croatia Government International Bond, 5.500%, 04/04/23	528,806	0.4
			1,586,418	1.2
		Dominican Republic: 3.1%
1,050,000		Dominican Republic International Bond, 5.875%, 04/18/24	1,078,875	0.8
2,000,000	#	Dominican Republic International Bond, 5.500%, 01/27/25	2,010,000	1.5
1,000,000	#	Dominican Republic International Bond, 6.600%, 01/28/24	1,067,500	0.8
			4,156,375	3.1
		Egypt: 1.3%
1,130,000		Egypt Government International Bond, 5.750%, 04/29/20	1,135,650	0.8
750,000	#	Egypt Government International Bond, 5.875%, 06/11/25	671,250	0.5
			1,806,900	1.3
		El Salvador: 0.6%
1,000,000	#	El Salvador Government International Bond, 6.375%, 01/18/27	870,000	0.6
		Gabon: 0.5%
737,000	#	Gabonese Republic, 6.375%, 12/12/24	615,395	0.5
		Guatemala: 0.2%
250,000		Other Securities	321,375	0.2
		Hungary: 3.3%
1,250,000		Hungary Government International Bond, 5.375%, 02/21/23	1,387,948	1.0
Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Hungary (continued)
1,250,000		Hungary Government International Bond, 6.250%-7.625%, 01/29/20-03/29/41	$1,545,634	1.2
1,500,000	#	Magyar Export-Import Bank Zrt, 4.000%, 01/30/20	1,525,182	1.1
			4,458,764	3.3
		Indonesia: 5.9%
1,700,000		Indonesia Government International Bond, 8.500%, 10/12/35	2,310,416	1.7
1,500,000	#	Indonesia Government International Bond, 4.125%, 01/15/25	1,510,777	1.1
750,000		Pertamina Persero PT, 4.300%, 05/20/23	733,453	0.5
1,500,000		Pertamina Persero PT, 5.625%, 05/20/43	1,328,605	1.0
2,000,000		Perusahaan Listrik Negara PT, 5.500%, 11/22/21	2,162,600	1.6
			8,045,851	5.9
		Ivory Coast: 1.7%
2,450,000		Ivory Coast Government International Bond, 5.750%, 12/31/32	2,272,375	1.7
		Jamaica: 1.5%
2,000,000		Jamaica Government International Bond, 6.750%, 04/28/28	2,055,000	1.5
		Kazakhstan: 3.6%
1,750,000	#	Development Bank of Kazakhstan JSC, 4.125%, 12/10/22	1,568,437	1.2
1,000,000	#	KazAgro National Management Holding JSC, 4.625%, 05/24/23	837,500	0.6
500,000	#	Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	443,125	0.3
2,000,000	#	Kazakhstan Government International Bond, 6.500%, 07/21/45	2,083,330	1.5
			4,932,392	3.6

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2016 (continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Kenya: 0.3%
500,000	#	Kenya Government International Bond, 6.875%, 06/24/24	$473,750	0.3
		Lebanon: 1.8%
2,470,000		Lebanon Government International Bond, 6.100%, 10/04/22	2,422,082	1.8
		Lithuania: 1.1%
1,250,000		Lithuania Government International Bond, 6.625%-7.375%, 02/11/20-02/01/22	1,494,134	1.1
		Mexico: 6.5%
500,000	#	Comision Federal de Electricidad, 5.750%, 02/14/42	485,000	0.3
1,000,000		Mexico Government International Bond, 4.000%, 10/02/23	1,050,000	0.8
1,750,000		Petroleos Mexicanos, 4.500%, 01/23/26	1,634,500	1.2
471,000		Petroleos Mexicanos, 4.875%, 01/18/24	462,875	0.3
2,750,000		Petroleos Mexicanos, 5.500%, 06/27/44	2,303,125	1.7
2,750,000	#	Petroleos Mexicanos, 6.875%, 08/04/26	2,983,750	2.2
			8,919,250	6.5
		Morocco: 1.3%
1,500,000		Morocco Government International Bond, 4.250%, 12/11/22	1,536,187	1.1
250,000	#	Morocco Government International Bond, 5.500%, 12/11/42	260,625	0.2
			1,796,812	1.3
		Namibia: 0.8%
1,000,000		Namibia International Bonds, 5.500%, 11/03/21	1,045,000	0.8
		Pakistan: 0.4%
500,000		Other Securities	517,782	0.4
		Panama: 4.1%
1,000,000		Panama Government International Bond, 4.000%, 09/22/24	1,055,000	0.8
Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
	Panama (continued)
1,200,000	Panama Government International Bond, 5.200%, 01/30/20	$1,326,000	0.9
1,250,000	Panama Government International Bond, 6.700%, 01/26/36	1,600,000	1.2
1,600,000	Panama Government International Bond, 3.875%-4.300%, 03/17/28-04/29/53	1,576,500	1.2
		5,557,500	4.1
	Paraguay: 0.8%
1,100,000	Republic of Paraguay, 4.625%, 01/25/23	1,119,250	0.8
	Peru: 1.4%
1,000,000	El Fondo MIVIVIENDA S.A., 3.500%, 01/31/23	975,400	0.7
861,000	Peruvian Government International Bond, 5.625%, 11/18/50	970,778	0.7
		1,946,178	1.4
	Philippines: 2.5%
1,000,000	Philippine Government International Bond, 6.375%, 01/15/32	1,383,221	1.0
1,000,000	Philippine Government International Bond, 7.750%, 01/14/31	1,522,987	1.1
400,000	Philippine Government International Bond, 8.375%, 06/17/19	486,880	0.4
		3,393,088	2.5
	Poland: 5.9%
3,500,000	Poland Government International Bond, 3.000%, 03/17/23	3,515,544	2.6
3,410,000	Poland Government International Bond, 3.250%, 04/06/26	3,405,567	2.5
1,000,000	Poland Government International Bond, 5.125%, 04/21/21	1,119,591	0.8
		8,040,702	5.9

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2016 (continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Romania: 1.5%
1,310,000		Romanian Government International Bond, 6.750%, 02/07/22	$1,554,544	1.1
500,000	#	Romanian Government International Bond, 4.375%, 08/22/23	532,628	0.4
			2,087,172	1.5
		Russia: 1.5%
2,000,000	#	Russian Foreign Bond - Eurobond, 4.875%, 09/16/23	2,093,614	1.5
		South Africa: 1.9%
1,500,000	#	Eskom Holdings SOC Ltd, 7.125%, 02/11/25	1,392,532	1.0
1,250,000	#	Transnet SOC Ltd., 4.000%, 07/26/22	1,135,374	0.9
			2,527,906	1.9
		Sri Lanka: 0.6%
870,000	#	Sri Lanka Government International Bond, 5.875%, 07/25/22	822,836	0.6
		Tanzania: 0.3%
444,445		Other Securities	451,112	0.3
		Trinidad And Tobago: 0.7%
906,250		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%-9.750%, 08/14/19-05/08/22	904,688	0.7
		Turkey: 5.5%
1,500,000		Turkey Government International Bond, 4.875%, 10/09/26	1,522,241	1.1
2,500,000		Turkey Government International Bond, 6.000%, 01/14/41	2,702,610	2.0
2,700,000		Turkey Government International Bond, 7.375%, 02/05/25	3,242,700	2.4
			7,467,551	5.5
		Ukraine: 2.1%
3,563,000	#	Ukraine Government International Bond, 0.000%-7.750%, 09/01/20-05/31/40	2,833,803	2.1
		Uruguay: 2.9%
2,150,000		Uruguay Government International Bond, 4.375%, 10/27/27	2,214,500	1.6
Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Uruguay (continued)
1,460,000		Uruguay Government International Bond, 4.500%-8.000%, 11/18/22-03/21/36	$1,779,550	1.3
			3,994,050	2.9
		Venezuela: 1.3%
3,250,000		Petroleos de Venezuela SA, 5.250%-9.750%, 04/12/17-05/17/35	1,301,813	0.9
1,250,000		Other Securities	506,250	0.4
			1,808,063	1.3
		Vietnam: 1.0%
1,200,000		Vietnam Government International Bond, 6.750%, 01/29/20	1,335,757	1.0
		Zambia: 0.9%
1,500,000	#	Zambia Government International Bond, 8.500%-8.970%, 04/14/24-07/30/27	1,247,500	0.9
		Total Foreign Government Bonds (Cost $115,303,365)	113,857,526	83.5
		Total Long-Term Investments (Cost $127,723,684)	126,527,351	92.8
SHORT-TERM INVESTMENTS: 5.8%
		U.S. Government Agency Obligations: 0.6%
750,000	Z	Federal Home Loan Bank Notes, 0.520%, 02/10/17 (Cost $745,734)	746,653	0.6
Shares		Value	Percentage of Net Assets
	Mutual Funds: 5.2%
751,000	BlackRock Liquidity Funds, TempCash, Institutional Class, 0.330%††	751,000	0.5
6,341,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.400%††	6,341,000	4.7
	Total Mutual Funds (Cost $7,092,000)	7,092,000	5.2
	Total Short-Term Investments (Cost $7,837,734)	7,838,653	5.8

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2016 (continued)

Shares	Value	Percentage of Net Assets
Total Investments in Securities (Cost $135,561,418)	$134,366,004	98.6
Assets in Excess of Other Liabilities	1,925,102	1.4
Net Assets	$136,291,106	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of March 31, 2016.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of March 31, 2016.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

±
Defaulted security

Z
Indicates Zero Coupon Bond; rate shown reflects current effective yield.

Cost for federal income tax purposes is $136,018,745.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$4,660,486
Gross Unrealized Depreciation	(6,313,227)
Net Unrealized Depreciation	$(1,652,741)

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	83.5%
Energy	2.6
Financial	2.6
Utilities	1.9
Diversified	1.1
Industrial	1.1
U.S. Treasury Obligations*	0.0
U.S. Government Agency Obligations	0.6
Short-Term Investments	5.2
Assets in Excess of Other Liabilities	1.4
Net Assets	100.0%

*
Amount is less than 0.05%.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$12,651,570	$—	$12,651,570
Short-Term Investments	7,092,000	746,653	—	7,838,653
U.S. Treasury Obligations	—	18,255	—	18,255
Foreign Government Bonds	—	113,857,526	—	113,857,526
Total Investments, at fair value	$7,092,000	$127,274,004	$—	$134,366,004
Other Financial Instruments+
Futures	17,670	—	—	17,670
Total Assets	$7,109,670	$127,274,004	$—	$134,383,674
Liabilities Table
Other Financial Instruments+
Futures	$(50,857)	$—	$—	$(50,857)
Total Liabilities	$(50,857)	$—	$—	$(50,857)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2016 (continued)

At March 31, 2016, the following futures contracts were outstanding for Voya Emerging Markets Hard Currency Debt Fund:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	53	06/30/16	$11,593,750	$5,868
U.S. Treasury 5-Year Note	35	06/30/16	4,240,742	11,802
U.S. Treasury Ultra Long Bond	12	06/21/16	2,070,375	(8,874)
			$17,904,867	$8,796
Short Contracts
U.S. Treasury 10-Year Note	(91)	06/21/16	(11,865,547)	(34,997)
U.S. Treasury Long Bond	(7)	06/21/16	(1,151,063)	(6,986)
			$(13,016,610)	$(41,983)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of March 31, 2016 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets — Unrealized appreciation*	$17,670
Total Asset Derivatives		$17,670
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$50,857
Total Liability Derivatives		$50,857

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Fund’s Statement of Operations for the year ended March 31, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit contracts	$—	103,396	$103,396
Interest rate contracts	264,875	—	264,875
Total	$264,875	$103,396	$368,271

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(106,240)
Total	$(106,240)

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2016

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 1.5%
	Brazil: 0.6%
BRL 2,000,000	Banco do Brasil SA/Cayman, 9.750%, 07/18/17	$508,948	0.6
	United States: 0.9%
MXN 11,000,000	General Electric Capital Corp., 8.500%, 04/06/18	683,921	0.9
	Total Corporate Bonds/Notes (Cost $1,415,493)	1,192,869	1.5
FOREIGN GOVERNMENT BONDS: 76.3%
	Brazil: 5.0%
BRL 1,200,000	Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/19	317,522	0.4
BRL 5,500,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/17	1,491,145	1.8
BRL 9,500,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	2,313,421	2.8
		4,122,088	5.0
	Colombia: 3.1%
COP 2,700,000,000 #	Colombia Government International Bond, 7.000%, 05/04/22	870,287	1.1
COP 4,400,000,000 #	Colombia Government International Bond, 10.000%, 07/24/24	1,652,305	2.0
		2,522,592	3.1
	Hungary: 4.5%
HUF 230,000,000	Hungary Government Bond, 3.500%, 06/24/20	893,550	1.1
HUF 50,000,000	Hungary Government Bond, 4.000%, 04/25/18	191,521	0.2
HUF 150,000,000	Hungary Government Bond, 6.500%, 06/24/19	628,588	0.8
HUF 160,000,000	Hungary Government International Bond, 6.000%, 11/24/23	716,603	0.9
HUF 273,000,000	Hungary Government International Bond, 7.000%, 06/24/22	1,260,441	1.5
		3,690,703	4.5
	Indonesia: 7.6%
IDR 10,000,000,000	Indonesia Treasury Bond, 7.875%, 04/15/19	762,391	0.9
IDR 20,290,000,000	Indonesia Treasury Bond, 8.250%, 07/15/21	1,588,162	1.9
IDR 15,000,000,000	Indonesia Treasury Bond, 8.250%, 06/15/32	1,132,229	1.4
Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
	Indonesia (continued)
IDR 10,000,000,000	Indonesia Treasury Bond, 8.375%, 03/15/24	$783,635	0.9
IDR 10,000,000,000	Indonesia Treasury Bond, 8.375%, 03/15/34	765,443	0.9
IDR 16,000,000,000	Indonesia Treasury Bond, 9.000%, 03/15/29	1,280,422	1.6
		6,312,282	7.6
	Malaysia: 4.8%
MYR 6,500,000	Malaysia Government Bond, 3.480%, 03/15/23	1,637,752	2.0
MYR 4,000,000	Malaysia Government Bond, 4.160%, 07/15/21	1,053,748	1.3
MYR 2,000,000	Malaysia Government Bond, 4.181%, 07/15/24	523,728	0.6
MYR 2,792,000	Malaysia Government Bond, 3.492%-4.392%, 11/29/19-04/15/26	735,562	0.9
		3,950,790	4.8
	Mexico: 9.4%
MXN 15,400,000	Mexican Bonos, 4.750%, 06/14/18	896,808	1.1
MXN 15,700,000	Mexican Bonos, 6.500%, 06/10/21	955,351	1.2
MXN 24,500,000	Mexican Bonos, 8.000%, 06/11/20	1,567,321	1.9
MXN 19,000,000	Mexican Bonos, 8.500%, 11/18/38	1,335,040	1.6
MXN 40,000,000	Mexican Bonos, 10.000%, 12/05/24	2,976,729	3.6
		7,731,249	9.4
	Peru: 0.6%
PEN 1,620,000 #	Peruvian Government International Bond, 7.840%, 08/12/20	525,436	0.6
	Philippines: 0.7%
PHP 26,000,000	Philippine Government International Bond, 3.900%, 11/26/22	557,865	0.7
	Poland: 8.3%
PLN 2,525,000	Poland Government Bond, 3.250%, 07/25/25	706,306	0.8
PLN 4,000,000	Poland Government Bond, 3.750%, 04/25/18	1,123,178	1.4
PLN 4,000,000	Poland Government Bond, 4.000%, 10/25/23	1,181,443	1.4
PLN 730,000	Poland Government Bond, 5.500%, 10/25/19	221,553	0.3
PLN 11,500,000	Poland Government Bond, 5.750%, 10/25/21	3,657,550	4.4
		6,890,030	8.3

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2016 (continued)

Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
	Romania: 4.3%
RON 6,200,000	Romania Government Bond, 5.600%, 11/28/18	$1,755,009	2.1
RON 6,150,000	Romania Government Bond, 5.950%, 06/11/21	1,822,284	2.2
		3,577,293	4.3
	Russia: 1.4%
RUB 75,000,000	Russian Federal Bond - OFZ, 6.700%, 05/15/19	1,050,234	1.3
RUB 10,000,000	Russian Federal Bond - OFZ, 7.600%, 04/14/21	140,738	0.1
		1,190,972	1.4
	South Africa: 3.8%
ZAR 1,800,000	Kommunalbanken AS, 6.500%, 06/07/18	117,248	0.1
ZAR 11,303,122	South Africa Government Bond, 6.250%, 03/31/36	534,192	0.7
ZAR 3,000,000	South Africa Government Bond, 7.250%, 01/15/20	194,797	0.2
ZAR 31,400,000	South Africa Government Bond, 10.500%, 12/21/26	2,325,881	2.8
		3,172,118	3.8
	South Korea: 2.8%
MYR 9,000,000	Export-Import Bank of Korea, 4.070%, 02/02/17	2,311,280	2.8
	Supranational: 6.2%
MYR 7,000,000	Asian Development Bank, 4.000%, 02/08/17	1,810,697	2.2
ZAR 12,000,000	European Investment Bank, 6.750%, 09/15/17	799,358	1.0
ZAR 3,750,000	European Investment Bank, 8.375%, 07/29/22	245,926	0.3
ZAR 8,000,000	European Investment Bank, 9.000%, 12/21/18	547,427	0.7
ZAR 9,160,000	European Investment Bank, 9.000%, 03/31/21	622,039	0.7
IDR 7,500,000,000	Inter-American Development Bank, 7.250%, 07/17/17	565,136	0.7
ZAR 7,500,000	Nordic Investment Bank, 7.000%, 09/25/18	493,783	0.6
		5,084,366	6.2
	Thailand: 5.7%
THB 96,000,000	Thailand Government Bond, 3.625%, 06/16/23	3,107,595	3.7
THB 26,000,000	Thailand Government Bond, 3.650%, 12/17/21	826,952	1.0
THB 26,400,000	Thailand Government Bond, 3.875%, 06/13/19	809,429	1.0
		4,743,976	5.7
Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
	Turkey: 8.1%
TRY 2,500,000	Turkey Government Bond, 6.300%, 02/14/18	$838,642	1.0
TRY 555,000	Turkey Government Bond, 7.100%, 03/08/23	171,850	0.2
TRY 11,000,000	Turkey Government Bond, 9.000%, 03/08/17	3,882,284	4.7
TRY 5,000,000	Turkey Government Bond, 9.500%, 01/12/22	1,762,900	2.2
		6,655,676	8.1
	Total Foreign Government Bonds (Cost $75,216,883)	63,038,716	76.3
CREDIT-LINKED NOTES: 2.5%
	Colombia: 1.2%
2,042,606 #	Citigroup Funding, Inc., (Republic of Colombia), 7.500%, 08/27/26	968,810	1.2
	Indonesia: 1.3%
IDR 15,000,000,000 #	JPMorgan Chase & Co., (Republic of Indonesia), 6.250%, 04/17/17	1,122,737	1.3
	Total Credit-Linked Notes (Cost $3,653,548)	2,091,547	2.5
	Total Long-Term Investments (Cost $80,285,924)	66,323,132	80.3
SHORT-TERM INVESTMENTS: 16.5%
	Corporate Bonds/Notes: 1.2%
MXN 600,000	BNP Paribas SA, 5.020%, 09/27/16	34,545	0.1
TRY 550,000	Cooperatieve Rabobank UA, 5.500%, 05/20/16	193,743	0.2
RUB 50,900,000	Gazprombank OJSC Via GPB Eurobond Finance PLC, 7.875%, 07/25/16	748,746	0.9
		977,034	1.2
	U.S. Government Agency Obligations: 3.4%
300,000 Z	Fannie Mae Notes, 0.300%, 06/08/16	299,830	0.4
2,000,000 Z	Fannie Mae Notes, 0.350%, 07/06/16	1,998,134	2.4
500,000 Z	Federal Home Loan Bank Notes, 0.520%, 02/10/17	497,768	0.6
		2,795,732	3.4
	U.S. Treasury Bills: 0.6%
500,000 Z	United States Treasury Bill, 0.160%, 04/28/16 (Cost $499,936)	499,939	0.6

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2016 (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Foreign Government Bonds: 2.0%
TRY 453,000	Asian Development Bank, 7.000%, 04/12/16	$160,568	0.2
ZAR 7,960,000	European Investment Bank, 5.000%, 04/29/16	537,857	0.6
HUF 55,600,000	European Investment Bank, 6.250%, 10/27/16	208,158	0.3
ZAR 6,600,000	International Bank for Reconstruction & Development, 0.500%, 05/09/16	443,392	0.5
ZAR 2,760,000	Kommunalbanken AS, 7.600%, 05/20/16	186,720	0.2
ZAR 1,100,000	Municipality Finance PLC, 0.500%, 04/26/16	74,273	0.1
RUB 3,400,000	Svensk Exportkredit AB, 6.500%, 04/25/16	50,445	0.1
		1,661,413	2.0
Shares		Value	Percentage of Net Assets
	Mutual Funds: 9.3%
4,077,000	BlackRock Liquidity Funds, TempCash, Institutional Class, 0.330%††	4,077,000	4.9
3,626,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.400%††	3,626,000	4.4
	Total Mutual Funds (Cost $7,703,000)	7,703,000	9.3
	Total Short-Term Investments (Cost $13,459,599)	13,637,118	16.5
	Total Investments in Securities (Cost $93,745,523)	$79,960,250	96.8
	Assets in Excess of Other Liabilities	2,661,744	3.2
	Net Assets	$82,621,994	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of March 31, 2016.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of March 31, 2016.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Z
Indicates Zero Coupon Bond; rate shown reflects current effective yield.

BRL
Brazilian Real

COP
Colombian Peso

HUF
Hungarian Forint

IDR
Indonesian Rupiah

MXN
Mexican Peso

MYR
Malaysian Ringgit

PEN
Peruvian Nuevo Sol

PHP
Philippine Peso

PLN
Polish Zloty

RON
Romanian New Leu

RUB
Russian Ruble

THB
Thai Baht

TRY
Turkish New Lira

ZAR
South African Rand

Cost for federal income tax purposes is $94,002,602.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$1,086,800
Gross Unrealized Depreciation	(15,129,152)
Net Unrealized Depreciation	$(14,042,352)

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	78.3%
Credit-Linked Notes	2.5
Industrial	0.9
Financial	1.8
U.S. Treasury Bills	0.6
Short-Term Investments	9.3
U.S. Government Agency Obligations	3.4
Assets in Excess of Other Liabilities	3.2
Net Assets	100.0%

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2016 (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$1,192,869	$—	$1,192,869
Short-Term Investments	7,703,000	5,934,118	—	13,637,118
Foreign Government Bonds	—	63,038,716	—	63,038,716
Credit-Linked Notes	—	2,091,547	—	2,091,547
Total Investments, at fair value	$7,703,000	$72,257,250	$—	$79,960,250
Other Financial Instruments+
Forward Foreign Currency Contracts	—	421,799	—	421,799
Futures	461	—	—	461
OTC Swaps	—	9,359	—	9,359
Total Assets	$7,703,461	$72,688,408	$—	$80,391,869
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(187,012)	$—	$(187,012)
Futures	(377)	—	—	(377)
OTC Swaps	—	(10,187)	—	(10,187)
Total Liabilities	$(377)	$(197,199)	$—	$(197,576)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2016, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:
Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Brazilian Real	7,000,653	Buy	05/20/16	$1,819,202	$1,922,244	$103,042
Barclays Bank PLC	Russian Ruble	66,147,194	Buy	05/20/16	907,852	972,160	64,308
BNP Paribas Bank	Peruvian Nuevo Sol	2,883,405	Buy	05/20/16	828,207	864,254	36,047
JPMorgan Chase & Co.	Chilean Peso	68,559,615	Buy	05/20/16	100,241	101,914	1,673
Citigroup, Inc.	Brazilian Real	1,528,917	Buy	05/20/16	398,000	419,811	21,811
Citigroup, Inc.	Thai Baht	28,574,470	Buy	04/22/16	794,508	811,897	17,389
Citigroup, Inc.	Thai Baht	26,883,120	Buy	04/22/16	748,000	763,840	15,840
Goldman Sachs & Co.	Mexican Peso	12,330,121	Buy	05/20/16	690,493	710,602	20,109
Goldman Sachs & Co.	Polish Zloty	7,092,350	Buy	05/20/16	1,798,828	1,899,470	100,642
Morgan Stanley	South Korean Won	684,695,900	Buy	04/22/16	556,890	597,828	40,938
							$421,799
Barclays Bank PLC	Philippine Peso	8,609,698	Sell	04/22/16	$176,972	$187,021	$(10,049)
Barclays Bank PLC	Russian Ruble	28,741,120	Sell	05/20/16	412,000	422,406	(10,406)
BNP Paribas Bank	Peruvian Nuevo Sol	2,000,000	Sell	05/20/16	595,682	599,469	(3,787)
BNP Paribas Bank	Colombian Peso	1,661,580,000	Sell	05/20/16	540,000	551,814	(11,814)
JPMorgan Chase & Co.	South African Rand	6,250,000	Sell	05/20/16	396,637	419,391	(22,754)
Citigroup, Inc.	South African Rand	7,253,637	Sell	05/20/16	463,061	486,737	(23,676)
Citigroup, Inc.	Turkish Lira	1,200,000	Sell	05/20/16	410,829	420,350	(9,521)
Goldman Sachs & Co.	Romanian New Leu	4,558,970	Sell	05/20/16	1,125,696	1,161,544	(35,848)
HSBC Bank PLC	South Korean Won	684,695,900	Sell	04/22/16	574,000	597,827	(23,827)
Morgan Stanley	Hungarian Forint	223,245,871	Sell	05/20/16	790,619	808,595	(17,976)
Morgan Stanley	Polish Zloty	2,723,302	Sell	05/20/16	712,000	729,354	(17,354)
							$(187,012)

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2016 (continued)

At March 31, 2016, the following futures contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 5-Year Note	2	06/30/16	$242,328	$(377)
			$242,328	$(377)
Short Contracts
U.S. Treasury 2-Year Note	(3)	06/30/16	(656,250)	461
			$(656,250)	$461

At March 31, 2016, the following over-the-counter interest rate swaps were outstanding for Voya Emerging Markets Local Currency Debt Fund:
	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.300% and pay a floating rate based on the 6-month HUF-BUBOR-Reuters Counterparty: JPMorgan Chase & Co.	03/23/21	HUF 560,000,000	$9,359	$—	$9,359
Receive a fixed rate equal to 8.280% and pay a floating rate based on the 3-month ZAR-JIBAR-SAFEX Counterparty: Barclays Bank PLC	09/30/24	ZAR 7,500,000	(10,187)	—	(10,187)
			$(828)	$—	$(828)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of March 31, 2016 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$421,799
Interest rate contracts	Net Assets — Unrealized appreciation*	461
Interest rate contracts	Unrealized appreciation on OTC swap agreements	9,359
Total Asset Derivatives		$431,619
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$187,012
Interest rate contracts	Net Assets — Unrealized appreciation*	377
Interest rate contracts	Unrealized depreciation on OTC swap agreements	10,187
Total Liability Derivatives		$197,576

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Fund’s Statement of Operations for the year ended March 31, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written Options	Total
Foreign exchange contracts	$(64,085)	$(615,789)	$—	$—	$37,390	$(642,484)
Interest rate contracts	—	—	2,866	11,029	—	13,895
Total	$(64,085)	$(615,789)	$2,866	$11,029	$37,390	$(628,589)

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2016 (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written Options	Total
Foreign exchange contracts	$46,794	$(209,667)	$—	$—	$(29,476)	$(192,349)
Interest rate contracts	—	—	(527)	(25,505)	—	(26,032)
Total	$46,794	$(209,667)	$(527)	$(25,505)	$(29,476)	$(218,381)

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments.

**
Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2016:
	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Goldman Sachs & Co.	HSBC Bank PLC	JPMorgan Chase & Co.	Morgan Stanley	Totals
Assets:
Forward foreign currency contracts	$167,350	$36,047	$55,040	$120,751	$—	$1,673	$40,938	$421,799
OTC Interest rate swaps	—	—	—	—	—	9,359	—	9,359
Total Assets	$167,350	$36,047	$55,040	$120,751	$—	$11,032	$40,938	$431,158
Liabilities:
Forward foreign currency contracts	$20,455	$15,601	$33,197	$35,848	$23,827	$22,754	$35,330	$187,012
OTC Interest rate swaps	10,187	—	—	—	—	—	—	10,187
Total Liabilities	$30,642	$15,601	$33,197	$35,848	$23,827	$22,754	$35,330	$197,199
Net OTC derivative instruments by counterparty, at fair value	$136,708	$20,446	$21,843	$84,903	$(23,827)	$(11,722)	$5,608	$233,959
Total collateral pledged by the Fund/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$136,708	$20,446	$21,843	$84,903	$(23,827)	$(11,722)	$5,608	$233,959

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2016

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 70.1%
		United States: 70.1%
1,094,937		Alternative Loan Trust 2005-31, 0.713%, 08/25/35	$886,272	0.6
721,778		Alternative Loan Trust 2005-65CB 1A3, 5.500%, 01/25/36	647,895	0.4
1,298,028		Alternative Loan Trust 2005-J2, 0.833%, 04/25/35	1,030,723	0.7
764,903		Alternative Loan Trust 2006-19CB A12, 0.833%, 08/25/36	511,747	0.4
2,000,000	#	BAMLL Re-REMIC Trust 2015-FRR11, 1.883%, 09/27/44	1,826,874	1.2
1,000,000		Banc of America Commercial Mortgage Trust 2007-3 B, 5.543%, 06/10/49	987,583	0.7
1,000,000		Banc of America Commercial Mortgage Trust 2007-4 AJ, 5.808%, 02/10/51	1,005,214	0.7
813,000	#	Banc of America Commercial Mortgage Trust 2007-4 B, 5.808%, 02/10/51	791,666	0.5
51,500,000	#,^	BBCCRE Trust 2015-GTP XB, 0.215%, 08/10/33	937,655	0.6
772,285		Bear Stearns ALT-A Trust 2005-10, 2.623%, 01/25/36	633,009	0.4
1,262,723		Bear Stearns Alternative-A Trust, 2.792%, 09/25/35	1,056,014	0.7
398,064		Bear Stearns Alternative-A Trust, 3.006%, 05/25/35	383,028	0.3
1,500,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP16, 5.208%, 02/13/46	1,530,247	1.1
1,000,000		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9 D, 5.074%, 09/11/42	991,416	0.7
2,000,000	#	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 G 2/42, 5.769%, 02/13/42	2,030,654	1.4
2,257,000	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.728%, 04/12/38	2,097,335	1.4
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States (continued)
1,000,000		Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17 AJ, 5.885%, 06/11/50	$974,752	0.7
750,000	#	Bellemeade Re Ltd. 2015-1A M2, 4.733%, 07/25/25	728,211	0.5
516,724		Chase Mortgage Finance Trust Series 2006-A1, 2.671%, 09/25/36	460,867	0.3
411,363		Chase Mortgage Finance Trust Series 2007-A1, 2.757%, 02/25/37	377,113	0.3
1,410,044		CHL Mortgage Pass-Through Trust 2006-1, 6.000%, 03/25/36	1,280,517	0.9
1,000,000	#	Citigroup Commercial Mortgage Trust 2012-GC8 D, 4.877%, 09/10/45	931,661	0.6
1,146,027		Citigroup Mortgage Loan Trust 2006-AR2, 2.912%, 03/25/36	1,044,555	0.7
1,323,381	#	Citigroup Mortgage Loan Trust 2013-7, 2.543%, 08/25/36	1,078,244	0.8
984,883		Citigroup Mortgage Loan Trust, Inc. 2005-3 2A2, 2.744%, 08/25/35	910,223	0.6
577,260		Citigroup Mortgage Loan Trust, Inc., 2.932%, 09/25/37	522,615	0.4
474,957		CitiMortgage Alternative Loan Trust Series 2007-A6 1A10, 6.000%, 06/25/37	409,906	0.3
13,257,463 ^		COMM 2012-CCRE5 XA Mortgage Trust, 1.827%, 12/10/45	994,196	0.7
58,574,758	#,^	COMM 2014-FL4 Mortgage Trust, 1.985%, 05/13/16	121,958	0.1
14,657,853 ^		COMM 2014-LC15 XA Mortgage Trust, 1.387%, 04/10/47	989,323	0.7
500,000		Commercial Mortgage Trust 2007-GG11 AJ, 6.031%, 12/10/49	492,824	0.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2016 (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States (continued)
500,679	#	Countrywide Commercial Mortgage Trust 2007-MF1 A, 6.072%, 11/12/43	$506,995	0.3
1,051,699		Countrywide Home Loan Mortgage Pass-through Trust, 2.664%, 11/25/34	995,447	0.7
1,355,993	#,^	DBUBS 2011-LC1 XA Mortgage Trust, 0.961%, 11/10/46	33,025	0.0
759,617	#	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1, 4.270%, 06/27/37	752,892	0.5
1,500,000		Fannie Mae Connecticut Avenue Securities, 6.435%, 09/25/28	1,530,448	1.1
63,109,423 ^		Fannie Mae Series 2011-M3 X, 0.002%, 07/25/21	629,832	0.4
1,048,594		First Horizon Mortgage Pass-Through Trust 2006-AR4, 2.736%, 01/25/37	923,218	0.6
3,307,000 ^		Freddie Mac Series K015 X3, 2.801%, 08/25/39	410,885	0.3
1,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN4 M3, 4.983%, 10/25/24	994,655	0.7
1,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 5.183%, 10/25/24	1,008,520	0.7
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DN1 M3, 4.583%, 01/25/25	503,360	0.3
2,750,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 4.033%-5.983%, 04/25/24-07/25/28	2,681,868	1.8
302,342	#	GE Capital Commercial Mortgage Series 2005-C2, 5.464%, 05/10/43	298,752	0.2
10,836,040 ^		GS Mortgage Securities Corp. II 2012-GCJ9 XA, 2.312%, 11/10/45	1,000,676	0.7
1,000,000	#	GS Mortgage Securities Trust 2010-C2, 4.548%, 12/10/43	919,216	0.7
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States (continued)
2,000,000	#	GS Mortgage Securities Trust 2011-GC3, 5.637%, 03/10/44	$2,076,607	1.4
4,541,179	#,^	GS Mortgage Securities Trust 2011-GC5, 1.616%, 08/10/44	186,504	0.1
243,915,485 ^		GSCCRE Commercial Mortgage Trust 2015-HULA XCP, 0.291%, 08/15/32	763,455	0.5
407,245		GSR Mortgage Loan Trust 2005-AR5, 2.827%, 10/25/35	359,772	0.3
958,469		GSR Mortgage Loan Trust, 2.910%, 01/25/36	891,287	0.6
925,541	#	Jefferies Resecuritization Trust 2009-R6, 2.759%, 03/26/36	901,584	0.6
1,000,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB8 J, 4.733%, 01/12/39	968,682	0.7
2,000,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.066%, 01/12/37	1,974,892	1.4
1,775,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.097%, 01/12/37	1,714,940	1.2
1,000,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP1G, 5.736%, 03/15/46	987,721	0.7
1,825,466	#	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 TAC1, 7.990%, 07/15/46	1,883,798	1.3
1,526,082		JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/36	1,367,786	0.9
438,240		JP Morgan Mortgage Trust 2007-A3, 3.094%, 05/25/37	373,727	0.3
45,019,816 ^		JPMBB Commercial Mortgage Securities Trust 2013-C14, 0.958%, 08/15/46	1,449,715	1.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2016 (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States (continued)
2,000,000		LB-UBS Commercial Mortgage Trust 2005-C7 E, 5.350%, 11/15/40	$1,994,800	1.4
1,000,000		LB-UBS Commercial Mortgage Trust 2007-C6 AJ, 6.115%, 07/15/40	1,008,744	0.7
1,000,000		Madison Park Funding Ltd. 2007-6X E, 5.869%, 07/26/21	972,414	0.7
355,036		Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2, 2.644%, 02/25/35	341,784	0.2
534,822		Merrill Lynch Mortgage Investors, Inc., 0.813%, 08/25/35	483,190	0.3
1,000,000	#	Merrill Lynch Mortgage Trust 2005-MKB2 E, 6.014%, 09/12/42	1,029,550	0.7
645,300		Merrill Lynch Mortgage Trust 2006-C2 AJ, 5.802%, 08/12/43	634,743	0.5
1,100,000		Morgan Stanley Capital I Trust 2007-HQ12 C, 5.715%, 04/12/49	1,094,093	0.7
1,500,000	#	Morgan Stanley Capital I Trust 2008-TOP29, 6.268%, 01/11/43	1,444,941	1.0
300,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.440%, 09/15/47	307,961	0.2
620,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.440%, 09/15/47	670,465	0.5
479,253		Morgan Stanley Mortgage Loan Trust 2005-10, 5.500%, 12/25/35	433,465	0.3
2,000,000	#	Morgan Stanley Re-REMIC Trust, 0.250%, 07/27/49	1,848,466	1.3
766,500	#	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5, 4.689%, 08/15/45	747,668	0.5
2,000,000	#	SoFi Professional Loan Program 2015-B LLC, 3.520%, 03/25/36	1,957,792	1.3
1,500,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25 D, 5.896%, 05/15/43	1,497,077	1.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
2,000,000	Wachovia Bank Commercial Mortgage Trust Series 2006-C28 AJ, 5.632%, 10/15/48	$1,955,811	1.3
1,000,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C33 AJ, 5.954%, 02/15/51	987,061	0.7
1,500,000	Wachovia Bank Commercial Mortgage Trust Series, 5.946%, 02/15/51	1,420,726	1.0
750,000	Wachovia Bank Commercial Mortgage Trust, 5.413%, 12/15/43	738,324	0.5
799,786	Wachovia Mortgage Loan Trust LLC Series 2005-B Trust 2A1, 2.758%, 10/20/35	720,273	0.5
1,037,581	Wachovia Mortgage Loan Trust LLC Series 2005-B Trust 2A2, 2.758%, 10/20/35	934,426	0.6
950,899	WaMu 2005-AR16 1A1 12/35, 2.571%, 12/25/35	894,070	0.6
1,482,604	WaMu Alternative Mortgage Pass-Through Certificates, 5.500%, 10/25/35	1,373,945	0.9
1,407,826	WaMu Mortgage Pass Through Certificates, 2.432%, 09/25/36	1,272,168	0.9
824,398	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 Trust, 2.193%, 11/25/36	715,563	0.5
1,166,419	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust 2A3, 2.238%, 12/25/36	989,671	0.7
663,838	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust 3A1, 3.754%, 12/25/36	581,505	0.4
1,424,304	WaMu Mortgage Pass-Through Certificates Series 2006-AR6 Trust, 4.262%, 08/25/36	1,262,832	0.9

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2016 (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States (continued)
1,320,614		WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust 3A2, 4.222%, 02/25/37	$1,197,597	0.8
815,158		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.350%, 12/25/36	706,936	0.5
779,147		WaMu Mortgage Pass-Through Certificates WMALT Series Trust 2007-5 A6, 6.000%, 06/25/37	686,933	0.5
1,241,934		WaMu Mortgage Pass-Through Certificates WMALT Series Trust 2007-OC1 A3, 0.663%, 01/25/47	924,382	0.6
887,752		WaMu Mortgage Pass-through Certificates, 2.472%, 02/25/37	793,203	0.6
840,073		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-7 1A4, 5.500%, 09/25/35	777,612	0.5
584,252		Wells Fargo Alternative Loan Trust, 6.250%, 07/25/37	528,404	0.4
1,500,000		Wells Fargo Commercial Mortgage Trust 2016-C33, 3.896%, 03/15/59	1,298,984	0.9
9,912,245 ^		Wells Fargo Commercial Mortgage Trust 2016-NXS5, 1.581%, 01/15/59	994,199	0.7
706,589		Wells Fargo Mortgage Backed Securities 2006-AR7 Trust, 2.771%, 05/25/36	670,335	0.4
2,211,197		Wells Fargo Mortgage Backed Securities 2007-AR7 Trust A1, 2.771%, 12/28/37	1,989,889	1.4
506,000		Wells Fargo Mortgage Backed Securities Trust, 3.401%, 04/25/36	464,145	0.3
10,445,300	#,^	WFRBS Commercial Mortgage Trust 2012-C6, 2.357%, 04/15/45	865,038	0.6
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States (continued)
2,216,150		Other Securities	$2,083,855	1.4
		Total Collateralized Mortgage Obligations (Cost $103,500,239)	102,049,596	70.1
ASSET-BACKED SECURITIES: 19.5%
		Cayman Islands: 11.5%
750,000	#	ARES XI CLO Ltd. 2007-11A D, 3.617%, 10/11/21	703,351	0.5
500,000	#	Atrium V, 1.308%, 07/20/20	482,028	0.3
1,000,000	#	Atrium V, 4.318%, 07/20/20	999,059	0.7
500,000	#	Bluemountain CLO III Ltd. 2007-3A C, 1.332%, 03/17/21	480,398	0.3
240,743	#	CIFC Funding 2006-II Ltd., 4.635%, 03/01/21	237,723	0.2
250,000	#	ColumbusNova CLO IV Ltd. 2007-2A C, 2.872%, 10/15/21	244,869	0.2
500,000	#	Cornerstone CLO Ltd., 3.022%, 07/15/21	479,749	0.3
1,680,000	#	Fraser Sullivan CLO II Ltd. 2006-2A E, 4.123%, 12/20/20	1,623,476	1.1
1,000,000	#	Fraser Sullivan CLO II Ltd., 2.123%, 12/20/20	968,877	0.7
750,000	#	GoldenTree Loan Opportunities IV Ltd., 4.868%, 08/18/22	732,412	0.5
625,000	#	GoldenTree Loan Opportunities V Ltd., 3.870%, 10/18/21	616,076	0.4
750,000	#	Gulf Stream - Sextant CLO 2007-1 Ltd., 3.039%, 06/17/21	723,667	0.5
750,000	#	KKR Financial CLO 2007-1 Ltd, 5.618%, 05/15/21	749,963	0.5
250,000	#	Landmark IX CDO Ltd., 2.072%, 04/15/21	235,590	0.2
750,000	#	Madison Park Funding II Ltd. 2006-2A D, 5.380%, 03/25/20	749,990	0.5
213,621	#	Madison Park Funding IV Ltd., 4.224%, 03/22/21	194,595	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2016 (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Cayman Islands (continued)
500,000	#	Madison Park Funding Ltd., 2.430%, 03/25/20	$484,691	0.4
500,000	#	Madison Park Funding Ltd., 3.869%, 07/26/21	479,446	0.3
500,000	#	Momentum Capital Fund Ltd, 7.620%, 09/18/21	499,963	0.3
500,000	#	MSIM Peconic Bay Ltd. 2007-1A D, 3.874%, 07/20/19	491,885	0.3
1,000,000	#	Muir Grove CLO Ltd., 3.619%, 03/25/20	988,850	0.7
500,000	#	Oak Hill Credit Partners V Ltd., 5.620%, 04/16/21	500,370	0.4
500,000	#	Shasta CLO Ltd. 2007-1A BSL, 4.174%, 04/20/21	476,088	0.3
750,000	#	St James River CLO Ltd. 2007-1A D, 2.935%, 06/11/21	721,442	0.5
1,000,000	#	Symphony CLO VII Ltd. 2011-7A F, 6.021%, 07/28/21	998,038	0.7
900,000	#	Telos CLO 2006-1A E Ltd., 4.867%, 10/11/21	898,838	0.6
			16,761,434	11.5
		United States: 8.0%
1,000,000	#	American Homes 4 Rent 2015-SFR1 E, 5.639%, 04/17/45	961,572	0.7
1,119,642	#,^	American Homes 4 Rent 2015-SFR1 XS, 04/17/52	—	—
2,489,583	#,^	American Homes 4 Rent 2015-SFR2 Trust Class XS, 10/17/45	—	—
1,153,592		FBR Securitization Trust, 1.116%, 10/25/35	987,115	0.7
1,225,000		First NLC Trust 2005-2, 0.953%, 09/25/35	983,017	0.7
1,000,000	#	Invitation Homes Trust 2014-SFR2 E, 3.588%, 06/17/32	941,054	0.6
791,962		JP Morgan Mortgage Acquisition Trust 2006-CH2 AV4, 0.573%, 10/25/36	739,504	0.5
600,000		JP Morgan Mortgage Acquisition Trust 2007-CH5, 0.593%, 05/25/37	551,671	0.4
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States (continued)
649,190	#	Marketplace Loan Trust Series 2015-AV1 A, 4.000%, 09/15/21	$638,641	0.4
1,080,000	#	Oscar US Funding Trust II, 2.440%, 06/15/22	1,041,444	0.7
800,000	#	Progress Residential 2015-SFR3 Trust, 4.327%, 11/12/32	801,681	0.5
1,000,000	#	Purchasing Power Funding 2015-A A2, 4.750%, 12/25/49	995,000	0.7
1,200,000		Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/35	1,139,855	0.8
857,087		Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC5 A4, 0.603%, 12/25/36	748,682	0.5
1,219,195		Other Securities	1,183,171	0.8
			11,712,407	8.0
		Total Asset-Backed Securities (Cost $28,761,132)	28,473,841	19.5
		Total Long-Term Investments (Cost $132,261,371)	130,523,437	89.6

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 9.5%
	Mutual Funds: 9.5%
7,001,000	BlackRock Liquidity Funds, TempCash, Institutional Class, 0.330%††	7,001,000	4.8
6,816,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.400%††	6,816,000	4.7
	Total Short-Term Investments (Cost $13,817,000)	13,817,000	9.5
	Total Investments in Securities (Cost $146,078,371)	$144,340,437	99.1
	Assets in Excess of Other Liabilities	1,329,214	0.9
	Net Assets	$145,669,651	100.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2016 (continued)

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or inaggregate respectively as of March 31, 2016.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of March 31, 2016.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

^
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Cost for federal income tax purposes is $146,184,041.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$827,456
Gross Unrealized Depreciation	(2,671,060)
Net Unrealized Depreciation	$(1,843,604)

Sector Diversification	Percentage of Net Assets
Collateralized Mortgage Obligations	70.1%
Other Asset-Backed Securities	19.5
Short-Term Investments	9.5
Assets in Excess of Other Liabilities	0.9
Net Assets	100.0%

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$—	$101,321,385	$728,211	$102,049,596
Short-Term Investments	13,817,000	—	—	13,817,000
Asset-Backed Securities	—	27,478,841	995,000	28,473,841
Total Investments, at fair value	$13,817,000	$128,800,226	$1,723,211	$144,340,437
Other Financial Instruments+
Futures	17,816	—	—	17,816
Total Assets	$13,834,816	$128,800,226	$1,723,211	$144,358,253
Liabilities Table
Other Financial Instruments+
Futures	$(48,017)	$—	$—	$(48,017)
Total Liabilities	$(48,017)	$—	$—	$(48,017)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2016 (continued)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the year ended March 31, 2016:
	Beginning Balance 3/31/2015	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	*Net Change in Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	**Ending Balance 3/31/2016
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$—	$750,000	$—	$—	$—	$(21,789)	$—	$—	$728,211
Asset-Backed Securities	—	1,000,000	—	—	—	(5,000)	—	—	995,000
Total Investments, at value	$—	$1,750,000	$—	$—	$—	$(26,789)	$—	$—	$1,723,211

*
As of March 31, 2016 total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(26,789).

**
The Fund’s investments that are categorized as Level 3 were valued utilizing a single broker quote without adjustment. Such valuations are based on significant unobservable inputs. A significant change in third party information could result in a significantly lower or higher fair value in such Level 3 investments.

At March 31, 2016, the following futures contracts were outstanding for Voya Securitized Credit Fund:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	123	06/30/16	$26,906,250	$448
U.S. Treasury 5-Year Note	176	06/30/16	21,324,875	(5,411)
U.S. Treasury Long Bond	22	06/21/16	3,617,625	(31,061)
U.S. Treasury Ultra Long Bond	21	06/21/16	3,623,156	17,368
			$55,471,906	$(18,656)
Short Contracts
U.S. Treasury 10-Year Note	(70)	06/21/16	(9,127,344)	(11,545)
			$(9,127,344)	$(11,545)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of March 31, 2016 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets — Unrealized appreciation*	$17,816
Total Asset Derivatives		$17,816
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$48,017
Total Liability Derivatives		$48,017

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Fund’s Statement of Operations for the year ended March 31, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$2,055,782
Total	$2,055,782

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2016 (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(435,557)
Total	$(435,557)

See Accompanying Notes to Financial Statements

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended March 31, 2016 were as follows:
Fund Name	Type	Per Share Amount
Voya Emerging Markets Corporate Debt Fund
Class P	NII	$0.4690
Voya Emerging Markets Hard Currency Debt Fund
Class P	NII	$0.5068
Voya Securitized Credit Fund
Class A(1)	NII	$0.2742
Class I(1)	NII	$0.2833
Class P	NII	$0.5041
All Classes	STCG	$0.0572
All Classes	LTCG	$0.0909

NII - Net investment income
STCG - Short-term capital gain
LTCG - Long-term capital gain
(1)
Commenced operations on August 3, 2015.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The business and affairs of the Trust are managed under the direction of the Board. A Trustee, who is not an interested person of the Trust, as defined in the 1940 Act, is an independent trustee (“Independent Trustee”). The Trustees and Officers of the Trust are listed below. The Statement of Additional Information includes additional information about trustees of the Trust.
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) - During the Past 5 Years	Number of funds in Fund Complex Overseen by Trustee(2)	Other Board Positions Held by Trustee
Independent Trustees:
Colleen D. Baldwin 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 55	Trustee	July 2007 - Present	President, Glantuam Partners, LLC, a business consulting firm (January 2009 - Present).	150	DSM/Dentaquest, Boston, MA (February 2014 - Present).
John V. Boyer 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 62	Chairperson Trustee	January 2014 - Present May 2007 - Present	President and Chief Executive Officer, Bechtler Arts Foundation, an arts and education foundation (January 2008 - Present).	150	None.
Patricia W. Chadwick 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 67	Trustee	May 2007 - Present	Consultant and President, Ravengate Partners LLC, a consulting firm that provides advice regarding financial markets and the global economy (January 2000 - Present).	150	Wisconsin Energy Corporation (June 2006 - Present); The Royce Funds (35 funds) (December 2009 - Present); and AMICA Mutual Insurance Company (1992 - Present).
Peter S. Drotch 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 74	Trustee	October 2007 - Present	Retired.	150	First Marblehead Corporation (September 2003 - Present).
Martin J. Gavin 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, AZ 85258-2034 Age: 66	Trustee	August 2015 - Present	Retired. Formerly, President and Chief Executive Officer, Connecticut Children’s Medical Center (May 2006 - November 2015).	150	None.
Russell H. Jones 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 72	Trustee	May 2013 - Present	Retired.	150	None.
Patrick W. Kenny 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 73	Trustee	May 2007 - Present	Retired.	150	Assured Guaranty Ltd. (April 2004 - Present).
Joseph E. Obermeyer 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 58	Trustee	May 2013 - Present	President, Obermeyer & Associates, Inc., a provider of financial and economic consulting services (November 1999 - Present).	150	None.

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) - During the Past 5 Years	Number of funds in Fund Complex Overseen by Trustee(2)	Other Board Positions Held by Trustee
Sheryl K. Pressler 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 65	Trustee	May 2007 - Present	Consultant (May 2001 - Present).	150	None.
Christopher P. Sullivan 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 62	Trustee	October 2015 - Present	Retired. Formerly, President, Bond Division, Fidelity Management and Research (June 2009 - September 2012).	150	None.
Roger B. Vincent 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 70	Trustee	May 2007 - Present	Retired. Formerly, President, Springwell Corporation, a corporate finance firm (March 1989 - August 2011).	150	UGI Corporation (February 2006 - Present) and UGI Utilities, Inc. (February 2006 - Present).
Trustee who is an “interested person”:
Shaun P. Mathews(3) 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 60	Trustee	May 2007 - Present	President and Chief Executive Officer, Voya Investments, LLC (December 2006 - Present).	150	Voya Capital Corporation, LLC and Voya Investments Distributor, LLC (December 2005 - Present); Voya Funds Services, LLC, Voya Investments, LLC and Voya Investment Management
					(March 2006 - Present); and Voya Investment Trust Co. (April 2009 - Present).

(1)
Trustees serve until their successors are duly elected and qualified. The tenure of each Trustee who is not an “interested person” as defined in the 1940 Act, of each Fund (“Independent Trustee”) is subject to the Board’s retirement policy which states that each duly elected or appointed Independent Trustee shall retire from and cease to be a member of the Board of Trustees at the close of business on December 31 of the calendar year in which the Independent Trustee attains the age of 75. A majority vote of the Board’s other Independent Trustees may extend the retirement date of an Independent Trustee if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for the purposes of appointing a successor to the Independent Trustee or otherwise comply under applicable law, in which case the extension would apply until such time as the shareholder meeting can be held or is no longer required (as determined by a vote of a majority of the other Independent Trustees).

(2)
For the purposes of this table, “Fund Complex” means the Voya family of funds including the following investment companies: Voya Asia Pacific High Dividend Equity Income Fund; Voya Balanced Portfolio, Inc.; Voya Emerging Markets High Dividend Equity Fund; Voya Equity Trust; Voya Funds Trust; Voya Global Advantage and Premium Opportunity Fund; Voya Global Equity Dividend and Premium Opportunity Fund; Voya Infrastructure, Industrials and Materials Fund; Voya Intermediate Bond Portfolio; Voya International High Dividend Equity Income Fund; Voya Investors Trust; Voya Money Market Portfolio; Voya Mutual Funds; Voya Natural Resources Equity Income Fund; Voya Partners, Inc.; Voya Prime Rate Trust; Voya Senior Income Fund; Voya Separate Portfolios Trust; Voya Series Fund, Inc.; Voya Strategic Allocation Portfolios, Inc.; Voya Variable Funds; Voya Variable Insurance Trust; Voya Variable Portfolios, Inc.; and Voya Variable Products Trust. The number of funds in the Fund Complex is as of April 30, 2016.

(3)
Mr. Mathews is deemed to be an “interested person” of the Trust as defined in the 1940 Act, because of his current affiliation with the Voya funds, Voya Financial, Inc. or Voya Financial, Inc.’s affiliates.

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) - During the Past 5 Years
Shaun P. Mathews 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 60	President and Chief Executive Officer	March 2007 - Present	President and Chief Executive Officer, Voya Investments, LLC (December 2006 - Present).
Michael J. Roland 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 58	Executive Vice President	March 2007 - Present	Managing Director and Chief Operating Officer, Voya Investments, LLC and Voya Funds Services, LLC (March 2012 - Present). Formerly, Chief Compliance Officer, Directed Services LLC and Voya Investments, LLC (March 2011 - December 2013); Executive Vice President and Chief Operating Officer, Voya Investments, LLC and Voya Funds Services, LLC (January 2007 - April 2012) and Chief Compliance Officer, Voya Family of Funds (March 2011 - February 2012).
Stanley D. Vyner 230 Park Avenue New York, New York 10169 Age: 66	Executive Vice President Chief Investment Risk Officer	March 2007 - Present September 2009 - Present	Executive Vice President, Voya Investments, LLC (July 2000 - Present) and Chief Investment Risk Officer, Voya Investments, LLC (January 2003 - Present).
Kevin M. Gleason 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 49	Chief Compliance Officer	February 2012 - Present	Senior Vice President, Voya Investment Management and Chief Compliance Officer, Voya Family of Funds (February 2012 - Present). Formerly, Assistant General Counsel and Assistant Secretary, The Northwestern Mutual Life Insurance Company (June 2004 - January 2012).
Todd Modic 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 48	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2007 - Present	Senior Vice President, Voya Investments, LLC and Voya Funds Services, LLC (April 2005 - Present).
Kimberly A. Anderson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 51	Senior Vice President	March 2007 - Present	Senior Vice President, Voya Investments, LLC (September 2003 - Present).
Julius A. Drelick, III 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 49	Senior Vice President	July 2012 - Present	Senior Vice President - Fund Compliance, Voya Investments, LLC (June 2012 - Present); and Chief Compliance Officer of Directed Services LLC and Voya Investments, LLC (January 2014 - Present). Formerly, Vice President - Platform Product Management & Project Management, Voya Investments, LLC (April 2007 - June 2012).
Robert Terris 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 45	Senior Vice President	March 2007 - Present	Senior Vice President, Head of Division Operations, Voya Investments, LLC (October 2015 - Present) and Voya Funds Services, LLC (March 2006 - Present).
Fred Bedoya 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 43	Vice President and Treasurer	September 2012- Present	Vice President, Voya Investments, LLC (October 2015 - Present) and Voya Funds Services, LLC (July 2012 - Present). Formerly, Assistant Vice President - Director, Voya Funds Services, LLC (March 2003 - March 2012).
Maria M. Anderson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 58	Vice President	March 2007 - Present	Vice President, Voya Investments, LLC (October 2015 - Present) and Voya Funds Services, LLC (September 2004 - Present).

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) - During the Past 5 Years
Lauren D. Bensinger 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 62	Vice President	March 2007 - Present	Vice President, Voya Funds Services, LLC (February 1996 - Present) and Voya Investments, LLC (October 2004 - Present); Vice President and Money Laundering Reporting Officer, Voya Investments Distributor, LLC (April 2010 - Present); Anti-Money Laundering Compliance Officer, Voya Financial, Inc. (January 2013 - Present); and Money Laundering Reporting Officer, Voya Investment Management Trust Co. (October 2012 - Present).
Sara M. Donaldson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 56	Vice President	September 2014 - Present	Vice President, Voya Investments, LLC (October 2015 - Present). Formerly, Vice President, Voya Funds Services, LLC (April 2014 - October 2015). Formerly, Director, Compliance, AXA Rosenberg Global Services, LLC (September 1997 -
March 2014).
Robyn L. Ichilov 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 48	Vice President	March 2007 - Present	Vice President, Voya Funds Services, LLC (November 1995 - Present) and Voya Investments, LLC (August 1997 - Present). Formerly, Treasurer, Voya Family of Funds (November 1999 - February 2012).
Jason Kadavy 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 40	Vice President	September 2012 - Present	Vice President, Voya Investments, LLC (October 2015 - Present) and Voya Funds Services, LLC (July 2007 - Present).
Kimberly K. Springer 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 59	Vice President	March 2007 - Present	Vice President - Mutual Fund Product Development, Voya Investments, LLC (July 2012 - Present); Vice President, Voya Family of Funds (March 2010 - Present) and Vice President, Voya Funds Services, LLC (March 2006 - Present). Formerly Managing Paralegal, Registration Statements (June 2003 -
July 2012).
Craig Wheeler 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 47	Vice President	May 2013 - Present	Vice President - Director of Tax, Voya Investments, LLC (October 2015 - Present). Formerly, Vice President - Director of Tax, Voya Funds Services, LLC (March 2013 - October 2015). Formerly, Assistant Vice President - Director of Tax, Voya Funds Services, LLC (March 2008 - February 2013).
Huey P. Falgout, Jr. 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 52	Secretary	March 2007 - Present	Senior Vice President and Chief Counsel, Voya Investment Management - Mutual Fund Legal Department (March 2010 - Present).
Paul A. Caldarelli 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 64	Assistant Secretary	June 2010 - Present	Vice President and Senior Counsel, Voya Investment Management - Mutual Fund Legal Department (March 2010 -Present).
Theresa K. Kelety 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 53	Assistant Secretary	March 2007 - Present	Vice President and Senior Counsel, Voya Investment Management - Mutual Fund Legal Department (March 2010 - Present).

(1)
The Officers hold office until the next annual meeting of the Board of Trustees and until their successors shall have been elected and qualified.

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Independent Registered Public Accounting Firm
KPMG LLP
Two Financial Center
60 South Street
Boston, Massachusetts 02111
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
167539         (0316-052416)

Item 2. Code of Ethics.

As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report. The code of ethics is filed herewith pursuant to Item 10(a)(1), Exhibit 99.CODE ETH.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Colleen D. Baldwin, Peter S. Drotch, Patrick W. Kenny, Joseph E. Obermeyer, and Roger B. Vincent are audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Baldwin, Mr. Drotch, Mr. Kenny, Mr. Obermeyer and Mr. Vincent are “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by KPMG LLP (“KPMG”), the principal accountant for the audit of the registrant’s annual financial statements, for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $91,720 for year ended March 31, 2016 and $88,220 for the year ended March 31, 2015.

(b)	Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by KPMG that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $12,625 for the year ended March 31, 2016 and $12,625 for the year ended March 31, 2015.

(c)	Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by KPMG for tax compliance, tax advice, and tax planning were $38,021 in the year ended March 31, 2016 and $38,147 for the year ended March 31, 2015. Such services included review of excise distribution calculations (if applicable), preparation of the Funds’ federal, state and excise tax returns, tax services related to mergers and routine consulting.

(d)	All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by KPMG, other than the services reported in paragraphs (a) through (c) of this Item were: None.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY

I.	Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Directors or Trustees (the “Committee”) of the Voya funds (each a “Fund,” collectively, the “Funds”) set out on Exhibit A to this Audit and Non-Audit Services Pre-Approval Policy (“Policy”) is responsible for the oversight of the work of the Funds’ independent auditors. As part of its responsibilities, the Committee must pre-approve the audit and non-audit services performed by the auditors in order to assure that the provision of these services does not impair the auditors’ independence from the Funds. The Committee has adopted, and the Board has ratified, this Policy, which sets out the procedures and conditions under which the services of the independent auditors may be pre-approved.

Under Securities and Exchange Commission (“SEC”) rules promulgated in accordance with the Act, the Funds may establish two different approaches to pre-approving audit and non-audit services. The Committee may approve services without consideration of specific case-by-case services (“general pre-approval”) or it may pre-approve specific services (“specific pre-approval”). The Committee believes that the combination of these approaches contemplated in this Policy results in an effective and efficient method for pre-approving audit and non-audit services to be performed by the Funds’ independent auditors. Under this Policy, services that are not of a type that may receive general pre-approval require specific pre-approval by the Committee. Any proposed services that exceed pre-approved cost levels or budgeted amounts will also require the Committee’s specific pre-approval.

For both types of approval, the Committee considers whether the subject services are consistent with the SEC’s rules on auditor independence and that such services are compatible with maintaining the auditors independence. The Committee also considers whether a particular audit firm is in the best position to provide effective and efficient services to the Funds. Reasons that the auditors are in the best position include the auditors’ familiarity with the Funds’ business, personnel, culture, accounting systems, risk profile, and other factors, and whether the services will enhance the Funds’ ability to manage and control risk or improve audit quality. Such factors will be considered as a whole, with no one factor being determinative.

The appendices attached to this Policy describe the audit, audit-related, tax-related, and other services that have the Committee’s general pre-approval. For any service that has been approved through general pre-approval, the general pre-approval will remain in place for a period 12 months from the date of pre-approval, unless the Committee determines that a different period is appropriate. The Committee will annually review and pre-approve the services that may be provided by the independent auditors without specific pre-approval. The Committee will revise the list of services subject to general pre-approval as appropriate. This Policy does not serve as a delegation to Fund management of the Committee’s duty to pre-approve services performed by the Funds’ independent auditors.

II.	Audit Services

The annual audit services engagement terms and fees are subject to the Committee’s specific pre-approval. Audit services are those services that are normally provided by auditors in connection with statutory and regulatory filings or engagements or those that generally only independent auditors can reasonably provide. They include the Funds’ annual financial statement audit and procedures that the independent auditors must perform in order to form an opinion on the Funds’ financial statements (e.g., information systems and procedural reviews and testing). The Committee will monitor the audit services engagement and approve any changes in terms, conditions or fees deemed by the Committee to be necessary or appropriate.

The Committee may grant general pre-approval to other audit services, such as statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or issued in connection with securities offerings.

The Committee has pre-approved the audit services listed on Appendix A. The Committee must specifically approve all audit services not listed on Appendix A.

III.	Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or the review of the Funds’ financial statements or are traditionally performed by the independent auditors. The Committee believes that the provision of audit-related services will not impair the independent auditors’ independence, and therefore may grant pre-approval to audit-related services. Audit-related services include accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures relating to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Form N-SAR or Form N-CSR.

The Committee has pre-approved the audit-related services listed on Appendix B. The Committee must specifically approve all audit-related services not listed on Appendix B.

IV.	Tax Services

The Committee believes the independent auditors can provide tax services to the Funds, including tax compliance, tax planning, and tax advice, without compromising the auditors’ independence. Therefore, the Committee may grant general pre-approval with respect to tax services historically provided by the Funds’ independent auditors that do not, in the Committee’s view, impair auditor independence and that are consistent with the SEC’s rules on auditor independence.

The Committee will not grant pre-approval if the independent auditors initially recommends a transaction the sole business purpose of which is tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Committee may consult outside counsel to determine that tax planning and reporting positions are consistent with this Policy.

The Committee has pre-approved the tax-related services listed on Appendix C. The Committee must specifically approve all tax-related services not listed on Appendix C.

V.	Other Services

The Committee believes it may grant approval of non-audit services that are permissible services for independent auditors to a Fund. The Committee has determined to grant general pre-approval to other services that it believes are routine and recurring, do not impair auditor independence, and are consistent with SEC rules on auditor independence.

The Committee has pre-approved the non-audit services listed on Appendix D. The Committee must specifically approve all non-audit services not listed on Appendix D.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Appendix E. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these impermissible services and the applicability of exceptions to certain of the SEC’s prohibitions.

VI.	Pre-approval of Fee levels and Budgeted Amounts

The Committee will annually establish pre-approval fee levels or budgeted amounts for audit, audit-related, tax and non-audit services to be provided to the Funds by the independent auditors. Any proposed services exceeding these levels or amounts require the Committee’s specific pre-approval. The Committee considers fees for audit and non-audit services when deciding whether to pre-approve services. The Committee may determine, for a pre-approval period of 12 months, the appropriate ratio between the total amount of fees for the Fund’s audit, audit-related, and tax services (including fees for services provided to Fund affiliates that are subject to pre-approval), and the total amount of fees for certain permissible non-audit services for the Fund classified as other services (including any such services provided to Fund affiliates that are subject to pre-approval).

VII.	Procedures

Requests or applications for services to be provided by the independent auditors will be submitted to management. If management determines that the services do not fall within those services generally pre-approved by the Committee and set out in the appendices to these procedures, management will submit the services to the Committee or its delagee. Any such submission will include a detailed description of the services to be rendered. Notwithstanding this paragraph, the Committee will, on a quarterly basis, receive from the independent auditors a list of services provided for the previous calendar quarter on a cumulative basis by the auditors during the Pre-Approval Period.

VIII.	Delegation

The Committee may delegate pre-approval authority to one or more of the Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions, including any pre-approved services, to the Committee at its next scheduled meeting. The Committee will identify any member to whom pre-approval authority is delegated in writing. The member will retain such authority for a period of 12 months from the date of pre-approval unless the Committee determines that a different period is appropriate. The period of delegated authority may be terminated by the Committee or at the option of the member.

IX.	Additional Requirements

The Committee will take any measures the Committee deems necessary or appropriate to oversee the work of the independent auditors and to assure the auditors’ independence from the Funds. This may include reviewing a formal written statement from the independent auditors delineating all relationships between the auditors and the Funds, consistent with Independence Standards Board No. 1, and discussing with the auditors their methods and procedures for ensuring independence.

Part of KPMG’s performance of an audit in accordance with standards of the Public Company Accounting Oversight Board (US) includes their responsibility to maintain and monitor auditor independence with respect to the Voya funds. Using a proprietary system called Sentinel, the audit team is able to identify and manage potential conflicts of interest across the member firms of the KPMG International Network and prevent the provision of prohibited services to the Voya entities that would impair KPMG independence with the respect to the Voya funds. KPMG requests pre-approval from the Voya funds Audit Committee for services provided to the Voya funds and for services to affiliated entities that relate to the financial reporting or nature of operations of the Voya Funds. Additionally, KPMG provides an annual summary of the fees for services that have commenced for Voya funds and Affiliates.

Last Approved: November 19, 2015

Appendix A
Pre-Approved Audit Services for the Pre-Approval Period January 1, 2016 through December 31, 2016

Service
	The Fund(s)	Fee Range
Statutory audits or financial audits (including tax services associated with audit services)	√	As presented to Audit Committee[1]
Services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., consents), and assistance in responding to SEC comment letters.	√	Not to exceed $9,750 per filing
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies.	√	Not to exceed $8,000 during the Pre-Approval Period
Seed capital audit and related review and issuance of consent on the N-2 registration statement	√	Not to exceed $13,750 per audit
Audit of summary portfolio of investments	√	Not to exceed $525 per fund

[1]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix B
Pre-Approved Audit-Related Services for the Pre-Approval Period January 1, 2016 through December 31, 2016

Service
	The Fund(s)	Fund Affiliates	Fee Range
Services related to Fund mergers (Excludes tax services - See Appendix C for tax services associated with Fund mergers)	√	√	Not to exceed $10,000 per merger
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies. [Note: Under SEC rules some consultations may be “audit” services and others may be “audit-related” services.]	√		Not to exceed $5,000 per occurrence during the Pre-Approval Period
Review of the Funds’ semi-annual and quarterly financial statements	√		Not to exceed $2,525 per set of financial statements per fund
Reports to regulatory or government agencies related to the annual engagement	√		Up to $5,000 per occurrence during the Pre-Approval Period
Regulatory compliance assistance	√	√	Not to exceed $5,000 per quarter
Training courses		√	Not to exceed $5,000 per course
For Prime Rate Trust, agreed upon procedures for quarterly reports to rating agencies	√		Not to exceed $9,450 per quarter

Appendix C
Pre-Approved Tax Services for the Pre-Approval Period January 1, 2016 through December 31, 2016

Service
	The Fund(s)	Fund Affiliates	Fee Range
Preparation of federal and state income tax returns and federal excise tax returns for the Funds including assistance and review with excise tax distributions	√		As presented to Audit Committee[2]
Review of IRC Sections 851(b) and 817(h) diversification testing on a real-time basis	√		As presented to Audit Committee[2]
Assistance and advice regarding year-end reporting for 1099’s, as requested	√		As presented to Audit Committee[2]
Tax assistance and advice regarding statutory, regulatory or administrative developments	√	√	Not to exceed $5,000 for the Funds or for the Funds’ investment adviser during the Pre-Approval Period

[2]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix C, continued

Service
	The Fund(s)	Fund Affiliates	Fee Range
Tax training courses		√	Not to exceed $5,000 per course during the Pre-Approval Period
Tax services associated with Fund mergers	√	√	Not to exceed $4,000 per fund per merger during the Pre-Approval Period
Other tax-related assistance and consultation, including, without limitation, assistance in evaluating derivative financial instruments and international tax issues, qualification and distribution issues, and similar routine tax consultations.	√		Not to exceed $120,000 during the Pre-Approval Period

Appendix D
Pre-Approved Other Services for the Pre-Approval Period January 1, 2016 through December 31, 2016

Service
	The Fund(s)	Fund Affiliates	Fee Range
Agreed-upon procedures for Class B share 12b-1 programs		√	Not to exceed $60,000 during the Pre-Approval Period

Security counts performed pursuant to Rule 17f-2 of the 1940 Act (i.e., counts for Funds holding securities with affiliated sub-custodians)

Cost to be borne 50% by the Funds and 50% by Voya Investments, LLC.

	√	√	Not to exceed $5,300 per Fund during the Pre-Approval Period
Agreed upon procedures for 15 (c) FACT Books	√		Not to exceed $50,000 during the Pre-Approval Period

Appendix E

Prohibited Non-Audit Services
Dated:      January 1, 2016 to December 31, 2016

•	Bookkeeping or other services related to the accounting records or financial statements of the Funds

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions

•	Human resources

•	Broker-dealer, investment adviser, or investment banking services

•	Legal services

•	Expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

EXHIBIT A

VOYA ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

VOYA BALANCED PORTFOLIO, INC.

VOYA EMERGING MARKETS HIGH DIVIDEND EQUITY FUND

VOYA EQUITY TRUST

VOYA FUNDS TRUST

VOYA GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

VOYA GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

VOYA INFRASTRUCTURE, INDUSTRIALS, AND MATERIALS FUND

VOYA INTERMEDIATE BOND PORTFOLIO

VOYA INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND

VOYA INVESTORS TRUST

VOYA MONEY MARKET PORTFOLIO

VOYA MUTUAL FUNDS

VOYA PARTNERS, INC.

VOYA PRIME RATE TRUST

VOYA NATURAL RESOURCES EQUITY INCOME FUND

VOYA SENIOR INCOME FUND

VOYA SEPARATE PORTFOLIOS TRUST

VOYA SERIES FUND, INC.

VOYA STRATEGIC ALLOCATIONS PORTFOLIOS, INC.
VOYA VARIABLE FUNDS

VOYA VARIABLE INSURANCE TRUST

VOYA VARIABLE PORTFOLIOS INC,

VOYA VARIABLE PRODUCTS TRUST

(e)(2)	Percentage of services referred to in (4)(b)-(4)(d) that were approved by the audit committee 100% of the services were approved by the audit committee.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of KPMG if greater than 50%
Not applicable

(g)	Non-Audit Fees: The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to each Registrant by the independent registered public accounting firm for each Registrant's fiscal years ended March 31, 2016 and March 31, 2015; and (ii) the aggregate non-audit fees billed to the investment adviser, or any of its affiliates that provide ongoing services to the registrant, by the independent registered public accounting firm for the same time periods.

Registrant/Investment Adviser	2016	2015
Voya Separate Portfolios (SPorts) Trust	$50,646	$50,772
Voya Investments, LLC (1)	$178,050	$224,075

(1)	Each Registrant's investment adviser and any of its affiliates, which are subsidiaries of Voya Financial, Inc.

(h)	Principal Accountants Independence: the Registrant’s Audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2.01(c)(7)(ii) of Regulation S-X is compatible with maintaining KPMG’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Complete schedule of investments filed herein.

Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Trustees

Voya Separate Portfolios Trust

We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of Voya Investment Grade Credit Fund, Voya Emerging Markets Corporate Debt Fund, Voya Emerging Markets Hard Currency Debt Fund, Voya Emerging Markets Local Currency Debt Fund, and Voya Securitized Credit Fund, each a series of Voya Separate Portfolios Trust, as of March 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended (collectively, the "financial statements"), and the financial highlights for each of the years or periods in the five-year period then ended (the financial statements and financial highlights are included in Item 1 of this Form N-CSR), and the portfolios of investments as of March 31, 2016 (included in Item 6 of this Form N-CSR). These financial statements, financial highlights, and portfolios of investments are the responsibility of management. Our responsibility is to express an opinion on these financial statements, financial highlights, and portfolios of investments based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements, financial highlights, and portfolios of investments are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and portfolios of investments. Our procedures included confirmation of securities owned as of March 31, 2016, by correspondence with the custodian, transfer agent, and brokers, or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements, financial highlights, and portfolios of investments referred to above present fairly, in all material respects, the financial position of the aforementioned funds of Voya Separate Portfolios Trust as of March 31, 2016, and the results of their operations for the year then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts

May 27, 2016

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2016

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 92.6%
		Basic Materials: 0.3%
400,000	#	BHP Billiton Finance USA Ltd., 6.250%, 10/19/75	404,000	0.3

		Communications: 10.6%
779,000		21st Century Fox America, Inc., 3.700%, 10/15/25	817,632	0.6
621,000		AT&T, Inc., 4.125%, 02/17/26	657,422	0.5
565,000		AT&T, Inc., 4.750%, 05/15/46	553,468	0.4
536,000		AT&T, Inc., 4.800%, 06/15/44	526,626	0.4
250,000		AT&T, Inc., 5.350%, 09/01/40	263,153	0.2
624,000		CBS Corp., 4.000%, 01/15/26	653,354	0.5
608,000	#	CCO Safari II LLC, 3.579%, 07/23/20	622,001	0.5
750,000	#	CCO Safari II LLC, 6.484%, 10/23/45	837,060	0.6
781,000		Cisco Systems, Inc., 3.500%, 06/15/25	848,639	0.7
614,000		Comcast Corp., 3.150%, 03/01/26	640,003	0.5
726,000		Comcast Corp., 3.375%, 08/15/25	773,500	0.6
970,000		Omnicom Group, Inc., 3.600%, 04/15/26	996,095	0.8
322,000		Telefonica Emisiones SAU, 3.192%, 04/27/18	330,558	0.3
400,000		Time Warner Cable, Inc., 5.000%, 02/01/20	434,718	0.3
427,000		Time Warner, Inc., 3.600%, 07/15/25	439,328	0.3
878,000		Time Warner, Inc., 3.875%, 01/15/26	923,019	0.7
439,000		Time Warner, Inc., 4.900%, 06/15/42	449,072	0.3
884,000		Verizon Communications, Inc., 3.500%, 11/01/24	929,558	0.7
257,000		Verizon Communications, Inc., 4.522%, 09/15/48	258,611	0.2
211,000		Verizon Communications, Inc., 4.862%, 08/21/46	223,472	0.2
233,000		Verizon Communications, Inc., 5.012%, 08/21/54	234,822	0.2
767,000		Verizon Communications, Inc., 5.150%, 09/15/23	886,989	0.7
420,000		Verizon Communications, Inc., 6.550%, 09/15/43	554,459	0.4
			13,853,559	10.6

		Consumer, Cyclical: 7.0%
508,000		CVS Health Corp., 3.875%, 07/20/25	549,486	0.4
464,000		CVS Health Corp., 5.125%, 07/20/45	539,829	0.4
383,000		Ford Motor Credit Co. LLC, 2.597%, 11/04/19	385,105	0.3
700,000		Ford Motor Credit Co. LLC, 3.200%, 01/15/21	716,861	0.6
377,000		Ford Motor Credit Co. LLC, 3.000%, 06/12/17	382,111	0.3
940,000		General Motors Co., 6.750%, 04/01/46	1,072,493	0.8
880,000		General Motors Financial Co., Inc., 5.250%, 03/01/26	925,242	0.7
1,245,000		McDonald's Corp., 4.700%, 12/09/35	1,342,491	1.0
921,000		Newell Rubbermaid, Inc., 3.900%, 11/01/25	917,052	0.7
930,000		Newell Rubbermaid, Inc., 5.375%, 04/01/36	990,779	0.8
592,000		NIKE, Inc., 3.875%, 11/01/45	621,241	0.5
610,000		Southwest Airlines Co., 2.650%, 11/05/20	622,882	0.5
			9,065,572	7.0

		Consumer, Non-cyclical: 17.7%
558,000		AbbVie, Inc., 2.500%, 05/14/20	568,976	0.4
603,000		AbbVie, Inc., 3.600%, 05/14/25	634,454	0.5
1,037,000		Actavis Funding SCS, 4.750%, 03/15/45	1,102,888	0.8
934,000		Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	983,432	0.7
1,253,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	1,403,434	1.1
485,000		Automatic Data Processing, Inc., 3.375%, 09/15/25	519,353	0.4
1,077,000		Biogen, Inc., 4.050%, 09/15/25	1,153,692	0.9
1,143,000		Gilead Sciences, Inc., 4.750%, 03/01/46	1,257,882	1.0
691,000	#	HJ Heinz Co., 5.000%, 07/15/35	764,637	0.6

See Accompanying Notes to Financial Statements

1

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (continued)

795,000		JM Smucker Co, 4.375%, 03/15/45	836,178	0.6
2,210,000		Johnson & Johnson, 3.550%, 03/01/36	2,300,197	1.8
1,440,000		Kellogg Co., 3.250%, 04/01/26	1,479,205	1.1
614,000		Kroger Co/The, 2.600%, 02/01/21	633,179	0.5
587,000		Laboratory Corp. of America Holdings, 3.600%, 02/01/25	595,572	0.5
380,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/45	380,765	0.3
956,000		Medtronic, Inc., 4.625%, 03/15/45	1,070,712	0.8
960,000		Novartis Capital Corp., 3.000%, 11/20/25	1,002,538	0.8
1,110,000		PepsiCo, Inc., 2.850%, 02/24/26	1,141,402	0.9
990,000		Perrigo Finance Unlimited Co., 3.500%, 03/15/21	1,015,491	0.8
995,000		Reynolds American, Inc., 4.450%, 06/12/25	1,097,241	0.8
773,000		St Jude Medical, Inc., 3.875%, 09/15/25	807,135	0.6
875,000		Stryker Corp., 3.500%, 03/15/26	909,247	0.7
1,360,000		Sysco Corp., 3.300%, 07/15/26	1,378,885	1.1
			23,036,495	17.7

		Energy: 11.1%
1,000,000		Anadarko Petroleum Corp., 5.550%, 03/15/26	1,012,948	0.8
686,000		BP Capital Markets PLC, 2.315%, 02/13/20	692,282	0.5
1,480,000		Chevron Corp., 3.326%, 11/17/25	1,526,028	1.2
331,000	#	Columbia Pipeline Group, Inc., 5.800%, 06/01/45	336,519	0.3
416,000		El Paso Pipeline Partners Operating Co. LLC, 4.300%, 05/01/24	396,155	0.3
500,000		Energy Transfer Partners L.P., 3.600%, 02/01/23	434,515	0.3
620,000		Energy Transfer Partners L.P., 6.125%, 12/15/45	558,403	0.4
1,245,000		Exxon Mobil Corp., 4.114%, 03/01/46	1,323,933	1.0
423,000		Hess Corp., 5.600%, 02/15/41	378,590	0.3
640,000		HollyFrontier Corp., 5.875%, 04/01/26	638,587	0.5
655,000		Kinder Morgan, Inc./DE, 5.550%, 06/01/45	584,231	0.5
440,000		Magellan Midstream Partners L.P., 5.000%, 03/01/26	476,956	0.4
591,000		Marathon Petroleum Corp., 3.625%, 09/15/24	541,605	0.4
972,000		MPLX L.P., 4.000%, 02/15/25	839,913	0.6
272,000	#	MPLX L.P., 4.875%, 06/01/25	248,565	0.2
967,000		Phillips 66 Partners L.P., 3.605%, 02/15/25	880,717	0.7
660,000		Shell International Finance BV, 1.625%, 11/10/18	663,285	0.5
828,000		Shell International Finance BV, 3.250%, 05/11/25	835,774	0.6
724,000		Statoil ASA, 2.450%, 01/17/23	702,798	0.5
406,000		Sunoco Logistics Partners Operations L.P., 3.450%, 01/15/23	363,164	0.3
365,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	335,737	0.3
779,000		Williams Partners L.P., 3.600%, 03/15/22	640,496	0.5
			14,411,201	11.1

		Financial: 33.8%
499,000		American International Group, Inc., 3.875%, 01/15/35	447,283	0.3
1,100,000		Air Lease Corp., 2.125%, 01/15/18	1,091,750	0.8
1,010,000		American International Group, Inc., 3.300%, 03/01/21	1,034,197	0.8
540,000		American International Group, Inc., 4.700%, 07/10/35	536,110	0.4
909,000		Bank of America Corp., 3.875%, 08/01/25	947,592	0.7
514,000		Bank of America Corp., 4.000%, 01/22/25	515,943	0.4
396,000		Bank of America Corp., 4.250%, 10/22/26	403,544	0.3
379,000		Bank of America Corp., 6.100%, 12/29/49	373,789	0.3
990,000		Bank of America Corp., 6.300%, 12/29/49	1,024,551	0.8
335,000		Bank of America Corp., 6.500%, 10/29/49	346,206	0.3
965,000		Bank of New York Mellon Corp., 2.500%, 04/15/21	985,194	0.8
620,000		Barclays PLC, 3.250%, 01/12/21	619,110	0.5
1,260,000		Berkshire Hathaway, Inc., 3.125%, 03/15/26	1,296,720	1.0
995,000	#	BNP Paribas SA, 4.375%, 09/28/25	993,253	0.8
735,000	#	BNP Paribas SA, 7.375%, 12/29/49	712,031	0.5
1,000,000	#	BNP Paribas SA, 7.625%, 12/29/49	1,007,500	0.8
622,000		BPCE SA, 2.650%, 02/03/21	628,345	0.5
963,000		Chubb INA Holdings, Inc., 3.350%, 05/03/26	1,006,446	0.8
638,000		Citigroup, Inc., 2.650%, 10/26/20	644,978	0.5
890,000		Citigroup, Inc., 6.125%, 12/29/49	893,311	0.7
248,000		Citigroup, Inc., 6.300%, 12/29/49	238,510	0.2

See Accompanying Notes to Financial Statements

2

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (continued)

687,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.375%, 08/04/25	711,689	0.5
660,000		Cooperatieve Rabobank UA/NY, 2.500%, 01/19/21	667,931	0.5
600,000		Corporate Office Properties L.P., 3.700%, 06/15/21	596,876	0.5
571,000		Corporate Office Properties L.P., 5.000%, 07/01/25	577,095	0.4
762,000		Credit Suisse Group Funding Guernsey Ltd., 4.875%, 05/15/45	728,899	0.6
467,000		First Horizon National Corp., 3.500%, 12/15/20	467,368	0.4
239,000	#	GE Capital International Funding Co., 2.342%, 11/15/20	245,219	0.2
577,000	#	GE Capital International Funding Co., 4.418%, 11/15/35	625,729	0.5
577,000		Goldman Sachs Group, Inc., 3.750%, 02/25/26	591,600	0.4
702,000		Goldman Sachs Group, Inc., 4.750%, 10/21/45	736,896	0.6
460,000		Goldman Sachs Group, Inc., 5.150%, 05/22/45	469,206	0.4
311,000		Goldman Sachs Group, Inc., 5.375%, 12/31/49	301,281	0.2
221,000		Goldman Sachs Group, Inc., 5.700%, 12/29/49	216,304	0.2
504,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	601,609	0.5
199,000		HCP, Inc., 4.250%, 11/15/23	200,166	0.1
447,000		HCP, Inc., 4.000%, 06/01/25	430,560	0.3
780,000		Highwoods Realty L.P., 3.200%, 06/15/21	779,129	0.6
250,000		Huntington National Bank, 2.200%, 11/06/18	251,225	0.2
445,000	#	Intesa Sanpaolo SpA, 5.017%, 06/26/24	417,560	0.3
712,000	#	Intesa Sanpaolo SpA, 5.710%, 01/15/26	694,020	0.5
320,000	#	Intesa Sanpaolo SpA, 7.700%, 12/29/49	294,400	0.2
718,000		JPMorgan Chase & Co., 3.900%, 07/15/25	764,377	0.6
440,000		JPMorgan Chase & Co., 4.125%, 12/15/26	457,154	0.3
623,000		JPMorgan Chase & Co., 4.250%, 10/01/27	649,810	0.5
368,000		JPMorgan Chase & Co., 6.125%, 12/29/49	377,200	0.3
500,000		Kilroy Realty L.P., 4.800%, 07/15/18	526,603	0.4
1,140,000		Lloyds Bank PLC, 2.050%, 01/22/19	1,140,805	0.9
435,000	#	Mitsubishi UFJ Trust & Banking Corp., 2.650%, 10/19/20	442,790	0.3
382,000	#	Mizuho Bank Ltd., 2.150%, 10/20/18	382,433	0.3
660,000		Morgan Stanley, 3.875%, 01/27/26	690,149	0.5
512,000		Morgan Stanley, 3.950%, 04/23/27	513,941	0.4
368,000		Morgan Stanley, 4.350%, 09/08/26	379,674	0.3
710,000		Morgan Stanley, 5.550%, 12/29/49	700,770	0.5
1,281,000		National Rural Utilities Cooperative Finance Corp., 3.250%, 11/01/25	1,344,689	1.0
650,000	#	New York Life Global Funding, 1.550%, 11/02/18	651,831	0.5
615,000		Royal Bank of Scotland Group PLC, 7.500%, 12/29/49	573,487	0.4
344,000		Santander UK Group Holdings PLC, 2.875%, 10/16/20	342,942	0.3
500,000		Senior Housing Properties Trust, 3.250%, 05/01/19	498,888	0.4
990,000		SunTrust Banks, Inc., 2.900%, 03/03/21	1,006,193	0.8
1,370,000		Svenska Handelsbanken AB, 2.450%, 03/30/21	1,384,703	1.1
454,000		Synchrony Financial, 3.000%, 08/15/19	461,652	0.4
644,000	#	UBS Group Funding Jersey Ltd., 4.125%, 04/15/26	643,461	0.5
620,000		US Bancorp, 2.350%, 01/29/21	630,418	0.5
750,000		Visa, Inc., 3.150%, 12/14/25	784,229	0.6
500,000		Visa, Inc., 4.300%, 12/14/45	548,583	0.4
431,000		Wells Fargo & Co., 4.100%, 06/03/26	451,782	0.3
626,000		Wells Fargo & Co., 4.300%, 07/22/27	665,449	0.5
644,000		XLIT Ltd., 4.450%, 03/31/25	639,127	0.5
			44,004,265	33.8

		Industrial: 0.9%
86,000		General Electric Capital Corp., 4.375%, 09/16/20	96,018	0.1
370,000		General Electric Co., 5.000%, 12/29/49	381,562	0.3
668,000		Roper Technologies, Inc., 3.000%, 12/15/20	683,536	0.5
			1,161,116	0.9

		Technology: 6.5%
1,100,000		Analog Devices, Inc., 3.900%, 12/15/25	1,190,018	0.9
806,000		Apple, Inc., 3.200%, 05/13/25	845,797	0.6
877,000		Apple, Inc., 3.250%, 02/23/26	915,873	0.7
640,000		Applied Materials, Inc., 5.100%, 10/01/35	697,602	0.5
381,000		Fidelity National Information Services, Inc., 3.625%, 10/15/20	394,336	0.3
940,000	#	HP Enterprise Co., 4.400%, 10/15/22	983,713	0.8

See Accompanying Notes to Financial Statements

3

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (continued)

877,000	International Business Machines Corp., 3.450%, 02/19/26	922,176	0.7
998,000	Intel Corp., 4.900%, 07/29/45	1,121,721	0.9
591,000	Microsoft Corp., 3.125%, 11/03/25	621,646	0.5
764,000	Oracle Corp., 3.900%, 05/15/35	767,733	0.6
		8,460,615	6.5

	Utilities: 4.7%
378,000	Appalachian Power Co., 4.400%, 05/15/44	380,439	0.3
1,250,000	Black Hills Corp., 2.500%, 01/11/19	1,262,879	1.0
260,000	CMS Energy Corp., 4.700%, 03/31/43	270,540	0.2
395,000	Entergy Louisiana LLC, 4.950%, 01/15/45	404,638	0.3
729,000	# Jersey Central Power & Light Co., 4.300%, 01/15/26	761,584	0.6
1,210,000	NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	1,246,622	0.9
690,000	Pacific Gas & Electric Co., 3.500%, 06/15/25	731,283	0.6
667,000	Potomac Electric Power Co., 4.150%, 03/15/43	699,690	0.5
276,000	Public Service Electric & Gas Co., 3.750%, 03/15/24	297,866	0.2
102,000	Public Service Co. of Oklahoma, 6.150%, 08/01/16	103,438	0.1
		6,158,979	4.7

	Total Corporate Bonds/Notes
	(Cost $117,094,882)	120,555,802	92.6

U.S. TREASURY OBLIGATIONS: 5.6%
	U.S. Treasury Bonds: 4.2%
4,694,000	1.625%, due 02/15/26	4,628,359	3.6
760,000	3.000%, due 11/15/45	820,800	0.6
		5,449,159	4.2

	U.S. Treasury Notes: 1.4%
1,860,000	1.125%, due 02/28/21	1,853,315	1.4

	Total U.S. Treasury Obligations
	(Cost $7,244,648)	7,302,474	5.6

	Total Investments in Securities (Cost $124,339,530)	$127,858,276	98.2
	Assets in Excess of Other Liabilities	2,282,373	1.8
	Net Assets	$130,140,649	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Cost for federal income tax purposes is $124,426,761.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$4,563,253
Gross Unrealized Depreciation	(1,131,738)

Net Unrealized Appreciation	$3,431,515

See Accompanying Notes to Financial Statements

4

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2016

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 86.4%
		Argentina: 1.7%
500,000	#	YPF SA, 8.500%, 03/23/21	501,875	0.6
500,000		YPF SA, 8.750%, 04/04/24	497,500	0.6
500,000	#	YPF SA, 8.750%, 04/04/24	497,500	0.5
			1,496,875	1.7

		Austria: 0.5%
500,000		ESAL GMBH, 6.250%, 02/05/23	441,875	0.5

		Brazil: 6.2%
500,000		Banco do Brasil SA/Cayman, 6.000%, 01/22/20	508,750	0.5
1,200,000		Fibria Overseas Finance Ltd., 5.250%, 05/12/24	1,167,000	1.3
725,000		Itau Unibanco Holding SA/Cayman Island, 5.500%, 08/06/22	721,520	0.8
500,000		Marfrig Overseas Ltd, 9.500%, 05/04/20	509,850	0.6
800,000		Petrobras Global Finance BV, 4.875%, 03/17/20	667,760	0.7
350,000		Petrobras Global Finance BV, 6.250%, 03/17/24	280,770	0.3
1,300,000		Suzano Trading Ltd., 5.875%, 01/23/21	1,319,500	1.5
500,000		Vale Overseas Ltd, 4.375%, 01/11/22	428,695	0.5
			5,603,845	6.2

		Chile: 7.2%
1,500,000		Celulosa Arauco y Constitucion SA, 4.750%, 01/11/22	1,593,108	1.8
500,000	#	Cencosud SA, 5.150%, 02/12/25	506,741	0.6
400,000		Cencosud SA, 5.500%, 01/20/21	427,741	0.5
750,000		Corp Nacional del Cobre de Chile, 4.500%, 09/16/25	767,806	0.8
600,000	#	Inversiones CMPC SA, 4.500%, 04/25/22	618,328	0.7
500,000		Inversiones CMPC SA, 4.750%, 09/15/24	518,703	0.6
1,000,000	#	Itau CorpBanca, 3.875%, 09/22/19	1,026,846	1.1
450,000		Telefonica Chile SA, 3.875%, 10/12/22	459,300	0.5
500,000	#	Telefonica Chile SA, 3.875%, 10/12/22	510,334	0.6
			6,428,907	7.2

		China: 4.4%
950,000		Bank of China Ltd, 5.000%, 11/13/24	988,376	1.1
300,000		China Overseas Finance Cayman II Ltd., 5.500%, 11/10/20	332,693	0.4
700,000		CNOOC Finance 2013 Ltd., 3.000%, 05/09/23	679,287	0.7
250,000	#	CNPC General Capital Ltd., 3.400%, 04/16/23	253,194	0.3
200,000		CNPC HK Overseas Capital Ltd., 4.500%, 04/28/21	216,279	0.2
700,000		Country Garden Holdings Co. Ltd., 7.500%, 03/09/20	733,425	0.8
750,000		Longfor Properties Co. Ltd, 6.875%, 10/18/19	791,250	0.9
			3,994,504	4.4

		Colombia: 2.1%
850,000		Bancolombia SA, 5.950%, 06/03/21	921,187	1.0
963,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	1,002,483	1.1
			1,923,670	2.1

		Croatia: 0.6%
500,000	#	Hrvatska Elektroprivreda, 5.875%, 10/23/22	513,955	0.6

		Hong Kong: 5.8%
1,350,000		Bestgain Real Estate, 2.625%, 03/13/18	1,349,062	1.5
250,000		Hutchison Whampoa International 11 Ltd., 4.625%, 01/13/22	276,318	0.3
900,000		Hutchison Whampoa International 12 Ltd., 6.000%, 04/29/49	931,950	1.1
1,050,000	#	Hutchison Whampoa International 12 Ltd., 6.000%, 05/29/49	1,087,275	1.2
750,000		Li & Fung Ltd, 5.250%, 05/13/20	819,337	0.9

See Accompanying Notes to Financial Statements

5

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (continued)

350,000		Swire Pacific MTN Financing Ltd., 4.500%, 10/09/23	382,825	0.4
300,000		Swire Pacific MTN Financing Ltd., 4.500%, 02/28/22	331,601	0.4
			5,178,368	5.8

		Hungary: 1.3%
500,000		MOL Group Finance SA, 6.250%, 09/26/19	542,368	0.6
600,000		MOL Group Finance SA, 6.250%, 09/26/19	650,841	0.7
			1,193,209	1.3

		India: 6.5%
1,000,000	#	Bharti Airtel International Netherlands BV, 5.350%, 05/20/24	1,080,360	1.2
1,000,000	#	Bharti Airtel Ltd, 4.375%, 06/10/25	1,018,095	1.1
450,000	#	ICICI Bank Ltd./Dubai, 4.700%, 02/21/18	469,618	0.5
500,000		ICICI Bank Ltd., 6.375%, 04/30/22	512,212	0.6
900,000		ICICI Bank Ltd/Dubai, 4.800%, 05/22/19	960,265	1.1
500,000	#	Reliance Holdings USA, Inc., 4.500%, 10/19/20	538,724	0.6
800,000		Reliance Holdings USA, Inc., 5.400%, 02/14/22	894,262	1.0
408,000	#	Reliance Industries Ltd., 5.875%, 12/31/49	405,450	0.4
			5,878,986	6.5

		Israel: 2.7%
850,000	#	Israel Electric Corp. Ltd., 6.875%, 06/21/23	1,005,470	1.1
725,000		Israel Electric Corp. Ltd., 7.250%, 01/15/19	804,913	0.9
500,000		Israel Electric Corp. Ltd, 6.875%, 06/21/23	591,453	0.7
			2,401,836	2.7

		Jamaica: 2.4%
350,000	#	Digicel Group Ltd., 6.000%, 04/15/21	315,000	0.3
850,000		Digicel Group Ltd., 8.250%, 09/30/20	734,187	0.8
1,250,000		Digicel Ltd., 6.000%, 04/15/21	1,125,000	1.3
			2,174,187	2.4

		Malaysia: 1.1%
1,000,000		IOI Investment L Bhd, 4.375%, 06/27/22	1,016,327	1.1

		Mexico: 8.3%
1,350,000		Alfa SAB de CV, 6.875%, 03/25/44	1,356,750	1.5
775,000	#	BBVA Bancomer SA/Texas, 6.750%, 09/30/22	862,110	1.0
250,000		Cemex SAB de CV, 5.700%, 01/11/25	232,375	0.3
1,000,000	#	Cemex SAB de CV, 5.700%, 01/11/25	929,500	1.0
500,000		Cemex SAB de CV, 7.250%, 01/15/21	521,250	0.6
500,000	#	Cemex SAB de CV, 7.750%, 04/16/26	514,900	0.6
300,000	#	Mexichem SAB de CV, 4.875%, 09/19/22	312,750	0.3
500,000		Mexichem SAB de CV, 5.875%, 09/17/44	450,625	0.5
400,000	#	Mexichem SAB de CV, 5.875%, 09/17/44	360,500	0.4
250,000		Mexichem SAB de CV, 6.750%, 09/19/42	247,812	0.3
800,000		Nemak SA de CV, 5.500%, 02/28/23	826,000	0.9
800,000	#	Nemak SA de CV, 5.500%, 02/28/23	826,000	0.9
			7,440,572	8.3

		Morocco: 1.4%
500,000	#	OCP SA, 4.500%, 10/22/25	479,543	0.5
750,000		OCP SA, 5.625%, 04/25/24	781,800	0.9
			1,261,343	1.4

		Peru: 5.5%
750,000		Banco de Credito del Peru/Panama, 5.375%, 09/16/20	821,250	0.9
1,300,000	#	Cementos Pacasmayo SAA, 4.500%, 02/08/23	1,270,100	1.4
500,000		Corp Financiera de Desarrollo SA, 4.750%, 02/08/22	526,250	0.6
600,000	#	Corp Financiera de Desarrollo SA, 4.750%, 07/15/25	621,000	0.7
350,000		Southern Copper Corp., 5.250%, 11/08/42	288,744	0.3
1,100,000		Southern Copper Corp., 5.875%, 04/23/45	978,941	1.1
475,000		Southern Copper Corp., 6.750%, 04/16/40	464,336	0.5
			4,970,621	5.5

		Qatar: 0.6%
517,000		Qtel International Finance Ltd., 4.750%, 02/16/21	568,377	0.6

		Russia: 10.1%
500,000		Alfa Bank AO Via Alfa Bond Issuance PLC, 7.750%, 04/28/21	540,975	0.6
1,010,000		ALROSA Finance SA, 7.750%, 11/03/20	1,104,415	1.2
725,000	#	EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd., 5.125%, 12/12/17	740,825	0.8
1,250,000		Gazprom Neft OAO Via GPN Capital SA, 4.375%, 09/19/22	1,155,650	1.3
900,000		Gazprom OAO Via Gaz Capital SA, 6.510%, 03/07/22	944,312	1.1
600,000		Gazprom OAO Via Gaz Capital SA, 8.625%, 04/28/34	709,891	0.8

See Accompanying Notes to Financial Statements

6

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (continued)

100,000	#	Gazprom OAO Via Gaz Capital SA, 9.250%, 04/23/19	113,681	0.1
500,000		Lukoil International Finance BV, 6.125%, 11/09/20	528,750	0.6
500,000	#	MMC Finance Ltd., 5.550%, 10/28/20	513,075	0.6
750,000		MMC Norilsk Nickel OJSC via MMC Finance Ltd., 5.550%, 10/28/20	769,612	0.9
1,050,000		MTS International Funding Ltd., 8.625%, 06/22/20	1,199,583	1.3
800,000		Sberbank of Russia Via SB Capital SA, 5.500%, 02/26/24	730,448	0.8
			9,051,217	10.1

		Singapore: 2.2%
1,000,000	#	Oversea-Chinese Banking Corp. Ltd., 4.000%, 10/15/24	1,039,818	1.2
900,000		Oversea-Chinese Banking Corp. Ltd., 4.250%, 06/19/24	946,450	1.0
			1,986,268	2.2

		South Africa: 2.2%
1,000,000		AngloGold Ashanti Holdings PLC, 5.125%, 08/01/22	943,560	1.0
1,075,000		Sasol Financing International PLC, 4.500%, 11/14/22	1,044,094	1.2
			1,987,654	2.2

		South Korea: 1.2%
1,000,000	#	Woori Bank Co. Ltd., 4.750%, 04/30/24	1,052,689	1.2

		Sweden: 1.1%
1,000,000		Millicom International Cellular SA, 6.625%, 10/15/21	1,015,000	1.1

		Thailand: 1.6%
900,000	#	PTT Exploration & Production PCL, 4.875%, 12/29/49	878,571	1.0
250,000		PTTEP Canada International Finance Ltd., 5.692%, 04/05/21	282,557	0.3
200,000		PTTEP Canada International Finance Ltd., 6.350%, 06/12/42	244,145	0.3
			1,405,273	1.6

		Turkey: 5.7%
300,000		Akbank TAS, 5.125%, 03/31/25	291,469	0.3
625,000	#	Coca-Cola Icecek AS, 4.750%, 10/01/18	652,063	0.7
500,000	#	Turk Telekomunikasyon AS, 4.875%, 06/19/24	480,610	0.5
1,550,000		Turkiye Halk Bankasi AS, 4.750%, 02/11/21	1,500,989	1.7
600,000		Turkiye Vakiflar Bankasi, 6.875%, 02/03/25	592,956	0.7
1,500,000	#	Yapi ve Kredi Bankasi AS, 8.500%, 03/09/26	1,577,872	1.8
			5,095,959	5.7

		United Arab Emirates: 3.3%
200,000		Abu Dhabi National Energy Co., 5.875%, 12/13/21	224,500	0.2
765,000	#	Abu Dhabi National Energy Co., 5.875%, 12/13/21	858,712	1.0
798,000	#	Dolphin Energy Ltd., 5.500%, 12/15/21	894,061	1.0
980,000		DP World Ltd., 6.850%, 07/02/37	1,003,971	1.1
			2,981,244	3.3

		United States: 0.7%
650,000		CNOOC Finance 2015 USA LLC, 3.500%, 05/05/25	640,487	0.7

	Total Corporate Bonds/Notes
	(Cost $75,996,674)		77,703,248	86.4

FOREIGN GOVERNMENT BONDS: 5.6%
		China: 0.6%
500,000	#	CNOOC Curtis Funding No 1 Pty Ltd, 4.500%, 10/03/23	531,131	0.6

		Kazakhstan: 2.2%
875,000		Kazakhstan Government International Bond, 5.125%, 07/21/25	904,094	1.0
1,000,000	#	Kazakhstan Government International Bond, 6.500%, 07/21/45	1,041,665	1.2
			1,945,759	2.2

		Mexico: 2.8%
1,500,000		Petroleos Mexicanos, 4.875%, 01/18/24	1,474,125	1.6
1,250,000		Petroleos Mexicanos, 5.625%, 01/23/46	1,055,187	1.2
			2,529,312	2.8

	Total Foreign Government Bonds
	(Cost $4,683,162)		5,006,202	5.6

	Total Long-Term Investments
	(Cost $80,679,836)		82,709,450	92.0

SHORT-TERM INVESTMENTS: 10.4%
		U.S. Government Agency Obligations: 1.1%
500,000	Z	Federal Home Loan Bank Notes, 0.520%, 02/10/17	497,769	0.5
505,000	Z	Freddie Mac Notes, 0.250%, 05/16/16	504,842	0.6
			1,002,611	1.1

See Accompanying Notes to Financial Statements

7

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (continued)

Shares		Value	Percentage of Net Assets
		Mutual Funds: 9.3%
4,165,000	BlackRock Liquidity Funds, TempCash, Institutional Class, 0.330%††	4,165,000	4.6
4,225,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.400%††	4,225,000	4.7
	Total Mutual Funds
	(Cost $8,390,000)	8,390,000	9.3

	Total Short-Term Investments
	(Cost $9,391,948)	9,392,611	10.4

	Total Investments in Securities (Cost $90,071,784)	$92,102,061	102.4
	Liabilities in Excess of Other Assets	(2,176,499)	(2.4)
	Net Assets	$89,925,562	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

Cost for federal income tax purposes is $90,247,426.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,566,769
Gross Unrealized Depreciation	(712,134)

Net Unrealized Appreciation	$1,854,635

See Accompanying Notes to Financial Statements

8

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2016

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 9.3%
		Argentina: 2.6%
2,500,000	#	YPF SA, 8.500%, 03/23/21	2,509,375	1.9
1,000,000	#	YPF SA, 8.750%, 04/04/24	995,000	0.7
			3,504,375	2.6

		Croatia: 1.5%
2,000,000	#	Hrvatska Elektroprivreda, 5.875%, 10/23/22	2,055,820	1.5

		Israel: 0.4%
500,000	#	Israel Electric Corp. Ltd., 5.000%, 11/12/24	531,500	0.4

		Mexico: 1.8%
2,000,000	#	Banco Nacional de Comercio Exterior SNC, 4.375%, 10/14/25	2,019,000	1.5
500,000	#	Cemex SAB de CV, 7.750%, 04/16/26	514,900	0.3
			2,533,900	1.8

		Panama: 0.8%
1,000,000	#	Autoridad del Canal de Panama, 4.950%, 07/29/35	1,055,000	0.8

		Russia: 1.1%
1,500,000		Vnesheconombank Via VEB Finance PLC, 6.025%, 07/05/22	1,473,750	1.1
		Turkey: 1.1%
1,500,000	#	KOC Holding AS, 5.250%, 03/15/23	1,497,225	1.1

	Total Corporate Bonds/Notes
	(Cost $12,402,319)		12,651,570	9.3

U.S. TREASURY OBLIGATIONS: 0.0%
		U.S. Treasury Notes: 0.0%
18,000		1.750%, due 01/31/23	18,255	0.0

	Total U.S. Treasury Obligations
	(Cost $18,000)		18,255	0.0

FOREIGN GOVERNMENT BONDS: 83.5%
		Angola: 1.0%
1,500,000	#	Angolan Government International Bond, 9.500%, 11/12/25	1,370,625	1.0

		Argentina: 4.3%
2,388,341	±	Argentina Government International Bond, 2.500%, 12/31/38	1,601,383	1.2
1,402,038	±	Argentina Government International Bond, 8.280%, 12/31/33	1,682,445	1.2
750,000		City of Buenos Aires Argentina, 9.950%, 03/01/17	787,500	0.6
1,000,000	#	Provincia de Buenos Aires/Argentina, 9.125%, 03/16/24	1,030,500	0.7
750,000	#	Provincia de Buenos Aires/Argentina, 9.950%, 06/09/21	789,375	0.6
			5,891,203	4.3

See Accompanying Notes to Financial Statements

9

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (continued)

		Armenia: 0.5%
751,000	#	Armenia International Bond, 6.000%, 09/30/20	745,968	0.5

		Azerbaijan: 0.4%
500,000		Republic of Azerbaijan, 4.750%, 03/18/24	477,500	0.4

		Bolivia: 0.4%
500,000	#	Bolivian Government International Bond, 5.950%, 08/22/23	570,000	0.4

		Brazil: 2.7%
750,000		Banco Nacional de Desenvolvimento Economico e Social, 5.500%, 07/12/20	750,937	0.5
800,000	#	Banco Nacional de Desenvolvimento Economico e Social, 5.750%, 09/26/23	774,960	0.6
2,500,000		Brazilian Government International Bond, 2.625%, 01/05/23	2,143,750	1.6
			3,669,647	2.7

		Chile: 1.1%
1,700,000	#	Corp Nacional del Cobre de Chile, 4.250%, 07/17/42	1,463,158	1.1

		Colombia: 2.0%
400,000		Colombia Government International Bond, 2.625%, 03/15/23	373,000	0.2
500,000		Colombia Government International Bond, 6.125%, 01/18/41	527,500	0.4
1,500,000		Colombia Government International Bond, 8.125%, 05/21/24	1,875,750	1.4
			2,776,250	2.0

		Costa Rica: 1.1%
1,100,000	#	Costa Rica Government International Bond, 4.250%, 01/26/23	1,009,250	0.8
600,000	#	Costa Rica Government International Bond, 5.625%, 04/30/43	463,500	0.3
			1,472,750	1.1

		Croatia: 1.2%
1,000,000		Croatia Government International Bond, 5.500%, 04/04/23	1,057,612	0.8
500,000	#	Croatia Government International Bond, 5.500%, 04/04/23	528,806	0.4
			1,586,418	1.2

		Dominican Republic: 3.1%
2,000,000	#	Dominican Republic International Bond, 5.500%, 01/27/25	2,010,000	1.5
1,050,000		Dominican Republic International Bond, 5.875%, 04/18/24	1,078,875	0.8
1,000,000	#	Dominican Republic International Bond, 6.600%, 01/28/24	1,067,500	0.8
			4,156,375	3.1

		Egypt: 1.3%
1,130,000		Egypt Government International Bond, 5.750%, 04/29/20	1,135,650	0.8
750,000	#	Egypt Government International Bond, 5.875%, 06/11/25	671,250	0.5
			1,806,900	1.3

		El Salvador: 0.6%
1,000,000	#	El Salvador Government International Bond, 6.375%, 01/18/27	870,000	0.6

		Gabon: 0.5%
737,000	#	Gabonese Republic, 6.375%, 12/12/24	615,395	0.5

		Guatemala: 0.2%
250,000		Guatemala Government Bond, 8.125%, 10/06/34	321,375	0.2

		Hungary: 3.3%
1,250,000		Hungary Government International Bond, 5.375%, 02/21/23	1,387,949	1.0
750,000		Hungary Government International Bond, 6.250%, 01/29/20	835,683	0.6
500,000		Hungary Government International Bond, 7.625%, 03/29/41	709,950	0.6
1,500,000	#	Magyar Export-Import Bank Zrt, 4.000%, 01/30/20	1,525,182	1.1
			4,458,764	3.3

		Indonesia: 5.9%
1,500,000	#	Indonesia Government International Bond, 4.125%, 01/15/25	1,510,777	1.1
1,700,000		Indonesia Government International Bond, 8.500%, 10/12/35	2,310,416	1.7
750,000		Pertamina Persero PT, 4.300%, 05/20/23	733,453	0.5
1,500,000		Pertamina Persero PT, 5.625%, 05/20/43	1,328,605	1.0
2,000,000		Perusahaan Listrik Negara PT, 5.500%, 11/22/21	2,162,600	1.6
			8,045,851	5.9

		Ivory Coast: 1.7%
2,450,000		Ivory Coast Government International Bond, 5.750%, 12/31/32	2,272,375	1.7

		Jamaica: 1.5%
2,000,000		Jamaica Government International Bond, 6.750%, 04/28/28	2,055,000	1.5

See Accompanying Notes to Financial Statements

10

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (continued)

		Kazakhstan: 3.6%
1,750,000	#	Development Bank of Kazakhstan JSC, 4.125%, 12/10/22	1,568,437	1.2
1,000,000	#	KazAgro National Management Holding JSC, 4.625%, 05/24/23	837,500	0.6
500,000	#	Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	443,125	0.3
2,000,000	#	Kazakhstan Government International Bond, 6.500%, 07/21/45	2,083,330	1.5
			4,932,392	3.6

		Kenya: 0.3%
500,000	#	Kenya Government International Bond, 6.875%, 06/24/24	473,750	0.3

		Lebanon: 1.8%
2,470,000		Lebanon Government International Bond, 6.100%, 10/04/22	2,422,082	1.8

		Lithuania: 1.1%
500,000		Lithuania Government International Bond, 6.625%, 02/01/22	604,870	0.4
750,000		Lithuania Government International Bond, 7.375%, 02/11/20	889,264	0.7
			1,494,134	1.1

		Mexico: 6.5%
500,000	#	Comision Federal de Electricidad, 5.750%, 02/14/42	485,000	0.3
1,000,000		Mexico Government International Bond, 4.000%, 10/02/23	1,050,000	0.8
1,750,000		Petroleos Mexicanos, 4.500%, 01/23/26	1,634,500	1.2
471,000		Petroleos Mexicanos, 4.875%, 01/18/24	462,875	0.3
2,750,000		Petroleos Mexicanos, 5.500%, 06/27/44	2,303,125	1.7
2,750,000	#	Petroleos Mexicanos, 6.875%, 08/04/26	2,983,750	2.2
			8,919,250	6.5

		Morocco: 1.3%
1,500,000		Morocco Government International Bond, 4.250%, 12/11/22	1,536,187	1.1
250,000	#	Morocco Government International Bond, 5.500%, 12/11/42	260,625	0.2
			1,796,812	1.3

		Namibia: 0.8%
1,000,000		Namibia International Bonds, 5.500%, 11/03/21	1,045,000	0.8
		Pakistan: 0.4%
500,000		Pakistan Government International Bond, 6.875%, 06/01/17	517,782	0.4

		Panama: 4.1%
1,000,000		Panama Government International Bond, 3.875%, 03/17/28	1,012,500	0.7
600,000		Panama Government International Bond, 4.300%, 04/29/53	564,000	0.4
1,000,000		Panama Government International Bond, 4.000%, 09/22/24	1,055,000	0.8
1,200,000		Panama Government International Bond, 5.200%, 01/30/20	1,326,000	1.0
1,250,000		Panama Government International Bond, 6.700%, 01/26/36	1,600,000	1.2
			5,557,500	4.1

		Paraguay: 0.8%
1,100,000		Republic of Paraguay, 4.625%, 01/25/23	1,119,250	0.8

		Peru: 1.4%
1,000,000		El Fondo MIVIVIENDA S.A., 3.500%, 01/31/23	975,400	0.7
861,000		Peruvian Government International Bond, 5.625%, 11/18/50	970,778	0.7
			1,946,178	1.4

		Philippines: 2.5%
1,000,000		Philippine Government International Bond, 6.375%, 01/15/32	1,383,221	1.0
1,000,000		Philippine Government International Bond, 7.750%, 01/14/31	1,522,987	1.1
400,000		Philippine Government International Bond, 8.375%, 06/17/19	486,880	0.4
			3,393,088	2.5

		Poland: 5.9%
3,410,000		Poland Government International Bond, 3.250%, 04/06/26	3,405,567	2.5
3,500,000		Poland Government International Bond, 3.000%, 03/17/23	3,515,544	2.6
1,000,000		Poland Government International Bond, 5.125%, 04/21/21	1,119,591	0.8
			8,040,702	5.9

		Romania: 1.5%
500,000	#	Romanian Government International Bond, 4.375%, 08/22/23	532,628	0.4
1,310,000		Romanian Government International Bond, 6.750%, 02/07/22	1,554,544	1.1
			2,087,172	1.5

See Accompanying Notes to Financial Statements

11

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (continued)

		Russia: 1.5%
2,000,000	#	Russian Foreign Bond - Eurobond, 4.875%, 09/16/23	2,093,614	1.5

		South Africa: 1.9%
1,500,000	#	Eskom Holdings SOC Ltd, 7.125%, 02/11/25	1,392,532	1.0
1,250,000	#	Transnet SOC Ltd., 4.000%, 07/26/22	1,135,374	0.9
			2,527,906	1.9

		Sri Lanka: 0.6%
870,000	#	Sri Lanka Government International Bond, 5.875%, 07/25/22	822,836	0.6

		Tanzania: 0.3%
444,445		Tanzania Government International Bond, 6.892%, 03/09/20	451,112	0.3

		Trinidad And Tobago: 0.7%
406,250		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	385,938	0.3
500,000		Petroleum Co. of Trinidad & Tobago Ltd., 9.750%, 08/14/19	518,750	0.4
			904,688	0.7

		Turkey: 5.5%
1,500,000		Turkey Government International Bond, 4.875%, 10/09/26	1,522,241	1.1
2,500,000		Turkey Government International Bond, 6.000%, 01/14/41	2,702,610	2.0
2,700,000		Turkey Government International Bond, 7.375%, 02/05/25	3,242,700	2.4
			7,467,551	5.5

		Ukraine: 2.1%
700,000	#	Ukraine Government International Bond, 05/31/40	231,595	0.2
441,000	#	Ukraine Government International Bond, 7.750%, 09/01/20	414,650	0.3
346,000	#	Ukraine Government International Bond, 7.750%, 09/01/21	321,967	0.3
346,000	#	Ukraine Government International Bond, 7.750%, 09/01/22	318,320	0.3
346,000	#	Ukraine Government International Bond, 7.750%, 09/01/23	314,722	0.2
346,000	#	Ukraine Government International Bond, 7.750%, 09/01/24	310,968	0.2
346,000	#	Ukraine Government International Bond, 7.750%, 09/01/25	308,442	0.2
346,000	#	Ukraine Government International Bond, 7.750%, 09/01/26	307,033	0.2
346,000	#	Ukraine Government International Bond, 7.750%, 09/01/27	306,106	0.2
			2,833,803	2.1

		Uruguay: 2.9%
2,150,000		Uruguay Government International Bond, 4.375%, 10/27/27	2,214,500	1.6
375,000		Uruguay Government International Bond, 4.500%, 08/14/24	399,375	0.3
785,000		Uruguay Government International Bond, 7.625%, 03/21/36	1,004,800	0.7
300,000		Uruguay Government International Bond, 8.000%, 11/18/22	375,375	0.3
			3,994,050	2.9

		Venezuela: 1.3%
500,000		Petroleos de Venezuela SA, 5.250%, 04/12/17	255,250	0.2
1,000,000		Petroleos de Venezuela SA, 9.000%, 11/17/21	375,000	0.3
1,750,000		Petroleos de Venezuela SA, 9.750%, 05/17/35	671,563	0.5
1,250,000		Venezuela Government International Bond, 9.250%, 09/15/27	506,250	0.3
			1,808,063	1.3

		Vietnam: 1.0%
1,200,000		Vietnam Government International Bond, 6.750%, 01/29/20	1,335,757	1.0

		Zambia: 0.9%
1,000,000	#	Zambia Government International Bond, 8.500%, 04/14/24	832,500	0.6
500,000	#	Zambia Government International Bond, 8.970%, 07/30/27	415,000	0.3
			1,247,500	0.9

	Total Foreign Government Bonds
	(Cost $115,303,365)		113,857,526	83.5

	Total Long-Term Investments
	(Cost $127,723,684)		126,527,351	92.8

SHORT-TERM INVESTMENTS: 5.8%
		U.S. Government Agency Obligations: 0.6%
750,000	Z	Federal Home Loan Bank Notes, 0.520%, 02/10/17
		(Cost $745,734)	746,653	0.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 5.2%
751,000	BlackRock Liquidity Funds, TempCash, Institutional Class, 0.330%††	751,000	0.5

See Accompanying Notes to Financial Statements

12

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (continued)

6,341,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.400%††	6,341,000	4.7
	Total Mutual Funds
	(Cost $7,092,000)	7,092,000	5.2

	Total Short-Term Investments
	(Cost $7,837,734)	7,838,653	5.8

	Total Investments in Securities (Cost $135,561,418)	$134,366,004	98.6
	Assets in Excess of Other Liabilities	1,925,102	1.4
	Net Assets	$136,291,106	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
±	Defaulted security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

Cost for federal income tax purposes is $136,018,745.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$4,660,486
Gross Unrealized Depreciation	(6,313,227)

Net Unrealized Depreciation	$(1,652,741)

See Accompanying Notes to Financial Statements

13

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2016

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 1.5%
			Brazil: 0.6%
BRL	2,000,000		Banco do Brasil SA/Cayman, 9.750%, 07/18/17	508,948	0.6

			United States: 0.9%
MXN	11,000,000		General Electric Capital Corp., 8.500%, 04/06/18	683,921	0.9

		Total Corporate Bonds/Notes
		(Cost $1,415,493)		1,192,869	1.5

FOREIGN GOVERNMENT BONDS: 76.3%
			Brazil: 5.0%
BRL	1,200,000		Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/19	317,522	0.4
BRL	5,500,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/17	1,491,145	1.8
BRL	9,500,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	2,313,421	2.8
				4,122,088	5.0

			Colombia: 3.1%
COP	2,700,000,000	#	Colombia Government International Bond, 7.000%, 05/04/22	870,287	1.1
COP	4,400,000,000	#	Colombia Government International Bond, 10.000%, 07/24/24	1,652,305	2.0
				2,522,592	3.1

			Hungary: 4.5%
HUF	230,000,000		Hungary Government Bond, 3.500%, 06/24/20	893,550	1.1
HUF	50,000,000		Hungary Government Bond, 4.000%, 04/25/18	191,521	0.2
HUF	150,000,000		Hungary Government Bond, 6.500%, 06/24/19	628,588	0.8
HUF	160,000,000		Hungary Government International Bond, 6.000%, 11/24/23	716,603	0.9
HUF	273,000,000		Hungary Government International Bond, 7.000%, 06/24/22	1,260,441	1.5
				3,690,703	4.5

			Indonesia: 7.6%
IDR	10,000,000,000		Indonesia Treasury Bond, 7.875%, 04/15/19	762,391	0.9
IDR	15,000,000,000		Indonesia Treasury Bond, 8.250%, 06/15/32	1,132,229	1.4
IDR	20,290,000,000		Indonesia Treasury Bond, 8.250%, 07/15/21	1,588,162	1.9
IDR	10,000,000,000		Indonesia Treasury Bond, 8.375%, 03/15/24	783,635	0.9
IDR	10,000,000,000		Indonesia Treasury Bond, 8.375%, 03/15/34	765,443	0.9
IDR	16,000,000,000		Indonesia Treasury Bond, 9.000%, 03/15/29	1,280,422	1.6
				6,312,282	7.6

			Malaysia: 4.8%
MYR	6,500,000		Malaysia Government Bond, 3.480%, 03/15/23	1,637,752	2.0
MYR	242,000		Malaysia Government Bond, 3.492%, 03/31/20	62,229	0.1
MYR	4,000,000		Malaysia Government Bond, 4.160%, 07/15/21	1,053,749	1.3
MYR	2,000,000		Malaysia Government Bond, 4.181%, 07/15/24	523,728	0.6
MYR	750,000		Malaysia Government Bond, 4.378%, 11/29/19	198,674	0.2
MYR	1,800,000		Malaysia Government Bond, 4.392%, 04/15/26	474,658	0.6
				3,950,790	4.8

			Mexico: 9.4%
MXN	15,400,000		Mexican Bonos, 4.750%, 06/14/18	896,808	1.1
MXN	15,700,000		Mexican Bonos, 6.500%, 06/10/21	955,351	1.2
MXN	19,000,000		Mexican Bonos, 8.500%, 11/18/38	1,335,040	1.6
MXN	24,500,000		Mexican Bonos, 8.000%, 06/11/20	1,567,321	1.9
MXN	40,000,000		Mexican Bonos, 10.000%, 12/05/24	2,976,729	3.6
				7,731,249	9.4

			Peru: 0.6%
PEN	1,620,000	#	Peruvian Government International Bond, 7.840%, 08/12/20	525,436	0.6

			Philippines: 0.7%
PHP	26,000,000		Philippine Government International Bond, 3.900%, 11/26/22	557,865	0.7

			Poland: 8.3%
PLN	2,525,000		Poland Government Bond, 3.250%, 07/25/25	706,306	0.8
PLN	4,000,000		Poland Government Bond, 3.750%, 04/25/18	1,123,178	1.4
PLN	4,000,000		Poland Government Bond, 4.000%, 10/25/23	1,181,443	1.4

See Accompanying Notes to Financial Statements

14

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (continued)

PLN	730,000	Poland Government Bond, 5.500%, 10/25/19	221,553	0.3
PLN	11,500,000	Poland Government Bond, 5.750%, 10/25/21	3,657,550	4.4
			6,890,030	8.3

		Romania: 4.3%
RON	6,200,000	Romania Government Bond, 5.600%, 11/28/18	1,755,009	2.1
RON	6,150,000	Romania Government Bond, 5.950%, 06/11/21	1,822,284	2.2
			3,577,293	4.3

		Russia: 1.4%
RUB	75,000,000	Russian Federal Bond - OFZ, 6.700%, 05/15/19	1,050,234	1.3
RUB	10,000,000	Russian Federal Bond - OFZ, 7.600%, 04/14/21	140,738	0.1
			1,190,972	1.4

		South Africa: 3.8%
ZAR	1,800,000	Kommunalbanken AS, 6.500%, 06/07/18	117,248	0.1
ZAR	11,303,122	South Africa Government Bond, 6.250%, 03/31/36	534,192	0.7
ZAR	3,000,000	South Africa Government Bond, 7.250%, 01/15/20	194,797	0.2
ZAR	31,400,000	South Africa Government Bond, 10.500%, 12/21/26	2,325,881	2.8
			3,172,118	3.8

		South Korea: 2.8%
MYR	9,000,000	Export-Import Bank of Korea, 4.070%, 02/02/17	2,311,280	2.8

		Supranational: 6.2%
MYR	7,000,000	Asian Development Bank, 4.000%, 02/08/17	1,810,697	2.2
ZAR	12,000,000	European Investment Bank, 6.750%, 09/15/17	799,358	1.0
ZAR	3,750,000	European Investment Bank, 8.375%, 07/29/22	245,926	0.3
ZAR	8,000,000	European Investment Bank, 9.000%, 12/21/18	547,427	0.7
ZAR	9,160,000	European Investment Bank, 9.000%, 03/31/21	622,039	0.7
IDR	7,500,000,000	Inter-American Development Bank, 7.250%, 07/17/17	565,136	0.7
ZAR	7,500,000	Nordic Investment Bank, 7.000%, 09/25/18	493,783	0.6
			5,084,366	6.2

		Thailand: 5.7%
THB	96,000,000	Thailand Government Bond, 3.625%, 06/16/23	3,107,595	3.7
THB	26,000,000	Thailand Government Bond, 3.650%, 12/17/21	826,952	1.0
THB	26,400,000	Thailand Government Bond, 3.875%, 06/13/19	809,429	1.0
			4,743,976	5.7

		Turkey: 8.1%
TRY	2,500,000	Turkey Government Bond, 6.300%, 02/14/18	838,642	1.0
TRY	555,000	Turkey Government Bond, 7.100%, 03/08/23	171,850	0.2
TRY	11,000,000	Turkey Government Bond, 9.000%, 03/08/17	3,882,284	4.7
TRY	5,000,000	Turkey Government Bond, 9.500%, 01/12/22	1,762,900	2.2
			6,655,676	8.1

		Total Foreign Government Bonds
		(Cost $75,216,883)	63,038,716	76.3

CREDIT-LINKED NOTES: 2.5%
		Colombia: 1.2%
	2,042,606	# Citigroup Funding, Inc., (Republic of Colombia), 7.500%, 08/27/26	968,810	1.2

		Indonesia: 1.3%
IDR	15,000,000,000	# JPMorgan Chase & Co., (Republic of Indonesia), 6.250%, 04/17/17	1,122,738	1.3

		Total Credit-Linked Notes
		(Cost $3,653,548)	2,091,548	2.5

		Total Long-Term Investments
		(Cost $80,285,924)	66,323,133	80.3

SHORT-TERM INVESTMENTS: 16.5%
			Corporate Bonds/Notes: 1.2%
MXN	600,000	BNP Paribas SA, 5.020%, 09/27/16	34,545	0.1
TRY	550,000	Cooperatieve Rabobank UA, 5.500%, 05/20/16	193,743	0.2

See Accompanying Notes to Financial Statements

15

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (continued)

RUB	50,900,000		Gazprombank OJSC Via GPB Eurobond Finance PLC, 7.875%, 07/25/16	748,746	0.9
				977,034	1.2

			U.S. Government Agency Obligations: 3.4%
	300,000	Z	Fannie Mae Notes, 0.300%, 06/08/16	299,830	0.4
	2,000,000	Z	Fannie Mae Notes, 0.350%, 07/06/16	1,998,134	2.4
	500,000	Z	Federal Home Loan Bank Notes, 0.520%, 02/10/17	497,768	0.6
				2,795,732	3.4

			U.S. Treasury Bills: 0.6%
	500,000		United States Treasury Bill, 04/28/16
			(Cost $499,936)	499,938	0.6

			Foreign Government Bonds: 2.0%
TRY	453,000		Asian Development Bank, 7.000%, 04/12/16	160,568	0.2
ZAR	7,960,000		European Investment Bank, 5.000%, 04/29/16	537,857	0.6
HUF	55,600,000		European Investment Bank, 6.250%, 10/27/16	208,158	0.3
ZAR	6,600,000		International Bank for Reconstruction & Development, 0.500%, 05/09/16	443,392	0.5
ZAR	2,760,000		Kommunalbanken AS, 7.600%, 05/20/16	186,720	0.2
ZAR	1,100,000		Municipality Finance PLC, 0.500%, 04/26/16	74,273	0.1
RUB	3,400,000		Svensk Exportkredit AB, 6.500%, 04/25/16	50,445	0.1
				1,661,413	2.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 9.3%
4,077,000	BlackRock Liquidity Funds, TempCash, Institutional Class, 0.330%††	4,077,000	4.9
3,626,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.400%††	3,626,000	4.4
	Total Mutual Funds
	(Cost $7,703,000)	7,703,000	9.3

	Total Short-Term Investments
	(Cost $13,459,599)	13,637,117	16.5

Total Investments in Securities (Cost $93,745,523)	$79,960,250	96.8
Assets in Excess of Other Liabilities	2,661,744	3.2
Net Assets	$82,621,994	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

BRL	Brazilian Real
COP	Colombian Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish New Lira
ZAR	South African Rand

Cost for federal income tax purposes is $94,002,602.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$1,086,800
Gross Unrealized Depreciation	(15,129,152)

Net Unrealized Depreciation	$(14,042,352)

See Accompanying Notes to Financial Statements

16

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2016

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 70.1%
		United States: 70.1%
1,094,937		Alternative Loan Trust 2005-31, 0.713%, 08/25/35	886,273	0.6
721,778		Alternative Loan Trust 2005-65CB 1A3, 5.500%, 01/25/36	647,895	0.4
1,298,028		Alternative Loan Trust 2005-J2, 0.833%, 04/25/35	1,030,723	0.7
764,903		Alternative Loan Trust 2006-19CB A12, 0.833%, 08/25/36	511,747	0.4
2,000,000	#	BAMLL Re-REMIC Trust 2015-FRR11, 1.883%, 09/27/44	1,826,874	1.3
1,000,000		Banc of America Commercial Mortgage Trust 2007-3 B, 5.543%, 06/10/49	987,583	0.7
1,000,000		Banc of America Commercial Mortgage Trust 2007-4 AJ, 5.808%, 02/10/51	1,005,214	0.7
813,000	#	Banc of America Commercial Mortgage Trust 2007-4 B, 5.808%, 02/10/51	791,666	0.5
51,500,000	#,^	BBCCRE Trust 2015-GTP XB, 0.215%, 08/10/33	937,655	0.6
772,285		Bear Stearns ALT-A Trust 2005-10, 2.623%, 01/25/36	633,009	0.4
1,262,723		Bear Stearns Alternative-A Trust, 2.792%, 09/25/35	1,056,014	0.7
398,064		Bear Stearns Alternative-A Trust, 3.006%, 05/25/35	383,028	0.3
1,500,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP16, 5.208%, 02/13/46	1,530,247	1.1
1,000,000		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9 D, 5.074%, 09/11/42	991,416	0.7
2,000,000	#	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 G 2/42, 5.769%, 02/13/42	2,030,654	1.4
2,257,000	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.728%, 04/12/38	2,097,335	1.4
1,000,000		Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17 AJ, 5.885%, 06/11/50	974,752	0.7
750,000	#	Bellemeade Re Ltd. 2015-1A M2, 4.733%, 07/25/25	728,211	0.5
516,724		Chase Mortgage Finance Trust Series 2006-A1, 2.671%, 09/25/36	460,867	0.3
411,363		Chase Mortgage Finance Trust Series 2007-A1, 2.757%, 02/25/37	377,113	0.3
446,663		CHL Mortgage Pass-Through Trust 2007-14, 0.833%, 09/25/37	356,862	0.2
1,410,044		CHL Mortgage Pass-Through Trust 2006-1, 6.000%, 03/25/36	1,280,517	0.9
1,000,000	#	Citigroup Commercial Mortgage Trust 2012-GC8 D, 4.877%, 09/10/45	931,660	0.6
1,146,027		Citigroup Mortgage Loan Trust 2006-AR2, 2.912%, 03/25/36	1,044,555	0.7
1,323,381	#	Citigroup Mortgage Loan Trust 2013-7, 2.543%, 08/25/36	1,078,244	0.7
984,883		Citigroup Mortgage Loan Trust, Inc. 2005-3 2A2, 2.744%, 08/25/35	910,223	0.6
577,260		Citigroup Mortgage Loan Trust, Inc., 2.932%, 09/25/37	522,615	0.4
474,957		CitiMortgage Alternative Loan Trust Series 2007-A6 1A10, 6.000%, 06/25/37	409,906	0.3
500,000		COBALT CMBS Commercial Mortgage Trust 2006-C1 AM, 5.254%, 08/15/48	496,937	0.3
13,257,463	^	COMM 2012-CCRE5 XA Mortgage Trust, 1.827%, 12/10/45	994,196	0.7
58,574,758	#,^	COMM 2014-FL4 Mortgage Trust, 1.985%, 05/13/16	121,959	0.1
14,657,853	^	COMM 2014-LC15 XA Mortgage Trust, 1.387%, 04/10/47	989,323	0.7
500,000		Commercial Mortgage Trust 2007-GG11 AJ, 6.031%, 12/10/49	492,824	0.3
500,679	#	Countrywide Commercial Mortgage Trust 2007-MF1 A, 6.072%, 11/12/43	506,995	0.4
1,051,699		Countrywide Home Loan Mortgage Pass-through Trust, 2.664%, 11/25/34	995,447	0.7

See Accompanying Notes to Financial Statements

17

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (continued)

500,000		Credit Suisse Commercial Mortgage Trust Series 2007-C4, 5.941%, 09/15/39	477,875	0.3
1,355,993	#,^	DBUBS 2011-LC1 XA Mortgage Trust, 0.961%, 11/10/46	33,025	0.0
759,617	#	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1, 4.270%, 06/27/37	752,892	0.5
1,500,000		Fannie Mae Connecticut Avenue Securities, 6.435%, 09/25/28	1,530,448	1.1
63,109,423	^	Fannie Mae Series 2011-M3 X, 0.002%, 07/25/21	629,832	0.4
1,048,594		First Horizon Mortgage Pass-Through Trust 2006-AR4, 2.736%, 01/25/37	923,218	0.6
3,307,000	^	Freddie Mac Series K015 X3, 2.801%, 08/25/39	410,885	0.3
1,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN4 M3, 4.983%, 10/25/24	994,655	0.7
1,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 5.183%, 10/25/24	1,008,520	0.7
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DN1 M3, 4.583%, 01/25/25	503,360	0.4
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 4.033%, 04/25/24	472,637	0.3
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 5.133%, 04/25/28	486,118	0.3
1,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 5.233%, 05/25/28	964,814	0.7
750,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 5.983%, 07/25/28	758,299	0.5
64,712		GCCFC Commercial Mortgage Trust, 5.427%, 04/10/37	64,657	0.0
302,342	#	GE Capital Commercial Mortgage Series 2005-C2, 5.464%, 05/10/43	298,752	0.2
10,836,040	^	GS Mortgage Securities Corp. II 2012-GCJ9 XA, 2.312%, 11/10/45	1,000,676	0.7
1,000,000	#	GS Mortgage Securities Trust 2010-C2, 4.548%, 12/10/43	919,216	0.6
2,000,000	#	GS Mortgage Securities Trust 2011-GC3, 5.637%, 03/10/44	2,076,608	1.4
4,541,179	#,^	GS Mortgage Securities Trust 2011-GC5, 1.616%, 08/10/44	186,504	0.1
243,915,485	^	GSCCRE Commercial Mortgage Trust 2015-HULA XCP, 0.291%, 08/15/32	763,456	0.5
407,245		GSR Mortgage Loan Trust 2005-AR5, 2.827%, 10/25/35	359,772	0.3
958,469		GSR Mortgage Loan Trust, 2.910%, 01/25/36	891,287	0.6
925,541	#	Jefferies Resecuritization Trust 2009-R6, 2.759%, 03/26/36	901,584	0.6
1,000,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB8 J, 4.733%, 01/12/39	968,682	0.7
2,000,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.066%, 01/12/37	1,974,892	1.4
1,775,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.097%, 01/12/37	1,714,940	1.2
1,000,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP1 G, 5.736%, 03/15/46	987,721	0.7
1,825,466	#	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 TAC1, 7.990%, 07/15/46	1,883,799	1.3
1,526,082		JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/36	1,367,786	0.9
438,240		JP Morgan Mortgage Trust 2007-A3, 3.094%, 05/25/37	373,727	0.3
45,019,816	^	JPMBB Commercial Mortgage Securities Trust 2013-C14, 0.958%, 08/15/46	1,449,715	1.0
2,000,000		LB-UBS Commercial Mortgage Trust 2005-C7 E, 5.350%, 11/15/40	1,994,800	1.4
1,000,000		LB-UBS Commercial Mortgage Trust 2007-C6 AJ, 6.115%, 07/15/40	1,008,744	0.7
1,000,000		Madison Park Funding Ltd. 2007-6X E, 5.869%, 07/26/21	972,414	0.7
355,036		Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2, 2.644%, 02/25/35	341,784	0.2
534,822		Merrill Lynch Mortgage Investors, Inc., 0.813%, 08/25/35	483,190	0.3

See Accompanying Notes to Financial Statements

18

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (continued)

1,000,000	#	Merrill Lynch Mortgage Trust 2005-MKB2 E, 6.014%, 09/12/42	1,029,550	0.7
645,300		Merrill Lynch Mortgage Trust 2006-C2 AJ, 5.802%, 08/12/43	634,742	0.4
1,100,000		Morgan Stanley Capital I Trust 2007-HQ12 C, 5.715%, 04/12/49	1,094,093	0.8
1,500,000	#	Morgan Stanley Capital I Trust 2008-TOP29, 6.268%, 01/11/43	1,444,941	1.0
300,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.440%, 09/15/47	307,961	0.2
620,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.440%, 09/15/47	670,465	0.5
479,253		Morgan Stanley Mortgage Loan Trust 2005-10, 5.500%, 12/25/35	433,464	0.3
2,000,000	#	Morgan Stanley Re-REMIC Trust, 0.250%, 07/27/49	1,848,466	1.3
766,500	#	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5, 4.689%, 08/15/45	747,668	0.5
170,000		Morgan Stanley Capital I Trust 2005-TOP19, 5.289%, 06/12/47	166,810	0.1
2,000,000	#	SoFi Professional Loan Program 2015-B LLC, 3.520%, 03/25/36	1,957,792	1.3
534,775		Structured Adjustable Rate Mortgage Loan Trust, 2.826%, 03/25/35	520,714	0.4
1,500,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25 D, 5.896%, 05/15/43	1,497,077	1.0
2,000,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C28 AJ, 5.632%, 10/15/48	1,955,811	1.3
1,000,000		Wachovia Bank Commercial Mortgage Trust Series 2007-C33 AJ, 5.954%, 02/15/51	987,061	0.7
1,500,000		Wachovia Bank Commercial Mortgage Trust Series, 5.946%, 02/15/51	1,420,727	1.0
750,000		Wachovia Bank Commercial Mortgage Trust, 5.413%, 12/15/43	738,324	0.5
799,786		Wachovia Mortgage Loan Trust LLC Series 2005-B Trust 2A1, 2.758%, 10/20/35	720,273	0.5
1,037,581		Wachovia Mortgage Loan Trust LLC Series 2005-B Trust 2A2, 2.758%, 10/20/35	934,426	0.6
950,899		WaMu 2005-AR16 1A1 12/35, 2.571%, 12/25/35	894,070	0.6
1,482,604		WaMu Alternative Mortgage Pass-Through Certificates, 5.500%, 10/25/35	1,373,945	0.9
1,407,826		WaMu Mortgage Pass Through Certificates, 2.432%, 09/25/36	1,272,167	0.9
824,398		WaMu Mortgage Pass-Through Certificates Series 2006-AR14 Trust, 2.193%, 11/25/36	715,562	0.5
1,166,419		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust 2A3, 2.238%, 12/25/36	989,671	0.7
663,838		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust 3A1, 3.754%, 12/25/36	581,505	0.4
1,424,304		WaMu Mortgage Pass-Through Certificates Series 2006-AR6 Trust, 4.262%, 08/25/36	1,262,832	0.9
1,320,614		WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust 3A2, 4.222%, 02/25/37	1,197,597	0.8
815,158		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.350%, 12/25/36	706,936	0.5
779,147		WaMu Mortgage Pass-Through Certificates WMALT Series Trust 2007-5 A6, 6.000%, 06/25/37	686,933	0.5
1,241,934		WaMu Mortgage Pass-Through Certificates WMALT Series Trust 2007-OC1 A3, 0.663%, 01/25/47	924,381	0.6
887,752		WaMu Mortgage Pass-through Certificates, 2.472%, 02/25/37	793,203	0.5
840,073		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-7 1A4, 5.500%, 09/25/35	777,612	0.5
584,252		Wells Fargo Alternative Loan Trust, 6.250%, 07/25/37	528,404	0.4
1,500,000		Wells Fargo Commercial Mortgage Trust 2016-C33, 3.896%, 03/15/59	1,298,984	0.9
9,912,245	^	Wells Fargo Commercial Mortgage Trust 2016-NXS5, 1.581%, 01/15/59	994,199	0.7
706,589		Wells Fargo Mortgage Backed Securities 2006-AR7 Trust, 2.771%, 05/25/36	670,335	0.5
2,211,197		Wells Fargo Mortgage Backed Securities 2007-AR7 Trust A1, 2.771%, 12/28/37	1,989,889	1.4

See Accompanying Notes to Financial Statements

19

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (continued)

506,000		Wells Fargo Mortgage Backed Securities Trust, 3.401%, 04/25/36	464,145	0.3
10,445,300	#,^	WFRBS Commercial Mortgage Trust 2012-C6, 2.357%, 04/15/45	865,038	0.6

	Total Collateralized Mortgage Obligations
	(Cost $103,500,239)		102,049,596	70.1

ASSET-BACKED SECURITIES: 19.5%
		Cayman Islands: 11.5%
750,000	#	ARES XI CLO Ltd. 2007-11A D, 3.617%, 10/11/21	703,351	0.5
500,000	#	Atrium V, 1.308%, 07/20/20	482,028	0.3
1,000,000	#	Atrium V, 4.318%, 07/20/20	999,059	0.7
500,000	#	Bluemountain CLO III Ltd. 2007-3A C, 1.332%, 03/17/21	480,398	0.3
240,743	#	CIFC Funding 2006-II Ltd., 4.635%, 03/01/21	237,723	0.2
250,000	#	ColumbusNova CLO IV Ltd. 2007-2A C, 2.872%, 10/15/21	244,868	0.2
500,000	#	Cornerstone CLO Ltd., 3.022%, 07/15/21	479,749	0.3
1,680,000	#	Fraser Sullivan CLO II Ltd. 2006-2A E, 4.123%, 12/20/20	1,623,476	1.1
1,000,000	#	Fraser Sullivan CLO II Ltd., 2.123%, 12/20/20	968,877	0.7
750,000	#	GoldenTree Loan Opportunities IV Ltd., 4.868%, 08/18/22	732,412	0.5
625,000	#	GoldenTree Loan Opportunities V Ltd., 3.870%, 10/18/21	616,076	0.4
750,000	#	Gulf Stream - Sextant CLO 2007-1 Ltd., 3.039%, 06/17/21	723,667	0.5
750,000	#	KKR Financial CLO 2007-1 Ltd, 5.618%, 05/15/21	749,963	0.5
250,000	#	Landmark IX CDO Ltd., 2.072%, 04/15/21	235,590	0.2
750,000	#	Madison Park Funding II Ltd. 2006-2A D, 5.380%, 03/25/20	749,990	0.5
213,621	#	Madison Park Funding IV Ltd., 4.224%, 03/22/21	194,595	0.1
500,000	#	Madison Park Funding Ltd., 2.430%, 03/25/20	484,692	0.3
500,000	#	Madison Park Funding Ltd., 3.869%, 07/26/21	479,446	0.3
500,000	#	Momentum Capital Fund Ltd, 7.620%, 09/18/21	499,963	0.4
500,000	#	MSIM Peconic Bay Ltd. 2007-1A D, 3.874%, 07/20/19	491,885	0.3
1,000,000	#	Muir Grove CLO Ltd., 3.619%, 03/25/20	988,850	0.7
500,000	#	Oak Hill Credit Partners V Ltd., 5.620%, 04/16/21	500,370	0.4
500,000	#	Shasta CLO Ltd. 2007-1A BSL, 4.174%, 04/20/21	476,088	0.3
750,000	#	St James River CLO Ltd. 2007-1A D, 2.935%, 06/11/21	721,442	0.5
1,000,000	#	Symphony CLO VII Ltd. 2011-7A F, 6.021%, 07/28/21	998,038	0.7
900,000	#	Telos CLO 2006-1A E Ltd., 4.867%, 10/11/21	898,838	0.6
			16,761,434	11.5

		United States: 8.0%
1,000,000	#	American Homes 4 Rent 2015-SFR1 E, 5.639%, 04/17/45	961,572	0.7
1,119,642	#,^	American Homes 4 Rent 2015-SFR1 XS, 04/17/52	–	–
2,489,583	#,^	American Homes 4 Rent 2015-SFR2 Trust Class XS, 10/17/45	–	–
1,153,592		FBR Securitization Trust, 1.116%, 10/25/35	987,115	0.7
1,225,000		First NLC Trust 2005-2, 0.953%, 09/25/35	983,017	0.7
1,000,000	#	Invitation Homes Trust 2014-SFR2 E, 3.588%, 06/17/32	941,054	0.6
791,962		JP Morgan Mortgage Acquisition Trust 2006-CH2 AV4, 0.573%, 10/25/36	739,504	0.5
600,000		JP Morgan Mortgage Acquisition Trust 2007-CH5, 0.593%, 05/25/37	551,671	0.4
649,190	#	Marketplace Loan Trust Series 2015-AV1 A, 4.000%, 09/15/21	638,641	0.4
1,080,000	#	Oscar US Funding Trust II, 2.440%, 06/15/22	1,041,444	0.7
600,000		Popular ABS Mortgage Pass-Through Trust 2005-D, 4.300%, 01/25/36	594,376	0.4
800,000	#	Progress Residential 2015-SFR3 Trust, 4.327%, 11/12/32	801,681	0.5
1,000,000	#	Purchasing Power Funding 2015-A A2, 4.750%, 12/25/49	995,000	0.7
619,195		RAMP Series 2004-RS5 Trust, 5.750%, 05/25/34	588,795	0.4
1,200,000		Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/35	1,139,855	0.8

See Accompanying Notes to Financial Statements

20

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (continued)

857,087	Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC5 A4, 0.603%, 12/25/36	748,682	0.5
		11,712,407	8.0

	Total Asset-Backed Securities
	(Cost $28,761,132)	28,473,841	19.5

	Total Long-Term Investments
	(Cost $132,261,371)	130,523,437	89.6

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 9.5%
		Mutual Funds: 9.5%
7,001,000	BlackRock Liquidity Funds, TempCash, Institutional Class, 0.330%††	7,001,000	4.8
6,816,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.400%††	6,816,000	4.7

	Total Short-Term Investments
	(Cost $13,817,000)	13,817,000	9.5

	Total Investments in Securities (Cost $146,078,371)	$144,340,437	99.1
	Assets in Excess of Other Liabilities	1,329,214	0.9
	Net Assets	$145,669,651	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Cost for federal income tax purposes is $146,184,041.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$827,456
Gross Unrealized Depreciation	(2,671,060)

Net Unrealized Depreciation	$(1,843,604)

See Accompanying Notes to Financial Statements

21

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

N/A.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a) (2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

(3)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios (SPorts) Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	June 3, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	June 3, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	June 3, 2016